UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ARGENTINA — 1.2%
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	$600	$582,000
7.50%, 01/24/27 (Call 01/24/22)(a)	800	749,000
YPF SA
6.95%, 07/21/27(a)	1,100	980,375
7.00%, 12/15/47 (Call 06/15/47)(a)	700	559,090
8.50%, 03/23/21(a)	1,000	1,027,500
8.50%, 07/28/25(a)	1,485	1,470,150
8.75%, 04/04/24(a)	1,116	1,122,919

		6,491,034
AZERBAIJAN — 0.4%
Southern Gas Corridor CJSC,
6.88%, 03/24/26(a)	1,986	2,184,004

BAHRAIN — 0.2%
Oil and Gas Holding Co. BSCC (The),
7.50%, 10/25/27(a)	1,000	950,000

BRAZIL — 16.6%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(a)	1,200	1,242,240
5.90%, 01/16/21(a)	1,790	1,845,937
6.75%, 09/29/19(a)	200	206,500
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20(a)	608	596,752
5.50%, 01/31/23(a)	800	776,000
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	2,000	1,911,620
4.63%, 01/15/25(a)	800	755,200
4.88%, 04/19/23(a)	800	785,000
5.38%, 01/15/21(a)	568	575,100
5.88%, 01/26/22(a)	1,700	1,729,537
5.88%, 01/19/23(a)	600	606,750
6.00%, 01/22/20(a)	400	413,000
Banco Votorantim SA,
7.38%, 01/21/20(a)	892	923,220
Braskem Finance Ltd.
5.38%, 05/02/22(a)	200	207,250
5.75%, 04/15/21(a)	1,200	1,245,000
6.45%, 02/03/24	600	647,100
BRF SA
3.95%, 05/22/23(a)	400	364,000
4.75%, 05/22/24(a)	600	559,500
Caixa Economica Federal
3.50%, 11/07/22(a)	450	425,813
7.25%, 07/23/24 (Call 07/23/19)(a)(b)(c)	400	405,500
Cemig Geracao e Transmissao SA,
9.25%, 12/05/24 (Call 12/05/23)(a)	1,600	1,667,840
Centrais Eletricas Brasileiras SA,
5.75%, 10/27/21(a)	2,000	2,013,200
CSN Resources SA,
6.50%, 07/21/20(a)	1,192	1,147,670
Embraer Netherlands Finance BV,
5.05%, 06/15/25	993	999,455
Embraer Overseas Ltd.,
5.70%, 09/16/23(a)	550	572,220
Fibria Overseas Finance Ltd.,
5.25%, 05/12/24	800	819,000
Gerdau Trade Inc.,
4.75%, 04/15/23(a)	800	798,000
Gol Finance Inc.,
7.00%, 01/31/25 (Call 01/31/22)(a)	500	446,250
GTL Trade Finance Inc./Gerdau Holdings Inc.,
5.89%, 04/29/24 (Call 01/29/24)(a)	1,000	1,023,750
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	820	820,164
5.50%, 08/06/22(a)	1,760	1,800,480
5.65%, 03/19/22(a)	1,800	1,838,250
5.75%, 01/22/21(a)	1,133	1,161,325

Security	Par (000)	Value
6.20%, 04/15/20(a)	$700	$723,625
6.20%, 12/21/21(a)	1,400	1,459,430
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)(a)	800	800,320
7.75%, 10/28/20 (Call 10/28/18)(a)	967	991,924
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	850	797,024
5.88%, 07/15/24 (Call 07/15/19)(a)	725	693,734
6.75%, 02/15/28 (Call 02/15/23)(a)	900	850,667
7.25%, 06/01/21 (Call 06/01/19)(a)	1,100	1,106,875
Klabin Finance SA
4.88%, 09/19/27(a)	200	184,750
5.25%, 07/16/24(a)	900	893,880
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(a)	1,000	962,500
7.00%, 03/15/24 (Call 03/15/20)(a)	900	870,750
Marfrig Holdings Europe BV,
8.00%, 06/08/23 (Call 06/08/19)(a)	800	819,000
Minerva Luxembourg SA
5.88%, 01/19/28 (Call 01/19/23)(a)	400	350,000
6.50%, 09/20/26 (Call 09/20/21)(a)	1,173	1,092,356
Odebrecht Finance Ltd.
4.38%, 04/25/25(a)	500	200,000
5.25%, 06/27/29(a)	400	158,000
7.13%, 06/26/42 (Call 12/26/41)(a)	820	328,000
Petrobras Global Finance BV
4.38%, 05/20/23	3,606	3,474,381
5.30%, 01/27/25(a)	3,500	3,347,750
5.38%, 01/27/21	1,394	1,421,880
5.63%, 05/20/43	600	516,900
5.75%, 02/01/29	1,942	1,782,756
6.00%, 01/27/28(a)	5,668	5,350,592
6.13%, 01/17/22	1,709	1,767,448
6.25%, 03/17/24	1,961	1,992,376
6.75%, 01/27/41	1,500	1,425,000
6.85%, 06/05/15	2,483	2,225,761
6.88%, 01/20/40	1,103	1,058,880
7.25%, 03/17/44	1,986	1,946,280
7.38%, 01/17/27	3,801	3,953,040
8.38%, 05/23/21	999	1,099,899
8.75%, 05/23/26	3,079	3,476,191
Rio Oil Finance Trust,
Series 2014-1,
9.25%, 07/06/24(a)	1,165	1,252,592
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)(a)	1,000	960,000
7.38%, 02/09/24 (Call 02/09/21)(a)	200	207,150
Vale Overseas Ltd.
4.38%, 01/11/22	1,333	1,356,994
6.25%, 08/10/26	2,100	2,307,973
6.88%, 11/21/36	2,383	2,760,586
6.88%, 11/10/39	1,938	2,271,142
8.25%, 01/17/34	850	1,082,739
Votorantim Cimentos SA,
7.25%, 04/05/41(a)	1,050	1,075,935

		92,725,703
CHILE — 0.2%
VTR Finance BV,
6.88%, 01/15/24 (Call 01/15/19)(a)	1,200	1,238,880

CHINA — 4.4%
Agile Group Holdings Ltd.,
9.00%, 05/21/20 (Call 05/21/19)(a)	400	416,849
CFLD Cayman Investment Ltd.,
6.50%, 12/21/20(a)	600	562,500

1

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
China Evergrande Group
6.25%, 06/28/21(a)	$814	$782,458
7.50%, 06/28/23 (Call 06/28/20)(a)	1,400	1,286,250
8.25%, 03/23/22 (Call 03/23/20)(a)	1,353	1,327,631
8.75%, 06/28/25 (Call 06/28/21)(a)	4,166	3,837,927
9.50%, 03/29/24 (Call 03/29/21)(a)	1,000	968,750
China SCE Property Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)(a)	600	548,250
7.45%, 04/17/21 (Call 04/17/20)(a)	400	394,330
CIFI Holdings Group Co. Ltd.,
6.88%, 04/23/21 (Call 04/23/20)(a)	600	594,000
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	400	377,500
4.75%, 09/28/23 (Call 09/28/20)(a)	900	824,625
7.25%, 04/04/21 (Call 10/04/18)(a)	700	706,617
7.50%, 03/09/20 (Call 03/09/19)(a)	1,000	1,021,285
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)(a)	600	548,250
5.88%, 02/13/23 (Call 11/17/20)(a)	800	699,000
7.00%, 04/25/21 (Call 04/25/20)(a)	800	780,191
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)(a)	600	495,750
8.38%, 03/08/21(a)	400	352,800
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)(a)	1,200	1,135,500
5.38%, 12/05/20(a)	800	794,000
Greenland Global Investment Ltd.,
5.88%, 07/03/24(a)	800	695,000
KWG Property Holding Ltd.,
6.00%, 09/15/22 (Call 03/15/20)(a)	486	450,158
New Metro Global Ltd.,
6.50%, 04/23/21 (Call 04/23/20)(a)	600	591,474
Shimao Property Holdings Ltd.
4.75%, 07/03/22 (Call 07/03/20)(a)	1,200	1,150,500
8.38%, 02/10/22 (Call 02/10/19)(a)	956	1,004,200
Sunac China Holdings Ltd.
7.35%, 07/19/21 (Call 07/19/20)(a)	600	578,534
7.95%, 08/08/22 (Call 08/08/20)(a)	600	576,951
Times China Holdings Ltd.,
6.25%, 01/17/21 (Call 01/31/20)(a)	600	573,000
Yuzhou Properties Co. Ltd.,
7.90%, 05/11/21 (Call 05/11/20)(a)	600	600,134

		24,674,414
COLOMBIA — 1.2%
Banco de Bogota SA
4.38%, 08/03/27(a)	600	582,000
5.38%, 02/19/23(a)	400	417,000
6.25%, 05/12/26(a)	1,278	1,353,913
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(b)(c)	400	391,500
5.13%, 09/11/22	1,263	1,308,784
Colombia Telecomunicaciones SA ESP,
5.38%, 09/27/22 (Call 09/27/18)(a)	745	748,725
Grupo Aval Ltd.,
4.75%, 09/26/22(a)	1,000	1,006,500
Millicom International Cellular SA,
6.00%, 03/15/25 (Call 03/15/20)(a)	900	922,626

		6,731,048
COSTA RICA — 0.1%
Banco Nacional de Costa Rica,
5.88%, 04/25/21(a)	435	443,917

GHANA — 0.1%
Tullow Oil PLC,
7.00%, 03/01/25 (Call 03/01/21)(a)	600	582,750

Security	Par (000)	Value
INDIA — 1.3%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20(a)	$200	$201,500
5.45%, 01/24/28(a)	1,000	916,250
5.95%, 07/31/24(a)	1,025	1,035,250
Bank of India/London,
6.25%, 02/16/21(a)	450	468,384
Greenko Dutch BV,
5.25%, 07/24/24 (Call 07/24/20)(a)	600	569,250
JSW Steel Ltd.,
5.25%, 04/13/22(a)	1,100	1,100,000
Vedanta Resources PLC
6.38%, 07/30/22(a)	1,000	982,500
7.13%, 05/31/23(a)	1,310	1,290,350
8.25%, 06/07/21(a)	700	736,015

		7,299,499
INDONESIA — 0.4%
Pelabuhan Indonesia III Persero PT,
4.88%, 10/01/24(a)	400	401,388
Perusahaan Listrik Negara PT
5.25%, 10/24/42(a)	1,300	1,256,125
5.50%, 11/22/21(a)	600	625,134

		2,282,647
ISRAEL — 2.3%
Teva Pharmaceutical Finance Co. BV,
2.95%, 12/18/22	1,250	1,149,019
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	3,151	2,938,969
2.80%, 07/21/23	2,275	2,056,145
3.15%, 10/01/26	3,550	3,017,500
4.10%, 10/01/46	2,000	1,484,110
6.00%, 04/15/24 (Call 01/15/24)	1,200	1,239,306
6.75%, 03/01/28 (Call 12/01/27)	1,000	1,062,675

		12,947,724
JAMAICA — 0.7%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/19)(a)	850	540,812
8.25%, 09/30/20 (Call 09/30/18)(a)	1,900	1,362,680
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/19)(a)	1,250	1,159,375
6.75%, 03/01/23 (Call 03/01/19)(a)	1,000	862,500

		3,925,367
KAZAKHSTAN — 1.0%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22(a)	1,050	1,034,250
Kazakhstan Temir Zholy Finance BV,
6.95%, 07/10/42(a)	1,000	1,113,750
KazMunayGas National Co. JSC
3.88%, 04/19/22(a)	400	395,500
4.75%, 04/19/27(a)	1,200	1,204,260
5.75%, 04/19/47(a)	1,377	1,351,181
Nostrum Oil & Gas Finance BV,
8.00%, 07/25/22 (Call 07/25/19)(a)	600	568,500

		5,667,441
MEXICO — 1.3%
Axtel SAB de CV,
6.38%, 11/14/24 (Call 11/14/20)(a)	600	590,970
Banco Mercantil del Norte SA/Grand Cayman,
5.75%, 10/04/31 (Call 10/04/26)(a)(b)(c)	400	387,000
Banco Nacional de Comercio Exterior SNC,
3.80%, 08/11/26(a)(b)(c)	700	685,125
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/18/28)(a)(b)(c)	800	746,000
7.25%, 04/22/20(a)	1,100	1,156,375
Cemex Finance LLC,
6.00%, 04/01/24 (Call 04/01/19)(a)	1,050	1,083,259

2

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)(a)	$1,000	$1,017,500
6.13%, 05/05/25 (Call 05/05/20)(a)	800	830,000
7.75%, 04/16/26 (Call 04/16/21)(a)	800	881,000

		7,377,229
OMAN — 0.2%
Bank Muscat SAOG,
3.75%, 05/03/21(a)	400	390,500
Lamar Funding Ltd.,
3.96%, 05/07/25(a)	1,000	893,750

		1,284,250
PANAMA — 0.2%
Sable International Finance Ltd.,
6.88%, 08/01/22 (Call 08/01/18)(a)	850	885,594

RUSSIA — 3.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
7.75%, 04/28/21(a)	950	1,017,687
Credit Bank of Moscow Via CBOM Finance PLC
5.55%, 02/14/23(a)	600	571,500
5.88%, 11/07/21(a)	200	196,000
7.50%, 10/05/27 (Call 10/05/22)(a)(b)(c)	700	596,750
Evraz Group SA
5.38%, 03/20/23(a)	600	594,750
6.50%, 04/22/20(a)	736	754,584
6.75%, 01/31/22(a)	600	624,750
8.25%, 01/28/21(a)	750	803,438
Gazprombank OAO Via GPB Eurobond Finance PLC,
7.50%, 12/28/23 (Call 12/28/18)(a)(b)(c)	1,000	1,006,000
GTLK Europe DAC,
5.13%, 05/31/24(a)	800	760,000
Metalloinvest Finance DAC,
4.85%, 05/02/24(a)	600	570,750
Polyus Finance PLC
4.70%, 01/29/24(a)	600	558,000
5.25%, 02/07/23(a)	800	786,000
Polyus Gold International Ltd.
4.70%, 03/28/22(a)	400	392,500
5.63%, 04/29/20(a)	600	606,000
Sberbank of Russia Via SB Capital SA,
5.13%, 10/29/22(a)	2,200	2,211,000
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(a)	800	776,000
4.95%, 06/16/24 (Call 03/16/24)(a)	800	766,000
5.95%, 02/13/23(a)	1,000	1,011,250
7.50%, 03/01/22(a)	600	644,250
VTB Bank OJSC Via VTB Capital SA,
6.95%, 10/17/22(a)	1,400	1,442,000

		16,689,209
SOUTH AFRICA — 1.7%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	645	658,706
5.38%, 04/15/20	809	829,427
Eskom Holdings SOC Ltd.
5.75%, 01/26/21(a)	1,600	1,576,000
6.75%, 08/06/23(a)	1,017	994,118
7.13%, 02/11/25(a)	1,260	1,225,350
FirstRand Bank Ltd.,
6.25%, 04/23/28 (Call 04/23/23)(a)(b)(c)	1,000	1,006,250
Gold Fields Orogen Holding BVI Ltd.,
4.88%, 10/07/20(a)	800	803,000
MTN Mauritius Investment Ltd.,
4.76%, 11/11/24(a)	600	564,000
Sasol Financing International Ltd.,
4.50%, 11/14/22	900	884,925
Transnet SOC Ltd.,
4.00%, 07/26/22(a)	971	933,374

		9,475,150
SOUTH KOREA — 0.1%
Woori Bank,
5.00%, 06/10/45 (Call 06/10/20)(a)(b)(c)	400	401,109

Security	Par (000)	Value
THAILAND — 0.1%
Krung Thai Bank PCL/Cayman Islands,
5.20%, 12/26/24 (Call 12/26/19)(a)(b)(c)	$400	$404,220

TRINIDAD AND TOBAGO — 0.1%
Consolidated Energy Finance SA,
6.88%, 06/15/25(a)	450	457,870

TURKEY — 3.8%
Akbank Turk AS
4.00%, 01/24/20(a)	200	194,000
5.00%, 10/24/22(a)	150	137,625
5.13%, 03/31/25(a)	200	172,250
7.20%, 03/16/27 (Call 03/16/22)(a)(b)(c)	1,100	908,875
Coca-Cola Icecek AS,
4.22%, 09/19/24 (Call 06/19/24)(a)	400	368,500
KOC Holding AS,
5.25%, 03/15/23 (Call 12/15/22)(a)	1,000	940,000
QNB Finansbank AS/Turkey,
4.88%, 05/19/22(a)	888	819,180
TC Ziraat Bankasi AS
4.75%, 04/29/21(a)	200	185,500
5.13%, 05/03/22(a)	1,370	1,239,850
Turk Telekomunikasyon AS,
4.88%, 06/19/24(a)	600	537,750
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	600	563,250
5.80%, 04/11/28 (Call 01/11/28)(a)	400	354,000
Turkiye Garanti Bankasi AS
4.75%, 10/17/19(a)	600	590,250
5.25%, 09/13/22(a)	800	743,000
5.88%, 03/16/23(a)	700	656,250
6.13%, 05/24/27 (Call 05/24/22)(a)(b)(c)	800	634,000
6.25%, 04/20/21(a)	200	197,150
Turkiye Halk Bankasi AS
3.88%, 02/05/20(a)	800	702,000
4.75%, 02/11/21(a)	500	427,500
5.00%, 07/13/21(a)	300	254,250
Turkiye Is Bankasi AS
5.00%, 04/30/20(a)	600	575,190
5.00%, 06/25/21(a)	924	852,390
5.38%, 10/06/21(a)	700	644,875
5.50%, 04/21/22(a)	600	547,500
6.00%, 10/24/22(a)	850	714,000
6.13%, 04/25/24(a)	1,100	962,500
7.00%, 06/29/28 (Call 06/29/23)(a)(b)(c)	600	459,000
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21(a)	800	731,000
5.75%, 01/30/23(a)	800	696,000
6.00%, 11/01/22(a)	200	161,500
6.88%, 02/03/25 (Call 02/03/20)(a)(b)(c)	1,000	827,500
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20(a)	697	662,150
5.13%, 10/22/19(a)	546	536,445
5.50%, 12/06/22(a)	600	491,250
5.75%, 02/24/22(a)	950	862,125
5.85%, 06/21/24(a)	600	513,750
6.10%, 03/16/23(a)	200	180,250
8.50%, 03/09/26 (Call 03/09/21)(a)(b)(c)	400	360,000

		21,402,605
UKRAINE — 0.3%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	1,000	966,250
8.50%, 04/23/26 (Call 01/23/26)(a)	600	578,250
MHP SE,
7.75%, 05/10/24(a)	400	411,000

		1,955,500

3

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
UNITED ARAB EMIRATES — 0.3%
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)(a)	$600	$591,750
5.00%, 08/01/24 (Call 08/01/20)(a)	1,000	976,250

		1,568,000
TOTAL CORPORATE BONDS & NOTES — 41.2%
(Cost: $236,690,379)		230,045,164

FOREIGN GOVERNMENT OBLIGATIONS(d)

ARGENTINA — 6.9%
Argentine Republic Government International Bond
2.50%, 12/31/38(e)	5,260	3,164,070
4.63%, 01/11/23	1,100	989,450
5.63%, 01/26/22	3,228	3,066,600
5.88%, 01/11/28	4,200	3,528,000
6.63%, 07/06/28	1,080	955,800
6.88%, 04/22/21	4,575	4,581,862
6.88%, 01/26/27	3,924	3,566,916
6.88%, 01/11/48	3,000	2,359,500
7.13%, 07/06/36	1,820	1,531,530
7.13%, 06/28/17	2,731	2,173,876
7.50%, 04/22/26	6,305	5,989,750
7.63%, 04/22/46	2,731	2,315,888
8.28%, 12/31/33	4,363	4,149,563

		38,372,805
AZERBAIJAN — 0.3%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(a)	950	945,250
6.95%, 03/18/30(a)	600	648,000

		1,593,250
BAHRAIN — 1.9%
Bahrain Government International Bond
5.50%, 03/31/20(a)	883	877,481
5.88%, 01/26/21(a)	1,250	1,240,625
6.00%, 09/19/44(a)	800	646,000
6.13%, 07/05/22(a)	1,600	1,568,000
6.13%, 08/01/23(a)	1,400	1,368,500
6.75%, 09/20/29(a)	1,400	1,275,750
7.00%, 01/26/26(a)	1,200	1,155,000
7.00%, 10/12/28(a)	1,416	1,320,420
7.50%, 09/20/47(a)	1,000	892,500

		10,344,276
BRAZIL — 5.7%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24(a)	983	943,680
5.50%, 07/12/20(a)	750	775,313
5.75%, 09/26/23(a)	900	931,500
Brazilian Government International Bond
2.63%, 01/05/23	2,200	2,040,500
4.25%, 01/07/25	4,448	4,320,120
4.63%, 01/13/28 (Call 10/13/27)	2,900	2,723,100
4.88%, 01/22/21	2,811	2,884,086
5.00%, 01/27/45	3,726	3,168,963
5.63%, 01/07/41	2,467	2,315,896
5.63%, 02/21/47	2,700	2,490,750
6.00%, 04/07/26	2,114	2,237,140
7.13%, 01/20/37	1,910	2,139,200
8.25%, 01/20/34	1,250	1,521,875
8.75%, 02/04/25	500	610,250

Security	Par (000)	Value
8.88%, 10/14/19	$300	$322,875
8.88%, 04/15/24	1,220	1,484,130
10.13%, 05/15/27	700	934,500

		31,843,878
COSTA RICA — 0.7%
Costa Rica Government International Bond
4.25%, 01/26/23(a)	971	934,102
4.38%, 04/30/25(a)	400	379,038
5.63%, 04/30/43(a)	600	536,400
7.00%, 04/04/44(a)	1,062	1,093,860
7.16%, 03/12/45(a)	800	839,000

		3,782,400
CROATIA — 1.4%
Croatia Government International Bond
5.50%, 04/04/23(a)	1,500	1,595,625
6.00%, 01/26/24(a)	1,700	1,855,125
6.38%, 03/24/21(a)	1,606	1,712,397
6.63%, 07/14/20(a)	1,350	1,425,938
6.75%, 11/05/19(a)	1,100	1,148,125

		7,737,210
DOMINICAN REPUBLIC — 2.3%
Dominican Republic International Bond
5.50%, 01/27/25(a)	1,000	998,500
5.88%, 04/18/24(a)	1,240	1,274,720
5.95%, 01/25/27(a)	2,075	2,103,531
6.50%, 02/15/48(a)	950	934,325
6.60%, 01/28/24(a)	313	330,606
6.85%, 01/27/45(a)	1,890	1,930,162
6.88%, 01/29/26(a)	1,603	1,717,214
7.45%, 04/30/44(a)	1,750	1,896,563
7.50%, 05/06/21(a)	1,500	1,582,500

		12,768,121
ECUADOR — 2.6%
Ecuador Government International Bond
7.88%, 01/23/28(a)	2,900	2,646,250
7.95%, 06/20/24(a)	2,545	2,446,381
8.75%, 06/02/23(a)	1,100	1,100,000
8.88%, 10/23/27(a)	2,500	2,406,250
9.63%, 06/02/27(a)	800	802,000
9.65%, 12/13/26(a)	1,779	1,792,343
10.50%, 03/24/20(a)	1,500	1,571,250
10.75%, 03/28/22(a)	1,862	2,006,305

		14,770,779
EGYPT — 2.4%
Egypt Government International Bond
5.58%, 02/21/23(a)	1,400	1,387,750
5.75%, 04/29/20(a)	760	773,300
5.88%, 06/11/25(a)	1,559	1,512,230
6.13%, 01/31/22(a)	2,400	2,433,000
6.59%, 02/21/28(a)	1,214	1,188,202
6.88%, 04/30/40(a)	606	557,520
7.50%, 01/31/27(a)	1,900	1,976,000
7.90%, 02/21/48(a)	1,400	1,386,000
8.50%, 01/31/47(a)	2,300	2,417,875

		13,631,877

4

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
EL SALVADOR — 1.0%
El Salvador Government International Bond
5.88%, 01/30/25(a)	$750	$716,250
6.38%, 01/18/27(a)	900	866,250
7.38%, 12/01/19(a)	250	257,306
7.63%, 02/01/41(a)	500	493,750
7.65%, 06/15/35(a)	880	881,100
7.75%, 01/24/23(a)	1,058	1,120,157
8.25%, 04/10/32(a)	800	839,000
8.63%, 02/28/29(a)	500	545,058

		5,718,871
GHANA — 1.0%
Ghana Government International Bond
7.63%, 05/16/29(a)	800	823,000
7.88%, 08/07/23(a)	1,000	1,075,000
8.13%, 01/18/26(a)	970	1,042,750
8.63%, 06/16/49(a)	1,200	1,239,000
10.75%, 10/14/30(a)	900	1,156,500

		5,336,250
GUATEMALA — 0.5%
Guatemala Government Bond
4.50%, 05/03/26(a)	1,000	978,750
4.88%, 02/13/28(a)	923	921,846
5.75%, 06/06/22(a)	600	630,000

		2,530,596
IVORY COAST — 0.4%
Ivory Coast Government International Bond
5.38%, 07/23/24(a)	400	383,500
6.13%, 06/15/33(a)	1,200	1,098,000
6.38%, 03/03/28(a)	900	870,750

		2,352,250
JAMAICA — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	1,838	2,026,395
7.63%, 07/09/25	700	803,250
7.88%, 07/28/45	1,200	1,399,500
8.00%, 03/15/39	1,043	1,222,918

		5,452,063
JORDAN — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(a)	850	812,813
6.13%, 01/29/26(a)	1,000	992,500
7.38%, 10/10/47(a)	1,000	966,250

		2,771,563
LEBANON — 3.2%
Lebanon Government International Bond
5.45%, 11/28/19(a)	400	389,000
5.80%, 04/14/20(a)	695	667,923
6.00%, 01/27/23(a)	950	828,875
6.10%, 10/04/22(a)	1,800	1,597,500
6.15%, 06/19/20	350	336,088
6.20%, 02/26/25(a)	700	585,375
6.25%, 05/27/22	1,100	985,875
6.25%, 11/04/24(a)	535	452,075
6.38%, 03/09/20	1,520	1,478,200
6.40%, 05/26/23	850	750,125
6.60%, 11/27/26(a)	1,350	1,134,000
6.65%, 04/22/24(a)	620	540,175
6.65%, 11/03/28(a)	1,115	905,937

Security	Par (000)	Value
6.65%, 02/26/30(a)	$1,390	$1,122,425
6.75%, 11/29/27(a)	767	635,651
6.85%, 03/23/27(a)	1,400	1,183,000
6.85%, 05/25/29	700	569,625
7.00%, 03/23/32(a)	905	730,788
7.05%, 11/02/35(a)	300	241,125
7.25%, 03/23/37(a)	800	652,000
8.25%, 04/12/21(a)	2,356	2,308,880

		18,094,642
MOROCCO — 0.4%
Morocco Government International Bond
4.25%, 12/11/22(a)	1,290	1,309,350
5.50%, 12/11/42(a)	800	852,000

		2,161,350
NIGERIA — 1.4%
Nigeria Government International Bond
6.38%, 07/12/23(a)	500	513,750
6.50%, 11/28/27(a)	1,500	1,458,750
6.75%, 01/28/21(a)	400	418,000
7.14%, 02/23/30(a)	1,214	1,204,895
7.63%, 11/28/47(a)	1,300	1,248,000
7.70%, 02/23/38(a)	1,200	1,182,000
7.88%, 02/16/32(a)	1,590	1,641,675

		7,667,070
PAKISTAN — 0.5%
Pakistan Government International Bond
6.88%, 12/05/27(a)	1,400	1,326,500
8.25%, 04/15/24(a)	1,127	1,170,671
8.25%, 09/30/25(a)	400	415,300

		2,912,471
RUSSIA — 3.9%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(a)	1,800	1,838,250
4.88%, 09/16/23(a)	3,000	3,127,500
5.00%, 04/29/20(a)	3,700	3,792,500
5.63%, 04/04/42(a)	2,800	3,003,000
5.88%, 09/16/43(a)	1,400	1,548,750
7.50%, 03/31/30(a)(e)	3,946	4,394,845
12.75%, 06/24/28(a)	2,428	3,975,850

		21,680,695
SENEGAL — 0.4%
Senegal Government International Bond
6.25%, 07/30/24(a)	400	403,500
6.25%, 05/23/33(a)	1,100	1,034,000
6.75%, 03/13/48(a)	971	876,328

		2,313,828
SERBIA — 0.6%
Serbia International Bond
4.88%, 02/25/20(a)	1,490	1,517,938
7.25%, 09/28/21(a)	1,786	1,955,670

		3,473,608
SOUTH AFRICA — 2.8%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,700	1,547,000
4.67%, 01/17/24	1,200	1,200,000
4.85%, 09/27/27	800	768,000
4.88%, 04/14/26	1,200	1,176,000
5.00%, 10/12/46	1,100	961,125

5

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
5.38%, 07/24/44	$200	$183,000
5.50%, 03/09/20	1,768	1,821,040
5.65%, 09/27/47	1,400	1,309,000
5.88%, 05/30/22	1,250	1,323,438
5.88%, 09/16/25	1,986	2,072,887
5.88%, 06/22/30	1,400	1,412,250
6.25%, 03/08/41	901	920,146
6.30%, 06/22/48	1,200	1,191,000

		15,884,886
SRI LANKA — 1.8%
Sri Lanka Government International Bond
5.75%, 01/18/22(a)	600	601,500
5.75%, 04/18/23(a)	1,000	988,750
5.88%, 07/25/22(a)	1,162	1,164,905
6.13%, 06/03/25(a)	900	876,375
6.20%, 05/11/27(a)	1,480	1,428,200
6.25%, 10/04/20(a)	300	306,765
6.25%, 07/27/21(a)	978	1,001,218
6.75%, 04/18/28(a)	1,000	992,500
6.83%, 07/18/26(a)	1,050	1,055,250
6.85%, 11/03/25(a)	1,700	1,717,000

		10,132,463
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(a)	400	398,000
4.50%, 08/04/26(a)	1,000	975,000

		1,373,000
TURKEY — 8.2%
Export Credit Bank of Turkey
5.00%, 09/23/21(a)	650	606,125
5.38%, 02/08/21(a)	400	383,000
5.38%, 10/24/23(a)	600	533,250
Turkey Government International Bond
3.25%, 03/23/23	1,400	1,223,250
4.25%, 04/14/26	1,400	1,165,500
4.88%, 10/09/26	2,860	2,452,450
4.88%, 04/16/43	2,979	2,156,051
5.13%, 03/25/22	949	909,854
5.13%, 02/17/28	2,000	1,715,000
5.63%, 03/30/21	1,986	1,958,693
5.75%, 03/22/24	2,300	2,176,375
5.75%, 05/11/47	3,276	2,555,280
6.00%, 03/25/27	3,221	2,959,294
6.00%, 01/14/41	2,816	2,319,680
6.13%, 10/24/28	1,800	1,638,000
6.25%, 09/26/22	2,483	2,455,066
6.63%, 02/17/45	2,779	2,417,730
6.75%, 05/30/40	1,975	1,767,625
6.88%, 03/17/36	2,313	2,122,177
7.00%, 06/05/20	1,900	1,935,625
7.25%, 03/05/38	1,300	1,235,000
7.38%, 02/05/25	4,070	4,141,225
7.50%, 11/07/19	1,500	1,533,750
8.00%, 02/14/34	1,263	1,299,311
11.88%, 01/15/30	1,550	2,077,000

		45,736,311

Security	Par/ Shares (000)	Value
UKRAINE — 2.6%
Ukraine Government International Bond
7.38%, 09/25/32(a)	$2,800	$2,527,000
7.75%, 09/01/20(a)	1,726	1,758,362
7.75%, 09/01/21(a)	1,650	1,676,813
7.75%, 09/01/22(a)	1,504	1,519,040
7.75%, 09/01/23(a)	975	978,656
7.75%, 09/01/24(a)	1,318	1,304,820
7.75%, 09/01/25(a)	1,236	1,205,100
7.75%, 09/01/26(a)	1,252	1,209,745
7.75%, 09/01/27(a)	1,498	1,426,845
Ukreximbank Via Biz Finance PLC,
9.75%, 01/22/25(a)	650	664,625

		14,271,006
VENEZUELA — 1.4%
Venezuela Government International Bond
6.00%, 12/09/20(a)(f)	1,290	341,850
7.00%, 03/31/38(a)(f)	1,500	401,250
7.65%, 04/21/25(a)(f)	1,558	416,765
7.75%, 10/13/19(a)(f)	2,179	582,883
8.25%, 10/13/24(a)(f)	2,480	663,400
9.00%, 05/07/23(a)(f)	1,737	468,990
9.25%, 09/15/27(f)	3,762	1,074,850
9.25%, 05/07/28(a)(f)	1,692	456,840
9.38%, 01/13/34(f)	1,480	429,200
11.75%, 10/21/26(a)(f)	3,035	864,975
11.95%, 08/05/31(a)(f)	4,580	1,305,300
12.75%, 08/23/22(a)(f)	2,830	799,475

		7,805,778
VIETNAM — 0.3%
Vietnam Government International Bond
4.80%, 11/19/24(a)	1,000	1,013,540
6.75%, 01/29/20(a)	640	667,200

		1,680,740

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 56.3% (Cost: $341,156,946)		314,194,037

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(g)(h)	5,533	5,533,308

TOTAL SHORT-TERM INVESTMENTS — 1.0% (Cost: $5,533,308)		5,533,308

TOTAL INVESTMENTS IN SECURITIES — 98.5% (Cost: $583,380,633)		549,772,509
Other Assets, Less Liabilities — 1.5%		8,343,580

NET ASSETS — 100.0%		$558,116,089

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Investments are denominated in U.S. dollars.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer is in default of interest payments.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

6

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,477	(4,944)	5,533	$5,533,308	$48,030	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$230,045,164	$—	$230,045,164
Foreign Government Obligations	—	314,194,037	—	314,194,037
Money Market Funds	5,533,308	—	—	5,533,308

	$5,533,308	$544,239,201	$—	$549,772,509

7

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
CORPORATE BONDS & NOTES

AUSTRALIA — 0.5%
Origin Energy Finance Ltd.,
4.00%, 09/16/74 (Call 09/16/19)(a)(b)(c)	EUR	400	$482,903

AUSTRIA — 0.1%
Raiffeisenlandesbank Niederoesterreich-Wien AG,
5.88%, 11/27/23(a)	EUR	100	132,337

BELGIUM — 0.7%
Barry Callebaut Services NV
2.38%, 05/24/24 (Call 02/24/24)(a)	EUR	200	244,746
5.63%, 06/15/21(a)	EUR	100	134,402
Telenet Finance Luxembourg Notes Sarl,
3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	200	223,735

			602,883
CANADA — 1.8%
Baytex Energy Corp.,
6.63%, 07/19/22 (Call 07/19/19)	CAD	125	95,287
Bombardier Inc.,
6.13%, 05/15/21(a)	EUR	300	385,651
Brookfield Residential Properties Inc.,
6.13%, 05/15/23 (Call 05/15/19)(a)	CAD	100	78,021
Cott Corp.,
5.50%, 07/01/24 (Call 06/21/19)(a)	EUR	200	247,300
Iron Mountain Canada Operations ULC,
5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	100	77,413
Mattamy Group Corp.,
6.50%, 10/01/25 (Call 10/01/20)(d)	CAD	100	76,190
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	200	152,727
5.75%, 09/16/24 (Call 09/16/19)	CAD	150	115,603
Postmedia Network Inc.,
8.25%, 07/15/21 (Call 09/17/18)(d)	CAD	3	1,943
Quebecor Media Inc.,
6.63%, 01/15/23(d)	CAD	175	143,089
Southern Pacific Resource Corp.,
8.75%, 01/25/18(d)(e)(f)	CAD	50	4
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	125	99,558
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	150	119,120

			1,591,906
CYPRUS — 0.1%
Bank of Cyprus PCL,
9.25%, 01/19/27 (Call 01/19/22)(a)(b)(c)	EUR	100	118,957

DENMARK — 0.6%
DKT Finance ApS,
7.00%, 06/17/23 (Call 06/17/20)(a)	EUR	400	491,265

FINLAND — 1.7%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(a)	EUR	100	118,279
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	300	355,352
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)(a)	EUR	100	124,096
2.50%, 06/07/27 (Call 03/07/27)(a)	EUR	100	121,159
2.50%, 03/21/28 (Call 12/21/27)(a)	EUR	100	119,607
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	200	233,287
2.50%, 03/17/21(a)	EUR	200	243,948
2.63%, 01/13/23(a)	EUR	200	244,355

			1,560,083
FRANCE — 13.9%
Altice France SA/France
5.38%, 05/15/22 (Call 05/15/19)(a)	EUR	500	601,384
5.63%, 05/15/24 (Call 05/15/19)(a)	EUR	300	364,169
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	350	417,299
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)(a)	EUR	200	222,402

Security		Par (000)	Value
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	$222,872
4.05%, 08/05/26 (Call 05/05/26)(a)	EUR	200	225,828
4.41%, 08/06/19(a)	EUR	200	241,292
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	400	471,981
4.56%, 01/25/23(a)	EUR	300	358,902
5.24%, 03/09/20	EUR	400	491,078
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	300	298,168
6.50%, 07/15/22 (Call 07/15/19)(a)	EUR	200	224,771
7.75%, 01/15/21 (Call 01/15/19)(a)	EUR	300	351,577
Elis SA
1.88%, 02/15/23 (Call 11/15/22)(a)	EUR	300	352,581
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	200	234,387
Europcar Mobility Group
4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	300	346,819
5.75%, 06/15/22 (Call 06/15/19)(a)	EUR	200	240,596
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	300	359,263
3.63%, 06/15/23 (Call 06/15/19)(a)	EUR	100	121,933
La Financiere Atalian SASU
4.00%, 05/15/24 (Call 05/15/20)(a)	EUR	300	338,829
5.13%, 05/15/25 (Call 05/15/21)(a)	EUR	100	114,814
Loxam SAS
3.50%, 05/03/23 (Call 04/26/19)(a)	EUR	200	240,371
4.25%, 04/15/24 (Call 04/15/20)(a)	EUR	100	122,354
4.88%, 07/23/21 (Call 07/23/19)(a)	EUR	58	69,156
6.00%, 04/15/25 (Call 04/15/20)(a)	EUR	100	124,161
7.00%, 07/23/22 (Call 07/23/19)(a)	EUR	90	109,186
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	200	236,242
3.25%, 09/04/20(a)	EUR	300	365,810
3.50%, 03/22/21(a)	EUR	300	369,574
4.38%, 11/06/19	EUR	200	245,336
4.88%, 09/23/24	EUR	400	498,122
Peugeot SA
2.00%, 03/23/24(a)	EUR	100	119,724
2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	300	352,200
2.38%, 04/14/23(a)	EUR	250	309,102
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	300	339,773
2.63%, 06/15/24 (Call 03/15/20)(a)	EUR	125	147,660
3.50%, 06/15/23 (Call 06/15/19)(a)	EUR	200	242,813
SPCM SA,
2.88%, 06/15/23 (Call 06/15/19)(a)	EUR	200	236,688
Synlab Bondco PLC,
6.25%, 07/01/22 (Call 07/01/19)(a)	EUR	300	361,638
Synlab Unsecured Bondco PLC,
8.25%, 07/01/23 (Call 07/01/19)(a)	EUR	150	186,308
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)(a)	EUR	300	329,913
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	118,038
Vallourec SA
2.25%, 09/30/24(a)	EUR	100	95,169
3.25%, 08/02/19(a)	EUR	100	119,400
6.38%, 10/15/23 (Call 10/15/20)(a)	EUR	100	117,809
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	300	362,596

			12,420,088
GERMANY — 8.1%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	200	235,508
1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	100	114,879

8

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
2.13%, 02/06/24 (Call 01/06/24)(a)	EUR	100	$114,823
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	114,885
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	400	464,392
4.50%, 05/19/26	EUR	300	369,887
Deutsche Lufthansa AG,
5.13%, 08/12/75 (Call 02/12/21)(a)(b)(c)	EUR	200	252,474
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/03/20)(a)	EUR	200	232,907
6.75%, 02/01/22 (Call 02/01/19)(a)	EUR	100	120,476
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	300	359,510
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	200	237,462
4.13%, 12/06/21(a)	EUR	200	257,078
LANXESS AG,
4.50%, 12/06/76 (Call 06/06/23)(a)(b)(c)	EUR	200	253,299
METRO AG
1.38%, 10/28/21(a)	EUR	200	241,012
1.50%, 03/19/25(a)	EUR	200	229,991
Norddeutsche Landesbank Girozentrale,
6.00%, 06/29/20	EUR	200	251,026
RWE AG
2.75%, 04/21/75 (Call 10/21/20)(a)(b)(c)	EUR	200	239,484
3.50%, 04/21/75 (Call 04/21/25)(a)(b)(c)	EUR	100	117,996
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	550	647,593
1.75%, 11/25/20 (Call 08/25/20)(a)	EUR	300	360,097
2.50%, 02/25/25(a)	EUR	200	244,536
3.13%, 10/25/19 (Call 07/25/19)(a)	EUR	300	360,656
4.00%, 08/27/18	EUR	300	351,917
Unitymedia GmbH,
3.75%, 01/15/27 (Call 01/15/21)(a)	EUR	300	368,671
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)(a)	EUR	200	245,742
4.00%, 01/15/25 (Call 01/15/20)(a)	EUR	200	245,079
4.63%, 02/15/26 (Call 02/15/21)(a)	EUR	180	228,521

			7,259,901
GREECE — 0.5%
OTE PLC
3.50%, 07/09/20(a)	EUR	300	365,054
4.38%, 12/02/19(a)	EUR	100	122,186

			487,240
IRELAND — 3.1%
Allied Irish Banks PLC,
4.13%, 11/26/25 (Call 11/26/20)(a)(b)(c)	EUR	300	371,209
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)(a)	EUR	125	146,770
4.13%, 05/15/23 (Call 05/15/19)(a)	EUR	200	243,941
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	200	253,957
6.75%, 05/15/24 (Call 05/15/19)(a)	EUR	300	378,898
Bank of Ireland,
10.00%, 12/19/22(a)	EUR	100	157,320
Bank of Ireland Group PLC,
3.13%, 09/19/27 (Call 09/19/22)(a)(b)(c)	GBP	100	126,405
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	200	240,856
2.75%, 02/01/25 (Call 11/01/24)(a)	EUR	100	121,101
2.88%, 01/15/26(a)	EUR	225	267,029
3.25%, 06/01/21 (Call 03/10/21)(a)	EUR	200	250,568
4.13%, 01/30/20(a)	EUR	100	123,764

Security		Par (000)	Value
Virgin Media Receivables Financing Notes II DAC,
5.75%, 04/15/23 (Call 09/15/19)(a)	GBP	100	$133,391

			2,815,209
ITALY — 19.6%
Banca IFIS SpA
2.00%, 04/24/23(a)	EUR	100	110,565
4.50%, 10/17/27 (Call 10/17/22)(a)(b)(c)	EUR	100	112,007
Banca Monte dei Paschi di Siena SpA,
5.38%, 01/18/28 (Call 01/18/23)(a)(b)(c)	EUR	300	298,238
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	200	220,269
2.75%, 07/27/20(a)	EUR	500	593,794
4.38%, 09/21/27 (Call 09/21/22)(a)(b)(c)	EUR	300	346,746
6.00%, 11/05/20(a)	EUR	200	249,392
6.38%, 05/31/21(a)	EUR	100	127,103
BPER Banca,
5.13%, 05/31/27 (Call 05/31/22)(a)(b)(c)	EUR	200	236,368
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(a)	EUR	400	514,481
4.75%, 07/15/22(a)	EUR	300	392,392
6.75%, 10/14/19(a)	EUR	500	629,588
Iccrea Banca SpA
1.50%, 02/21/20(a)	EUR	200	232,914
1.50%, 10/11/22(a)	EUR	200	226,087
1.88%, 11/25/19(a)	EUR	200	235,974
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)(a)	EUR	200	244,248
4.75%, 02/15/23 (Call 08/15/22)(a)	EUR	300	380,231
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	300	343,286
3.93%, 09/15/26(a)	EUR	400	477,462
5.00%, 09/23/19(a)	EUR	300	366,715
5.15%, 07/16/20	EUR	500	625,196
6.63%, 09/13/23(a)	EUR	300	413,040
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	225	252,683
4.50%, 01/19/21	EUR	300	382,606
5.25%, 01/21/22	EUR	100	132,444
8.00%, 12/16/19	GBP	100	141,916
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	150	180,150
5.00%, 11/15/20	EUR	200	252,312
5.75%, 04/18/23	EUR	200	262,039
Nexi Capital SpA,
4.13%, 11/01/23 (Call 11/02/19)(a)	EUR	350	408,774
Saipem Finance International BV
2.75%, 04/05/22(a)	EUR	100	119,744
3.00%, 03/08/21(a)	EUR	200	242,785
3.75%, 09/08/23(a)	EUR	200	245,706
Salini Impregilo SpA
1.75%, 10/26/24(a)	EUR	150	153,359
3.75%, 06/24/21(a)	EUR	200	239,582
6.13%, 08/01/18	EUR	100	117,005
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	300	332,495
2.50%, 07/19/23(a)	EUR	200	238,872
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	117,118
3.00%, 09/30/25(a)	EUR	200	238,115
3.25%, 01/16/23(a)	EUR	200	247,583
3.63%, 01/19/24(a)	EUR	200	250,838
3.63%, 05/25/26(a)	EUR	200	246,867
4.88%, 09/25/20(a)	EUR	100	127,735

9

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
5.25%, 02/10/22(a)	EUR	500	$662,455
6.13%, 12/14/18	EUR	100	119,485
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)(a)(b)(c)	EUR	100	121,479
5.75%, 10/28/25 (Call 10/28/20)(a)(b)(c)	EUR	400	497,814
6.13%, 04/19/21(a)	EUR	200	259,322
6.95%, 10/31/22(a)	EUR	636	867,158
Unione di Banche Italiane SpA
1.75%, 04/12/23(a)	EUR	250	274,623
4.25%, 05/05/26 (Call 05/05/21)(a)(b)(c)	EUR	300	353,180
4.45%, 09/15/27 (Call 09/15/22)(a)(b)(c)	EUR	100	117,842
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	300	347,299
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	200	223,887
4.38%, 03/05/21(a)	EUR	100	126,006
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)(a)	EUR	500	554,933
3.13%, 01/20/25 (Call 11/03/20)(a)	EUR	700	764,821

			17,597,128
JAPAN — 2.6%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	500	550,787
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	200	248,647
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	300	316,042
4.75%, 07/30/25 (Call 04/30/25)(a)	EUR	600	721,429
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	400	458,866

			2,295,771
LUXEMBOURG — 4.6%
Altice Financing SA,
5.25%, 02/15/23 (Call 02/15/19)(a)	EUR	200	243,172
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	200	203,012
9.00%, 06/15/23 (Call 06/15/19)(a)	EUR	100	122,424
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(a)	EUR	300	340,156
7.25%, 05/15/22 (Call 05/15/19)(a)	EUR	800	958,571
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)(a)	EUR	100	114,863
8.50%, 11/01/22 (Call 11/01/18)(a)	GBP	200	254,275
INEOS Finance PLC,
2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	200	227,198
INEOS Group Holdings SA,
5.38%, 08/01/24 (Call 08/01/19)(a)	EUR	300	369,225
LHMC Finco Sarl,
6.25%, 12/20/23 (Call 06/20/20)(a)	EUR	200	239,970
Matterhorn Telecom Holding SA,
4.88%, 05/01/23 (Call 05/01/19)(a)	EUR	100	118,475
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/19)(a)	EUR	300	357,092
4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	200	222,260
Picard Bondco SA,
5.50%, 11/30/24 (Call 11/30/20)(a)	EUR	100	112,232
Telenet Finance VI Luxembourg SCA,
4.88%, 07/15/27 (Call 07/15/21)(a)	EUR	180	223,706

			4,106,631
NETHERLANDS — 4.9%
Axalta Coating Systems LLC,
4.25%, 08/15/24 (Call 08/15/19)(a)	EUR	200	244,771
Constellium NV
4.25%, 02/15/26 (Call 11/15/20)(a)	EUR	100	116,733
4.63%, 05/15/21 (Call 05/15/19)(a)	EUR	100	118,618
InterXion Holding NV,
4.75%, 06/15/25 (Call 06/15/21)(a)	EUR	350	424,161
OCI NV,
5.00%, 04/15/23 (Call 04/15/20)(a)	EUR	200	245,851

Security		Par (000)	Value
Saipem Finance International BV,
2.63%, 01/07/25(a)	EUR	200	$228,187
Selecta Group BV,
5.88%, 02/01/24 (Call 02/01/20)(a)	EUR	300	348,133
Sigma Holdco BV,
5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	200	221,480
SNS Bank NV,
6.25%, 10/26/20(e)(f)	EUR	50	—
United Group BV
4.38%, 07/01/22 (Call 07/01/19)(a)	EUR	200	240,017
4.88%, 07/01/24 (Call 07/01/20)(a)	EUR	200	238,746
UPC Holding BV,
3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	200	221,933
UPCB Finance IV Ltd.,
4.00%, 01/15/27 (Call 01/15/21)(a)	EUR	300	358,968
UPCB Finance VII Ltd.,
3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	200	231,195
Ziggo Bond Co. BV,
7.13%, 05/15/24 (Call 05/15/19)(a)	EUR	300	375,847
Ziggo Bond Finance BV,
4.63%, 01/15/25 (Call 01/15/20)(a)	EUR	200	232,584
Ziggo BV
3.75%, 01/15/25 (Call 01/15/20)(a)	EUR	200	232,724
4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	300	349,887

			4,429,835
PORTUGAL — 0.8%
Banco Comercial Portugues SA,
4.50%, 12/07/27 (Call 12/07/22)(a)(b)(c)	EUR	100	112,672
Caixa Geral de Depositos SA,
5.75%, 06/28/28 (Call 06/28/23)(a)(b)(c)	EUR	200	242,228
EDP — Energias de Portugal SA,
5.38%, 09/16/75 (Call 03/16/21)(a)(b)(c)	EUR	200	254,659
Novo Banco SA,
8.50%, 07/06/28 (Call 07/06/23)(a)(b)(c)	EUR	100	118,620

			728,179
SINGAPORE — 0.7%
Lincoln Finance Ltd.,
6.88%, 04/15/21 (Call 04/15/19)(a)	EUR	500	605,244

SPAIN — 5.5%
Banco de Credito Social Cooperativo SA,
7.75%, 06/07/27 (Call 06/07/22)(a)(b)(c)	EUR	100	113,970
Banco de Sabadell SA
5.63%, 05/06/26(a)	EUR	200	268,586
6.25%, 04/26/20	EUR	150	191,319
Bankia SA,
3.38%, 03/15/27 (Call 03/15/22)(a)(b)(c)	EUR	200	241,674
Bankinter SA
2.50%, 04/06/27 (Call 04/06/22)(a)(b)(c)	EUR	200	237,930
6.38%, 09/11/19(a)	EUR	100	124,914
CaixaBank SA
2.25%, 04/17/30 (Call 04/17/25)(a)(b)(c)	EUR	400	447,712
2.75%, 07/14/28 (Call 07/14/23)(a)(b)(c)	EUR	200	239,740
3.50%, 02/15/27 (Call 02/15/22)(a)(b)(c)	EUR	500	616,832
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	300	355,590
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	119,539
3.13%, 07/27/22(a)	EUR	200	250,031
Gestamp Automocion SA,
3.25%, 04/30/26 (Call 04/30/21)(a)	EUR	200	228,496
Grifols SA,
3.20%, 05/01/25 (Call 05/01/20)(a)	EUR	300	350,438
Grupo Isolux Corsan SA, Series B,
3.00%, 12/30/21 (Call 09/17/18)(e)	EUR	141	2,469
Grupo-Antolin Irausa SA
3.25%, 04/30/24 (Call 04/30/20)(a)	EUR	200	230,928
3.38%, 04/30/26 (Call 04/30/21)(a)	EUR	100	110,734
Ibercaja Banco SA,
5.00%, 07/28/25 (Call 07/28/20)(a)(b)(c)	EUR	200	242,177
Liberbank SA,
6.88%, 03/14/27 (Call 03/14/22)(a)(b)(c)	EUR	100	127,263
Repsol International Finance BV,
4.50%, 03/25/75 (Call 03/25/25)(a)(b)(c)	EUR	350	440,512

			4,940,854

10

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
SWEDEN — 3.1%
Akelius Residential Property AB,
3.88%, 10/05/78 (Call 10/05/23)(a)(b)(c)	EUR	200	$231,985
Fastighets AB Balder,
3.00%, 03/07/78 (Call 03/07/23)(a)(b)(c)	EUR	100	113,357
Intrum AB
2.75%, 07/15/22 (Call 07/15/19)(a)	EUR	400	451,111
3.13%, 07/15/24 (Call 07/15/20)(a)	EUR	400	440,197
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21(a)	EUR	200	234,617
Series 7Y,
1.88%, 03/01/24(a)	EUR	100	115,496
Verisure Holding AB,
6.00%, 11/01/22 (Call 11/01/18)(a)	EUR	180	219,186
Verisure Midholding AB,
5.75%, 12/01/23 (Call 12/01/19)(a)	EUR	400	461,450
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	231,321
3.25%, 05/18/21(a)	EUR	200	250,032

			2,748,752
SWITZERLAND — 0.8%
Dufry Finance SCA,
4.50%, 08/01/23 (Call 08/01/18)(a)	EUR	200	242,629
Dufry One BV,
2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	400	469,668

			712,297
UNITED KINGDOM — 7.7%
Algeco Global Finance PLC,
6.50%, 02/15/23 (Call 02/15/20)(a)	EUR	200	242,102
Ardonagh Midco 3 PLC,
8.38%, 07/15/23 (Call 07/15/20)(a)	GBP	200	265,247
Arqiva Broadcast Finance PLC,
9.50%, 03/31/20 (Call 03/31/19)(a)	GBP	100	135,525
Arrow Global Finance PLC,
5.13%, 09/15/24 (Call 09/15/19)(a)	GBP	100	120,846
Boparan Finance PLC
4.38%, 07/15/21 (Call 01/15/19)(a)	EUR	100	106,654
5.50%, 07/15/21 (Call 07/15/19)(a)	GBP	100	119,549
Cabot Financial Luxembourg SA,
7.50%, 10/01/23 (Call 10/01/19)(a)	GBP	200	255,921
Fiat Chrysler Automobiles NV,
3.75%, 03/29/24(a)	EUR	500	630,954
Heathrow Finance PLC,
3.88%, 03/01/27(a)	GBP	100	124,795
INEOS Finance PLC,
4.00%, 05/01/23 (Call 05/01/19)(a)	EUR	200	238,739
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	300	335,395
2.75%, 01/24/21(a)	GBP	200	256,346
3.88%, 03/01/23(a)	GBP	100	126,378
Merlin Entertainments PLC,
2.75%, 03/15/22 (Call 12/15/21)(a)	EUR	250	304,945
New Look Secured Issuer PLC,
6.50%, 07/01/22 (Call 06/24/19)(a)	GBP	200	137,603
Tesco Corporate Treasury Services PLC,
2.50%, 07/01/24(a)	EUR	300	371,268
Tesco PLC,
6.13%, 02/24/22	GBP	200	296,420
Thomas Cook Finance 2 PLC,
3.88%, 07/15/23 (Call 01/15/20)(a)	EUR	200	233,070
Thomas Cook Group PLC,
6.25%, 06/15/22 (Call 06/15/19)(a)	EUR	300	371,408
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)(a)	EUR	200	237,274
6.38%, 10/15/24 (Call 09/26/19)(a)	GBP	100	135,804
7.00%, 04/15/23 (Call 04/15/19)(a)	GBP	100	135,462
Virgin Media Receivables Financing Notes I DAC,
5.50%, 09/15/24 (Call 09/15/19)(a)	GBP	200	260,495
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(a)	GBP	100	127,437
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	300	385,202
5.13%, 01/15/25 (Call 01/15/20)(a)	GBP	300	400,229

Security		Par (000)	Value
5.50%, 01/15/25 (Call 01/15/19)(a)	GBP	90	$120,347
6.00%, 01/15/25 (Call 01/15/21)(a)(g)	GBP	100	147,593
6.25%, 03/28/29 (Call 01/15/21)(a)	GBP	200	273,789

			6,896,797
UNITED STATES — 16.4%
Adient Global Holdings Ltd.,
3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	400	444,780
AMC Entertainment Holdings Inc.,
6.38%, 11/15/24 (Call 11/15/19)	GBP	200	265,556
Aramark International Finance Sarl,
3.13%, 04/01/25 (Call 04/01/20)(a)	EUR	100	120,971
Avantor Inc.,
4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	200	235,547
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)(a)	EUR	100	118,661
4.50%, 05/15/25 (Call 05/15/20)(a)	EUR	100	118,754
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25 (Call 01/15/20)(a)	EUR	200	241,744
Ball Corp.
3.50%, 12/15/20	EUR	200	251,417
4.38%, 12/15/23	EUR	200	264,188
Bausch Health Companies Inc.,
4.50%, 05/15/23 (Call 05/15/19)(a)	EUR	550	621,004
Belden Inc.
3.38%, 07/15/27 (Call 07/15/22)(a)	EUR	200	222,362
3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	150	167,739
BWAY Holding Co.,
4.75%, 04/15/24 (Call 04/15/20)(a)	EUR	200	234,713
Chemours Co. (The),
4.00%, 05/15/26 (Call 05/15/21)	EUR	150	176,804
Coty Inc.
4.00%, 04/15/23 (Call 04/15/20)(a)	EUR	200	232,825
4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	115,098
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	200	236,634
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	300	351,299
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	113,387
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	200	240,557
4.00%, 07/15/22 (Call 04/15/22)(a)	EUR	200	256,157
Darling Global Finance BV,
3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	200	238,150
Energizer Gamma Acquisition BV,
4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	200	238,983
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	300	350,521
2.88%, 10/01/25 (Call 10/01/20)	EUR	400	455,566
2.88%, 02/01/26 (Call 02/01/21)	EUR	300	341,457
Federal-Mogul LLC/Federal-Mogul Financing Corp.
4.88%, 04/15/22 (Call 04/15/19)(a)	EUR	225	272,998
5.00%, 07/15/24 (Call 07/15/20)(a)	EUR	100	122,109
Goodyear Dunlop Tires Europe BV,
3.75%, 12/15/23 (Call 12/15/18)(a)	EUR	100	120,116
Hanesbrands Finance Luxembourg SCA,
3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	200	247,953
Hertz Holdings Netherlands BV,
5.50%, 03/30/23 (Call 03/30/20)(a)	EUR	200	231,329
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	134,050
5.13%, 04/15/21 (Call 01/15/21)	EUR	200	260,121
Infor U.S. Inc.,
5.75%, 05/15/22 (Call 05/15/19)	EUR	100	118,559
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125	148,640
4.75%, 03/05/20(a)	EUR	200	249,242

11

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	200	$227,429
3.25%, 03/15/25 (Call 03/15/20)(a)	EUR	350	410,421
3.50%, 10/15/24 (Call 10/15/19)(a)	EUR	300	359,092
Iron Mountain Inc.,
3.00%, 01/15/25 (Call 06/15/20)(a)	EUR	100	116,211
Iron Mountain UK PLC,
3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	200	249,511
Levi Strauss & Co.,
3.38%, 03/15/27 (Call 03/15/22)	EUR	200	241,338
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	200	234,798
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100	116,133
LKQ Italia Bondco SpA,
3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	200	245,816
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	200	240,664
4.00%, 08/19/22 (Call 05/19/22)	EUR	200	255,593
Netflix Inc.,
3.63%, 05/15/27	EUR	450	517,357
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	200	238,711
4.88%, 03/31/21(a)	EUR	200	258,464
6.75%, 09/15/20(a)	EUR	200	265,047
PSPC Escrow Corp.,
6.00%, 02/01/23 (Call 02/01/19)(a)	EUR	100	122,755
PVH Corp.
3.13%, 12/15/27(a)	EUR	250	289,559
3.63%, 07/15/24 (Call 04/15/24)(a)	EUR	125	160,225
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)(a)	EUR	200	224,676
5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100	111,375
Sealed Air Corp.,
4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	200	264,050
Silgan Holdings Inc.,
3.25%, 03/15/25 (Call 03/15/20)	EUR	300	358,374
Spectrum Brands Inc.,
4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	200	232,559
Vantiv LLC/Vanity Issuer Corp.,
3.88%, 11/15/25 (Call 12/12/20)(a)	GBP	200	251,385
WMG Acquisition Corp.,
4.13%, 11/01/24 (Call 11/01/19)(a)	EUR	100	120,984

			14,672,518
TOTAL CORPORATE BONDS & NOTES — 97.8%
(Cost: $90,569,879)			87,696,778

Security	Shares (000)	Value
COMMON STOCKS

SOUTH AFRICA — 0.0%
Sentry Holdings Ltd. Class A(f)	0	$—

TOTAL COMMON STOCKS — 0.0%
(Cost: $159,437)		—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(h)(i)	10	10,002

TOTAL SHORT-TERM INVESTMENTS — 0.0% (Cost: $10,002)		10,002

TOTAL INVESTMENTS IN SECURITIES — 97.8%
(Cost: $90,739,318)		87,706,780
Other Assets, Less Liabilities — 2.2%		1,931,866

NET ASSETS — 100.0%		$89,638,646

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer is in default of interest payments.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1	9	10	$10,002	$320	$—	$—

12

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$87,696,774	$4		$87,696,778
Common Stocks	—	—	0	(a)	0	(a)
Money Market Funds	10,002	—	—		10,002

	$10,002	$87,696,774	$4		$87,706,780

(a)	Rounds to less than $1.

Currency Abbreviations

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

13

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® J.P. MORGAN EM CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ARGENTINA — 2.8%
Adecoagro SA,
6.00%, 09/21/27(a)	$150	$132,750
Cablevision SA,
6.50%, 06/15/21 (Call 06/15/19)(a)(b)	300	299,625
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	200	194,000
7.50%, 01/24/27 (Call 01/24/22)(a)	150	140,438
Rio Energy SA/UGEN SA/UENSA SA,
6.88%, 02/01/25 (Call 02/01/22)(a)	150	124,050
Stoneway Capital Corp.,
10.00%, 03/01/27 (Call 03/01/22)(a)	150	147,187
YPF SA
6.95%, 07/21/27(a)	100	89,125
7.00%, 12/15/47 (Call 06/15/47)(a)(b)	200	159,740
8.50%, 03/23/21(a)	200	205,500
8.50%, 07/28/25(a)	250	247,500
8.75%, 04/04/24(a)	580	583,596

		2,323,511
BRAZIL — 7.7%
Banco Bradesco SA/Cayman Islands,
5.75%, 03/01/22(a)(b)	200	207,040
Banco BTG Pactual SA/Cayman Islands,
5.50%, 01/31/23(a)	200	194,000
Banco do Brasil SA/Cayman Islands
5.88%, 01/19/23(a)	200	202,250
6.25%, (Call 04/15/24)(a)(c)(d)(e)	200	168,750
9.25%, (Call 04/15/23)(a)(c)(d)(e)	200	207,750
Braskem Finance Ltd.,
5.38%, 05/02/22(a)	200	207,250
Braskem Netherlands Finance BV,
4.50%, 01/10/28(a)	200	190,750
BRF SA,
3.95%, 05/22/23(a)	200	182,000
CSN Islands XII Corp.,
7.00%, (Call 09/23/18)(a)(c)	100	75,660
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	100,650
5.40%, 02/01/27(b)	150	155,250
Fibria Overseas Finance Ltd.,
5.25%, 05/12/24(b)	50	51,188
Gol Finance Inc.,
7.00%, 01/31/25 (Call 01/31/22)(a)	50	44,625
GTL Trade Finance Inc./Gerdau Holdings Inc.,
5.89%, 04/29/24 (Call 01/29/24)(a)	150	153,562
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)(b)	200	200,040
5.65%, 03/19/22(a)	200	204,250
JBS Investments GmbH,
7.75%, 10/28/20 (Call 10/28/18)(a)	200	205,155
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)(a)	75	71,766
7.25%, 06/01/21 (Call 06/01/19)(a)	100	100,625
Marfrig Holdings Europe BV,
8.00%, 06/08/23 (Call 06/08/19)(a)	200	204,750
Minerva Luxembourg SA,
6.50%, 09/20/26 (Call 09/20/21)(a)	200	186,250
Odebrecht Finance Ltd.,
4.38%, 04/25/25(a)	200	80,000
Petrobras Global Finance BV
4.38%, 05/20/23	100	96,350
5.30%, 01/27/25(a)	158	151,127
5.63%, 05/20/43	150	129,225
6.00%, 01/27/28(a)	125	118,000
6.13%, 01/17/22	134	138,583
6.25%, 03/17/24	225	228,600
6.75%, 01/27/41	100	95,000
6.85%, 06/05/15	100	89,640
6.88%, 01/20/40	48	46,080
7.25%, 03/17/44	150	147,000
7.38%, 01/17/27	250	260,000
8.38%, 05/23/21	153	168,453
8.75%, 05/23/26	250	282,250

Security	Par (000)	Value
St. Marys Cement Inc. Canada,
5.75%, 01/28/27 (Call 10/28/26)(a)	$200	$198,900
Suzano Austria GmbH,
5.75%, 07/14/26(a)	200	207,110
Vale Overseas Ltd.
6.25%, 08/10/26	200	219,807
6.88%, 11/10/39(b)	200	234,380
8.25%, 01/17/34	125	159,226

		6,363,292
CHILE — 3.9%
Banco de Credito e Inversiones SA,
3.50%, 10/12/27(a)	200	184,500
Celulosa Arauco y Constitucion SA,
4.50%, 08/01/24 (Call 05/01/24)	200	200,260
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	400	372,000
5.15%, 02/12/25 (Call 11/12/24)(a)	200	202,000
Colbun SA,
4.50%, 07/10/24 (Call 04/11/24)(a)	200	201,000
Empresa Electrica Angamos SA,
4.88%, 05/25/29(a)(b)	191	186,039
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	200	194,560
4.88%, 10/30/24(a)	200	199,750
Enel Americas SA,
4.00%, 10/25/26 (Call 07/25/26)	300	288,000
Enel Chile SA,
4.88%, 06/12/28	200	203,750
GNL Quintero SA,
4.63%, 07/31/29(a)	200	197,250
Inversiones CMPC SA/Cayman Islands Branch,
4.38%, 05/15/23 (Call 02/15/23)(a)	400	401,000
Latam Finance Ltd.,
6.88%, 04/11/24 (Call 04/11/21)(a)	200	198,900
VTR Finance BV,
6.88%, 01/15/24 (Call 01/15/19)(a)	200	206,480

		3,235,489
CHINA — 8.9%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(b)	300	281,224
4.00%, 12/06/37 (Call 06/06/37)	200	186,586
Azure Nova International Finance Ltd.,
3.50%, 03/21/22(a)	200	194,815
Baidu Inc.,
4.13%, 06/30/25	200	197,840
Bank of China Ltd./Hong Kong,
3.88%, 06/30/25(a)	200	196,639
Bank of China Ltd./Macau,
2.88%, 04/20/22(a)	200	194,060
Bank of Communications Co. Ltd.,
4.50%, 10/03/24 (Call 10/03/19)(a)(d)(e)	200	200,552
China Cinda Finance 2015 I Ltd.,
4.25%, 04/23/25(a)	400	390,091
China CITIC Bank Corp. Ltd.,
3.34%, 12/14/22,
(3 mo. LIBOR US + 1.000%)(a)(e)	200	200,790
China Construction Bank Corp.,
3.88%, 05/13/25 (Call 05/13/20)(a)(d)(e)	200	198,206
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)(a)	200	183,750
8.75%, 06/28/25 (Call 06/28/21)(a)	200	184,250
China Overseas Finance Cayman II Ltd.,
5.50%, 11/10/20(a)	100	103,402
China Overseas Finance Cayman VI Ltd.,
5.95%, 05/08/24(a)	200	213,763
CITIC Ltd.
3.13%, 02/28/22(a)	200	194,122
6.63%, 04/15/21(a)	100	106,492
CMBLEMTN 1 Ltd.,
3.25%, 11/29/21(a)	200	193,662
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22(a)	200	200,480
5.00%, 05/02/42(a)	200	211,068
CNOOC Nexen Finance 2014 ULC,
4.25%, 04/30/24	200	202,386
CNPC General Capital Ltd.,
3.40%, 04/16/23(a)	200	195,778
Country Garden Holdings Co. Ltd.,
4.75%, 07/25/22 (Call 07/25/20)(a)	200	188,750

14

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Fortune Star BVI Ltd.,
5.25%, 03/23/22 (Call 03/23/20)(a)	$200	$189,250
Greenland Global Investment Ltd.,
5.88%, 07/03/24(a)	200	173,750
Huarong Finance 2017 Co. Ltd.
4.50%, (Call 01/24/22)(a)(c)(d)(e)	200	196,250
4.75%, 04/27/27(a)	200	195,477
Huarong Finance II Co. Ltd.,
5.50%, 01/16/25(a)	200	206,157
ICBCIL Finance Co. Ltd.,
2.50%, 09/29/21(a)	200	189,800
Industrial & Commercial Bank of China Ltd./New York NY,
2.91%, 11/13/20	250	245,087
Industrial & Commercial Bank of China Ltd./Singapore,
3.29%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(e)	400	401,310
JD.com Inc.,
3.88%, 04/29/26	200	188,802
Kaisa Group Holdings Ltd.,
8.50%, 06/30/22 (Call 06/30/20)(a)	200	170,409
Nexen Energy ULC,
7.50%, 07/30/39	100	137,211
Proven Honour Capital Ltd.,
4.13%, 05/19/25(a)	200	190,597
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27(a)	200	202,735
Tencent Holdings Ltd.,
3.60%, 01/19/28 (Call 10/19/27)(a)	300	285,788

		7,391,329
COLOMBIA — 4.7%
Banco de Bogota SA
4.38%, 08/03/27(a)(b)	200	194,000
5.38%, 02/19/23(a)	200	208,500
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(d)(e)	200	195,750
5.13%, 09/11/22(b)	87	90,154
5.95%, 06/03/21	300	317,625
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/18)(a)	200	201,000
8.50%, 12/29/49(a)(d)(e)	100	104,375
Ecopetrol SA
4.13%, 01/16/25	300	294,803
5.38%, 06/26/26 (Call 03/26/26)	325	337,577
5.88%, 09/18/23	300	321,487
5.88%, 05/28/45(b)	400	399,800
7.38%, 09/18/43	200	228,500
Grupo Aval Ltd.,
4.75%, 09/26/22(a)(b)	200	201,300
GrupoSura Finance SA,
5.50%, 04/29/26 (Call 01/29/26)(a)	200	208,980
Millicom International Cellular SA,
6.00%, 03/15/25 (Call 03/15/20)(a)	200	205,028
SURA Asset Management SA,
4.88%, 04/17/24(a)	200	205,230
Transportadora de Gas Internacional SA ESP,
5.70%, 03/20/22 (Call 03/20/19)(a)	200	204,046

		3,918,155
GHANA — 0.5%
Tullow Oil PLC
6.25%, 04/15/22 (Call 04/15/19)(a)	200	199,000
7.00%, 03/01/25 (Call 03/01/21)(a)(b)	200	194,250

		393,250
GUATEMALA — 0.5%
Comunicaciones Celulares SA Via Comcel Trust,
6.88%, 02/06/24 (Call 02/06/19)(a)	400	413,500

HONG KONG — 5.3%
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	200	191,458
4.50%, 03/16/46 (Call 09/16/45)(a)	200	205,400
Bank of East Asia Ltd. (The),
4.00%, 11/03/26 (Call 11/03/21)(a)(d)(e)	200	193,811
CK Hutchison International 16 Ltd.,
2.75%, 10/03/26(a)	800	724,245

Security	Par (000)	Value
HKT Capital No. 4 Ltd.,
3.00%, 07/14/26(a)	$200	$181,855
Hongkong Electric Finance Ltd.,
2.88%, 05/03/26(a)	200	183,078
Hongkong Land Finance Cayman Islands Co. Ltd. (The),
4.50%, 06/01/22(a)	200	205,750
Hutchison Whampoa International 11 Ltd.,
4.63%, 01/13/22(a)	400	411,394
Li & Fung Ltd.,
5.25%, (Call 11/03/21)(a)(c)	200	158,020
Nanyang Commercial Bank Ltd.,
5.00%, (Call 06/02/22)(a)(c)(d)(e)	200	183,750
NWD MTN Ltd.,
5.25%, 02/26/21(a)	200	204,265
OVPH Ltd.,
5.88%, (Call 03/01/21)(a)(c)	200	194,500
PCPD Capital Ltd.,
4.75%, 03/09/22(a)	200	192,556
Radiant Access Ltd.,
4.60%, (Call 05/18/20)(a)(c)	200	167,500
Sun Hung Kai Properties Capital Market Ltd.,
4.50%, 02/14/22(a)	200	204,357
Swire Pacific MTN Financing Ltd.,
4.50%, 10/09/23(a)	400	409,557
Swire Properties MTN Financing Ltd.,
3.63%, 01/13/26(a)	200	193,172
TVB Finance Ltd.,
3.63%, 10/11/21(a)	200	196,402

		4,401,070
INDIA — 4.9%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	200	183,250
5.95%, 07/31/24(a)	200	202,000
Bharat Petroleum Corp. Ltd.,
4.00%, 05/08/25(a)	200	191,989
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(a)	200	200,319
5.35%, 05/20/24(a)	200	200,632
Delhi International Airport Ltd.,
6.13%, 10/31/26(a)	200	202,000
Greenko Dutch BV,
5.25%, 07/24/24 (Call 07/24/20)(a)	200	189,750
ICICI Bank Ltd./Dubai,
4.00%, 03/18/26(a)	250	234,860
ICICI Bank Ltd./Hong Kong,
5.75%, 11/16/20(a)	100	103,361
Indian Oil Corp. Ltd.,
5.75%, 08/01/23(a)	200	210,763
JSW Steel Ltd.,
5.25%, 04/13/22(a)	200	200,000
NTPC Ltd.,
4.38%, 11/26/24(a)	200	197,930
Oil India Ltd.,
5.38%, 04/17/24(a)	200	206,127
ONGC Videsh Ltd.,
4.63%, 07/15/24(a)	200	199,768
Reliance Holdings USA Inc.,
5.40%, 02/14/22(a)	250	258,803
Reliance Industries Ltd.,
4.13%, 01/28/25(a)	500	489,635
State Bank of India/London,
4.88%, 04/17/24(a)	200	204,085
Vedanta Resources PLC
7.13%, 05/31/23(a)	200	197,000
8.25%, 06/07/21(a)	200	210,290

		4,082,562
INDONESIA — 1.7%
Indika Energy Capital III Pte Ltd.,
5.88%, 11/09/24 (Call 11/09/21)(a)	250	238,968
Listrindo Capital BV,
4.95%, 09/14/26 (Call 09/14/21)(a)	200	187,881
Medco Platinum Road Pte Ltd.,
6.75%, 01/30/25 (Call 01/30/22)(a)	200	187,750
Minejesa Capital BV
4.63%, 08/10/30(a)	200	188,288
5.63%, 08/10/37(a)	200	189,660
Perusahaan Gas Negara Persero Tbk,
5.13%, 05/16/24(a)	200	202,000
Saka Energi Indonesia PT,
4.45%, 05/05/24(a)	200	187,000

		1,381,547
ISRAEL — 4.8%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/19)(a)	400	404,500
7.50%, 05/15/26 (Call 05/15/21)(a)	600	585,780
Israel Chemicals Ltd.,
6.38%, 05/31/38 (Call 11/30/37)(f)	100	99,750

15

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)	$200	$222,750
Series 6,
5.00%, 11/12/24	200	207,000
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	183,843
Series 2,
3.65%, 11/10/21	300	288,750
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	300	305,250
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	300	279,813
2.80%, 07/21/23	500	451,900
3.15%, 10/01/26	900	765,000
4.10%, 10/01/46	250	185,514

		3,979,850
JAMAICA — 0.9%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/19)(a)(b)	200	127,250
8.25%, 09/30/20 (Call 09/30/18)(a)	400	286,880
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/19)(a)	200	185,500
6.75%, 03/01/23 (Call 03/01/19)(a)(b)	200	172,500

		772,130
KAZAKHSTAN — 0.7%
Kazkommertsbank JSC,
5.50%, 12/21/22 (Call 09/03/18)(a)	200	199,250
Nostrum Oil & Gas Finance BV,
8.00%, 07/25/22 (Call 07/25/19)(a)	200	189,500
Tengizchevroil Finance Co. International Ltd.,
4.00%, 08/15/26(a)	200	190,250

		579,000
KUWAIT — 1.6%
Burgan Senior SPC Ltd.,
3.13%, 09/14/21(a)	200	193,750
Equate Petrochemical BV
3.00%, 03/03/22(a)	200	192,600
4.25%, 11/03/26(a)	200	197,000
Kuwait Projects Co. SPC Ltd.
4.50%, 02/23/27(a)	200	188,500
5.00%, 03/15/23(a)	200	201,000
NBK SPC Ltd.,
2.75%, 05/30/22(a)	400	383,500

		1,356,350
MACAU — 1.0%
Melco Resorts Finance Ltd.,
4.88%, 06/06/25 (Call 06/06/20)(a)	200	190,000
Studio City Co. Ltd.,
7.25%, 11/30/21 (Call 11/30/18)(a)	200	207,000
Studio City Finance Ltd.,
8.50%, 12/01/20 (Call 12/01/18)(a)	250	252,642
Wynn Macau Ltd.,
4.88%, 10/01/24 (Call 10/01/20)(a)	200	190,500

		840,142
MALAYSIA — 1.4%
Axiata SPV2 Bhd,
4.36%, 03/24/26(a)	200	198,325
Gohl Capital Ltd.,
4.25%, 01/24/27(a)	400	385,830
Malayan Banking Bhd,
3.91%, 10/29/26 (Call 10/29/21)(a)(d)(e)	200	195,369
RHB Bank Bhd,
2.50%, 10/06/21(a)	200	191,654
TNB Global Ventures Capital Bhd,
3.24%, 10/19/26(a)	200	182,941

		1,154,119
MEXICO — 5.9%
Alfa SAB de CV,
5.25%, 03/25/24 (Call 12/25/23)(a)	200	206,500
America Movil SAB de CV
3.13%, 07/16/22	200	196,079
6.13%, 03/30/40(b)	200	234,928
6.38%, 03/01/35	200	237,148

Security	Par (000)	Value
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa,
4.13%, 06/06/24(a)	$150	$146,100
Banco Mercantil del Norte SA/Grand Cayman,
7.63%, (Call 01/06/28)(a)(c)(d)(e)	200	209,900
Banco Santander Mexico SA,
4.13%, 11/09/22(a)(b)	150	150,188
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	150	151,312
5.13%, 01/18/33 (Call 01/18/28)(a)(d)(e)	200	186,500
6.75%, 09/30/22(a)	150	163,470
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)(a)	200	207,500
7.75%, 04/16/26 (Call 04/16/21)(a)	200	220,250
Coca-Cola Femsa SAB de CV,
3.88%, 11/26/23	150	150,360
Cometa Energia SA de CV,
6.38%, 04/24/35 (Call 01/24/35)(a)	200	196,000
El Puerto de Liverpool SAB de CV,
3.88%, 10/06/26(a)	200	187,500
Fomento Economico Mexicano SAB de CV,
4.38%, 05/10/43	150	145,941
Grupo Bimbo SAB de CV
4.50%, 01/25/22(a)	100	102,020
4.88%, 06/27/44(a)	200	190,500
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	189,188
6.63%, 01/15/40	100	113,625
Mexichem SAB de CV
4.88%, 09/19/22(a)	200	206,050
5.50%, 01/15/48 (Call 07/15/47)(a)	200	186,980
Sigma Alimentos SA de CV,
4.13%, 05/02/26 (Call 02/02/26)(a)	200	196,230
Southern Copper Corp.
5.25%, 11/08/42	200	203,750
5.88%, 04/23/45	150	165,000
7.50%, 07/27/35	100	123,750
Trust F/1401,
5.25%, 01/30/26 (Call 10/30/25)(a)	200	201,000

		4,867,769
MOROCCO — 0.8%
OCP SA
4.50%, 10/22/25(a)	200	196,260
5.63%, 04/25/24(a)	200	209,250
6.88%, 04/25/44(a)	200	220,500

		626,010
NIGERIA — 0.5%
IHS Netherlands Holdco BV,
9.50%, 10/27/21 (Call 10/27/18)(a)	200	205,000
Zenith Bank PLC,
7.38%, 05/30/22(a)	200	202,000

		407,000
OMAN — 0.6%
Bank Muscat SAOG,
3.75%, 05/03/21(a)	200	195,250
Oztel Holdings SPC Ltd.,
6.63%, 04/24/28(f)	300	297,000

		492,250
PANAMA — 0.7%
Banco General SA,
4.13%, 08/07/27 (Call 05/07/27)(a)	200	192,230
C&W Senior Financing DAC,
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	200	195,875
Global Bank Corp.,
4.50%, 10/20/21(a)	200	198,000

		586,105
PERU — 2.3%
Banco de Credito del Peru,
4.25%, 04/01/23(a)	450	456,098
Banco de Credito del Peru/Panama,
5.38%, 09/16/20(a)	100	103,750
BBVA Banco Continental SA,
5.00%, 08/26/22(a)	150	155,250
Inkia Energy Ltd.,
5.88%, 11/09/27 (Call 11/09/22)(a)(b)	200	194,000
Lima Metro Line 2 Finance Ltd.,
5.88%, 07/05/34(a)	200	208,500
Nexa Resources SA,
5.38%, 05/04/27 (Call 02/04/27)(a)(b)	200	197,250

16

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Orazul Energy Egenor S en C por A,
5.63%, 04/28/27 (Call 04/28/22)(a)	$200	$182,700
Peru LNG Srl,
5.38%, 03/22/30(a)	200	203,500
Transportadora de Gas del Peru SA,
4.25%, 04/30/28(a)	200	197,500

		1,898,548
PHILIPPINES — 0.5%
JGSH Philippines Ltd.,
4.38%, 01/23/23(a)	400	395,446

POLAND — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB,
4.63%, 09/26/22(a)	200	204,750

QATAR — 2.8%
ABQ Finance Ltd.,
3.50%, 02/22/22(a)	200	194,250
CBQ Finance Ltd.,
3.25%, 06/13/21(a)	200	194,750
Nakilat Inc.,
6.07%, 12/31/33(a)	200	220,500
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	350	341,600
3.88%, 01/31/28(a)	200	192,500
5.00%, 10/19/25(a)	400	417,200
QNB Finance Ltd.,
2.13%, 09/07/21(a)	200	190,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	250	268,125
6.33%, 09/30/27(a)	250	275,938

		2,294,863
RUSSIA — 5.9%
Alfa Bank AO Via Alfa Bond Issuance PLC,
8.00%, (Call 02/03/22)(a)(c)(d)(e)	200	197,000
ALROSA Finance SA,
7.75%, 11/03/20(a)	200	214,250
Credit Bank of Moscow Via CBOM Finance PLC,
7.50%, 10/05/27 (Call 10/05/22)(a)(d)(e)	200	170,500
Evraz Group SA,
8.25%, 01/28/21(a)	200	214,250
Gazprom Neft OAO Via GPN Capital SA,
6.00%, 11/27/23(a)	200	208,000
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(a)	200	202,890
4.95%, 02/06/28(a)	200	194,480
6.51%, 03/07/22(a)	100	106,250
7.29%, 08/16/37(a)	100	114,625
8.63%, 04/28/34(a)	150	188,438
Gazprombank OAO Via GPB Eurobond Finance PLC,
7.50%, 12/28/23 (Call 12/28/18)(a)(d)(e)	200	201,200
Lukoil International Finance BV
4.56%, 04/24/23(a)	200	201,000
6.66%, 06/07/22(a)	200	215,500
MMC Norilsk Nickel OJSC Via MMC Finance DAC,
4.10%, 04/11/23(a)	200	190,250
Novolipetsk Steel Via Steel Funding DAC,
4.50%, 06/15/23(a)	200	196,000
Polyus Finance PLC,
5.25%, 02/07/23(a)	200	196,500
Rosneft Oil Co. Via Rosneft International Finance DAC,
4.20%, 03/06/22(a)	200	194,500
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22(a)	200	201,000
5.50%, 02/26/24 (Call 02/26/19)(a)(d)(e)	200	200,500
6.13%, 02/07/22(a)	200	209,675
Severstal OAO Via Steel Capital SA,
5.90%, 10/17/22(a)	200	207,000
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(a)	200	191,500
5.95%, 02/13/23(a)	200	202,250

Security	Par (000)	Value
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20(a)	$100	$104,725
6.95%, 10/17/22(a)	400	412,000

		4,934,283
SAUDI ARABIA — 2.0%
Acwa Power Management And Investments One Ltd.,
5.95%, 12/15/39(a)	200	199,500
Dar Al-Arkan Sukuk Co. Ltd.,
6.88%, 03/21/23(a)	200	189,342
Saudi Electricity Global Sukuk Co.,
4.21%, 04/03/22(a)	200	204,000
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	608,250
5.50%, 04/08/44(a)	400	417,500

		1,618,592
SINGAPORE — 3.0%
BOC Aviation Ltd.,
3.50%, 09/18/27 (Call 06/18/27)(a)	200	183,250
DBS Group Holdings Ltd.
2.96%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(e)	200	200,954
3.60%, (Call 09/07/21)(a)(c)(d)(e)	200	191,500
Flex Ltd.,
4.75%, 06/15/25 (Call 03/15/25)	300	305,250
GLP Pte Ltd.,
3.88%, 06/04/25(a)	200	184,392
Olam International Ltd.,
5.35%, (Call 07/20/21)(a)(c)(d)(e)	200	189,611
Oversea-Chinese Banking Corp. Ltd.,
4.25%, 06/19/24(a)	400	397,838
SingTel Group Treasury Pte Ltd.,
3.25%, 06/30/25(a)	500	483,039
United Overseas Bank Ltd.,
3.50%, 09/16/26 (Call 09/16/21)(a)(d)(e)	400	391,514

		2,527,348
SOUTH AFRICA — 2.3%
AngloGold Ashanti Holdings PLC,
5.13%, 08/01/22	100	102,125
Liquid Telecommunications Financing PLC,
8.50%, 07/13/22 (Call 07/13/20)(a)	200	208,250
MTN Mauritius Investment Ltd.
4.76%, 11/11/24(a)	200	188,000
5.37%, 02/13/22(a)	400	400,000
Myriad International Holdings BV,
5.50%, 07/21/25 (Call 04/21/25)(a)	400	419,500
Petra Diamonds U.S. Treasury PLC,
7.25%, 05/01/22 (Call 05/01/19)(a)	200	191,750
Sasol Financing International Ltd.,
4.50%, 11/14/22	200	196,650
Stillwater Mining Co.,
7.13%, 06/27/25 (Call 06/27/21)(a)	200	185,500

		1,891,775
SOUTH KOREA — 4.3%
Hanwha Life Insurance Co. Ltd.,
4.70%, 04/23/48 (Call 04/23/23)(a)(d)(e)	200	187,250
Hyundai Capital America,
3.00%, 10/30/20(a)(b)	300	295,455
Hyundai Capital Services Inc.,
3.00%, 03/06/22(a)	400	385,608
Korea East-West Power Company Ltd.,
2.63%, 06/19/22(a)	200	191,322
Korea Gas Corp.
3.50%, 07/21/25(a)	200	193,252
3.50%, 07/02/26(a)	200	191,526
4.25%, 11/02/20(a)	100	101,515
Korea Hydro & Nuclear Power Co. Ltd.,
3.00%, 09/19/22(a)	200	193,676
Kyobo Life Insurance Co. Ltd.,
3.95%, 07/24/47 (Call 07/24/22)(a)(b)(d)(e)	200	187,500
NongHyup Bank,
2.88%, 07/17/22(a)	200	192,268
POSCO
4.25%, 10/28/20(a)	100	101,121
5.25%, 04/14/21(a)	200	207,304
Shinhan Bank Co. Ltd.,
2.88%, 03/28/22(a)	400	387,249

17

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Woori Bank
2.63%, 07/20/21(a)	$200	$193,423
4.75%, 04/30/24(a)	400	398,296
5.00%, 06/10/45 (Call 06/10/20)(a)(d)(e)	200	200,555

		3,607,320
TAIWAN — 0.2%
Formosa Group Cayman Ltd.,
3.38%, 04/22/25(a)	200	190,047

THAILAND — 1.6%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20(a)	300	307,369
5.00%, 10/03/23(a)	200	209,299
PTT Global Chemical PCL,
4.25%, 09/19/22(a)	200	201,769
PTT PCL,
4.50%, 10/25/42(a)	200	191,250
PTTEP Treasury Center Co. Ltd.,
4.60%, (Call 07/17/22)(a)(c)(d)(e)	200	191,500
Siam Commercial Bank PCL/Cayman Islands,
2.75%, 05/16/23(a)	200	188,886

		1,290,073
TURKEY — 4.3%
Akbank Turk AS
5.00%, 10/24/22(a)	150	137,625
5.13%, 03/31/25(a)	200	172,250
Coca-Cola Icecek AS,
4.22%, 09/19/24 (Call 06/19/24)(a)	200	184,250
QNB Finansbank AS/Turkey,
4.88%, 05/19/22(a)	200	184,500
Tupras Turkiye Petrol Rafinerileri AS,
4.50%, 10/18/24 (Call 07/20/24)(a)	200	173,976
Turk Telekomunikasyon AS,
4.88%, 06/19/24(a)	200	179,250
Turkcell Iletisim Hizmetleri AS,
5.75%, 10/15/25(a)	200	187,750
Turkiye Garanti Bankasi AS,
5.88%, 03/16/23(a)	400	375,000
Turkiye Halk Bankasi AS,
4.75%, 02/11/21(a)	200	171,000
Turkiye Is Bankasi AS
5.00%, 06/25/21(a)	200	184,500
5.38%, 10/06/21(a)	200	184,250
5.50%, 04/21/22(a)	400	365,000
7.00%, 06/29/28 (Call 06/29/23)(a)(d(e)	200	153,000
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(a)	200	174,000
6.00%, 11/01/22(a)	200	161,500
6.88%, 02/03/25 (Call 02/03/20)(a)(d(e)	200	165,500
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	200	171,250
8.50%, 03/09/26 (Call 03/09/21)(a)(d(e)	300	270,000

		3,594,601
UKRAINE — 1.0%
DTEK Finance PLC,
10.75%, (10.75% PIK), 12/31/24 (Call 01/01/20)(g)	260	267,446
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(f)	200	193,250
8.50%, 04/23/26 (Call 01/23/26)(f)	200	192,750
MHP SE,
7.75%, 05/10/24(a)	200	205,500

		858,946
UNITED ARAB EMIRATES — 5.1%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(a)	200	199,750
3.63%, 01/12/23(a)	200	198,750
4.38%, 06/22/26(a)	400	400,500
6.50%, 10/27/36(a)	100	119,500
ADCB Finance Cayman Ltd.,
4.50%, 03/06/23(a)	200	202,500

Security	Par/ Shares (000)	Value
BOS Funding Ltd.,
4.23%, 03/07/22(a)	$200	$198,000
DAE Funding LLC,
5.00%, 08/01/24 (Call 08/01/20)(a)	100	97,625
DIB Sukuk Ltd.,
3.66%, 02/14/22(a)	200	196,000
Dolphin Energy Ltd. LLC,
5.50%, 12/15/21(a)	200	211,000
DP World Crescent Ltd.,
3.91%, 05/31/23(a)	400	398,500
DP World Ltd.,
6.85%, 07/02/37(a)	200	235,250
Emaar Sukuk Ltd.,
3.64%, 09/15/26(a)	200	185,000
EMG SUKUK Ltd.,
4.56%, 06/18/24(a)	200	200,750
Emirates NBD Tier 1 Ltd.,
5.75%, (Call 05/30/19)(a)(c)(d)(e)	400	401,500
First Abu Dhabi Bank PJSC,
3.00%, 03/30/22(a)	400	391,000
MAF Global Securities Ltd.,
4.75%, 05/07/24(a)	200	203,000
Ruwais Power Co. PJSC,
6.00%, 08/31/36(a)	200	220,500
Shelf Drilling Holdings Ltd.,
8.25%, 02/15/25 (Call 02/15/21)(a)	200	202,750

		4,261,875
ZAMBIA — 1.5%
First Quantum Minerals Ltd.
7.00%, 02/15/21 (Call 02/15/19)(a)	200	200,931
7.25%, 04/01/23 (Call 10/01/19)(a)	600	600,000
7.50%, 04/01/25 (Call 04/01/20)(a)	400	401,000

		1,201,931

TOTAL CORPORATE BONDS & NOTES — 96.8%
(Cost: $83,044,869)		80,334,828

FOREIGN GOVERNMENT OBLIGATIONS(h)

NIGERIA — 0.2%
Africa Finance Corp.,
3.88%, 04/13/24(a)	200	190,500

SOUTH KOREA — 0.3%
Korea Gas Corp.,
6.25%, 01/20/42(a)	200	263,181

SUPRANATIONAL — 0.5%
African Export-Import Bank (The),
4.00%, 05/24/21(a)	400	400,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
(Cost: $889,546)		853,681

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(i)(j)(k)	5,196	5,197,752
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(i)(j)	1,115	1,115,380

		6,313,132

TOTAL SHORT-TERM INVESTMENTS — 7.6%
(Cost: $6,312,102)		6,313,132

TOTAL INVESTMENTS IN SECURITIES — 105.4%
(Cost: $90,246,517)		87,501,641
Other Assets, Less Liabilities — (5.4)%		(4,499,168)

NET ASSETS — 100.0%		$83,002,473

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

18

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(h)	Investments are denominated in U.S. dollars.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,412	1,784	5,196	$5,197,752	$23,295	(a)	$56	$847
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623	(1,508)	1,115	1,115,380	17,045		—	—

				$6,313,132	$40,340		$56	$847

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$80,334,828	$—	$80,334,828
Foreign Government Obligations	—	853,681	—	853,681
Money Market Funds	6,313,132	—	—	6,313,132

	$6,313,132	$81,188,509	$—	$87,501,641

Portfolio Abbreviations — Fixed Income

LIBOR  —  London Interbank Offered Rate

PIK  —  Payment-in-kind

19

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS

ARGENTINA — 4.2%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	265,898	$8,420,832
16.00%, 10/17/23	ARS	157,900	5,009,493
18.20%, 10/03/21	ARS	165,280	4,935,688

			18,366,013
BRAZIL — 14.7%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/19(a)	BRL	23,155	5,656,157
0.00%, 01/01/20(a)	BRL	52,606	12,576,805
0.00%, 04/01/20(a)	BRL	8,440	1,970,334
0.00%, 07/01/20(a)	BRL	26,892	6,133,938
0.00%, 07/01/21(a)	BRL	14,437	2,966,421
0.00%, 01/01/22(a)	BRL	15,524	3,008,639
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	3,513	876,365
Series F,
10.00%, 01/01/21	BRL	11,148	3,033,602
Series F,
10.00%, 01/01/23	BRL	66,241	17,474,576
Series F,
10.00%, 01/01/25	BRL	18,753	4,808,392
Series F,
10.00%, 01/01/27	BRL	17,942	4,504,239
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	134,428
10.25%, 01/10/28	BRL	1,420	408,236
12.50%, 01/05/22	BRL	1,633	504,247

			64,056,379
CHILE — 4.4%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21	CLP	1,725,000	2,745,576
4.50%, 03/01/21	CLP	1,230,000	1,957,659
4.50%, 03/01/26	CLP	3,800,000	5,923,370
5.00%, 03/01/35	CLP	3,000,000	4,652,342
6.00%, 01/01/43	CLP	1,835,000	3,151,562
Chile Government International Bond,
5.50%, 08/05/20	CLP	390,000	631,667

			19,062,176
COLOMBIA — 4.2%
Colombia Government International Bond
7.75%, 04/14/21	COP	6,324,000	2,297,738
9.85%, 06/28/27	COP	745,000	323,344
Colombian TES
6.00%, 04/28/28	COP	12,674,600	4,111,607
7.00%, 09/11/19	COP	1,258,000	445,350
7.00%, 05/04/22	COP	7,036,200	2,528,976
7.00%, 06/30/32	COP	1,430,000	482,127
7.50%, 08/26/26	COP	6,100,800	2,207,320
7.75%, 09/18/30	COP	4,344,000	1,582,024
10.00%, 07/24/24	COP	6,692,300	2,733,747
11.00%, 07/24/20	COP	4,533,300	1,737,056

			18,449,289
CZECH REPUBLIC — 4.4%
Czech Republic Government Bond
0.95%, 05/15/30(b)	CZK	61,980	2,426,392
1.50%, 10/29/19(b)	CZK	26,370	1,211,881
2.50%, 08/25/28(b)	CZK	34,190	1,605,413
3.75%, 09/12/20(b)	CZK	10,840	521,537
3.85%, 09/29/21(b)	CZK	117,360	5,793,354
4.20%, 12/04/36(b)	CZK	10,870	606,651

Security		Par (000)	Value
4.70%, 09/12/22(b)	CZK	71,450	$3,685,471
5.70%, 05/25/24(b)	CZK	56,950	3,194,091

			19,044,790
DOMINICAN REPUBLIC — 4.3%
Dominican Republic International Bond,
8.90%, 02/15/23(b)	DOP	921,100	18,820,167

HUNGARY — 4.5%
Hungary Government Bond
2.50%, 10/27/21	HUF	394,000	1,476,533
2.75%, 12/22/26	HUF	341,610	1,209,510
3.00%, 06/26/24	HUF	504,000	1,885,554
3.00%, 10/27/27	HUF	358,840	1,281,295
3.50%, 06/24/20	HUF	1,225,430	4,674,641
5.50%, 06/24/25	HUF	1,200,610	5,136,127
6.00%, 11/24/23	HUF	158,850	686,834
7.00%, 06/24/22	HUF	377,160	1,631,198
7.50%, 11/12/20	HUF	322,320	1,340,445

			19,322,137
INDONESIA — 4.4%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	34,740,000	2,207,387
6.13%, 05/15/28	IDR	39,620,000	2,435,036
6.63%, 05/15/33	IDR	2,000,000	120,250
7.00%, 05/15/22	IDR	12,121,000	822,076
7.50%, 05/15/38	IDR	10,516,000	685,144
8.25%, 07/15/21	IDR	11,750,000	832,156
8.25%, 06/15/32	IDR	22,819,000	1,586,411
8.38%, 03/15/24	IDR	16,204,000	1,147,315
8.38%, 09/15/26	IDR	39,283,000	2,795,713
8.38%, 03/15/34	IDR	41,836,000	2,935,338
8.75%, 05/15/31	IDR	10,639,000	767,307
9.00%, 03/15/29	IDR	15,796,000	1,167,995
9.50%, 07/15/31	IDR	4,008,000	306,298
11.00%, 11/15/20	IDR	3,648,000	272,335
11.00%, 09/15/25	IDR	10,435,000	841,240

			18,922,001
MALAYSIA — 4.5%
Malaysia Government Bond
3.48%, 03/15/23	MYR	12,227	2,960,591
3.49%, 03/31/20	MYR	19,437	4,782,979
3.50%, 05/31/27	MYR	640	148,214
3.90%, 11/16/27	MYR	2,800	675,554
4.05%, 09/30/21	MYR	12,102	3,013,056
4.06%, 09/30/24	MYR	1,200	295,988
4.23%, 06/30/31	MYR	5,618	1,340,350
4.50%, 04/15/30	MYR	1,390	341,903
4.94%, 09/30/43	MYR	3,695	907,864
Malaysia Government Investment Issue
3.95%, 04/14/22	MYR	9,780	2,415,896
4.07%, 09/30/26	MYR	10,218	2,490,231

			19,372,626
MEXICO — 8.3%
Mexican Bonos
5.00%, 12/11/19	MXN	67,123	3,466,043
5.75%, 03/05/26	MXN	36,362	1,723,547
6.50%, 06/10/21	MXN	52,648	2,724,846
6.50%, 06/09/22	MXN	151,596	7,768,367
7.50%, 06/03/27	MXN	143,943	7,571,878

20

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
7.75%, 05/29/31	MXN	25,933	$1,380,432
7.75%, 11/13/42	MXN	56,736	2,990,407
8.00%, 06/11/20	MXN	29,029	1,560,090
8.00%, 12/07/23	MXN	9,516	515,181
8.00%, 11/07/47	MXN	14,350	776,937
8.50%, 05/31/29	MXN	2,100	118,253
8.50%, 11/18/38	MXN	4,217	239,405
10.00%, 12/05/24	MXN	53,916	3,211,256
10.00%, 11/20/36	MXN	33,423	2,157,250

			36,203,892
PERU — 4.3%
Peru Government Bond
5.70%, 08/12/24	PEN	1,545	494,710
6.15%, 08/12/32(b)	PEN	700	221,125
6.35%, 08/12/28	PEN	23,750	7,727,704
6.90%, 08/12/37	PEN	5,171	1,708,466
6.95%, 08/12/31	PEN	9,881	3,342,439
8.20%, 08/12/26	PEN	14,727	5,380,030

			18,874,474
PHILIPPINES — 4.5%
Philippine Government International Bond
3.90%, 11/26/22	PHP	300,000	5,330,007
4.95%, 01/15/21	PHP	326,000	6,090,899
6.25%, 01/14/36	PHP	430,000	8,068,826

			19,489,732
POLAND — 4.4%
Republic of Poland Government Bond
1.50%, 04/25/20	PLN	9,006	2,459,240
1.75%, 07/25/21	PLN	15,981	4,350,334
2.50%, 07/25/26	PLN	4,791	1,257,951
2.50%, 07/25/27	PLN	10,366	2,691,704
2.75%, 04/25/28	PLN	1,500	395,526
3.25%, 07/25/25	PLN	4,540	1,267,349
4.00%, 10/25/23	PLN	3,859	1,130,383
5.25%, 10/25/20	PLN	3,121	919,157
5.50%, 10/25/19	PLN	834	239,495
5.75%, 10/25/21	PLN	5,900	1,806,651
5.75%, 09/23/22	PLN	8,554	2,659,105

			19,176,895
ROMANIA — 4.4%
Romania Government Bond
3.25%, 03/22/21	RON	13,895	3,427,383
3.25%, 04/29/24	RON	8,000	1,871,218
3.50%, 12/19/22	RON	17,125	4,137,352
5.80%, 07/26/27	RON	6,930	1,864,057
5.85%, 04/26/23	RON	19,680	5,227,217
5.95%, 06/11/21	RON	10,530	2,767,357

			19,294,584
RUSSIA — 4.4%
Russian Federal Bond — OFZ
7.00%, 01/25/23	RUB	626,027	9,909,983
7.05%, 01/19/28	RUB	90,908	1,407,236
7.25%, 05/10/34	RUB	22,872	348,684
7.50%, 08/18/21	RUB	65,550	1,057,982
7.60%, 04/14/21	RUB	68,910	1,113,758
7.70%, 03/23/33	RUB	94,914	1,519,598

Security		Par (000)	Value
8.15%, 02/03/27	RUB	146,646	$2,434,562
8.50%, 09/17/31	RUB	71,080	1,214,298

			19,006,101
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	17,469	985,297
6.50%, 02/28/41	ZAR	18,685	1,038,789
6.75%, 03/31/21	ZAR	11,000	821,359
7.00%, 02/28/31	ZAR	6,000	387,804
7.75%, 02/28/23	ZAR	2,200	165,920
8.00%, 01/31/30	ZAR	99,525	7,076,488
8.50%, 01/31/37	ZAR	10,732	757,349
8.75%, 01/31/44	ZAR	18,500	1,313,310
8.75%, 02/28/48	ZAR	24,532	1,738,174
8.88%, 02/28/35	ZAR	35,000	2,573,830
10.50%, 12/21/26	ZAR	26,250	2,230,494

			19,088,814
THAILAND — 4.5%
Thailand Government Bond
1.88%, 06/17/22	THB	9,000	268,193
2.00%, 12/17/22	THB	9,100	271,591
2.13%, 12/17/26	THB	26,182	757,860
2.55%, 06/26/20	THB	37,775	1,150,952
2.88%, 06/17/46	THB	21,000	574,935
3.40%, 06/17/36	THB	50,840	1,571,523
3.63%, 06/16/23	THB	58,228	1,863,296
3.65%, 12/17/21	THB	144,452	4,577,136
3.78%, 06/25/32	THB	13,638	444,373
3.85%, 12/12/25	THB	52,949	1,730,704
4.26%, 12/12/37(b)	THB	970	32,468
4.88%, 06/22/29	THB	176,200	6,283,438

			19,526,469
TURKEY — 4.2%
Turkey Government Bond
8.00%, 03/12/25	TRY	2,652	333,869
8.50%, 09/14/22	TRY	7,099	992,761
8.80%, 09/27/23	TRY	41,674	5,649,637
9.00%, 07/24/24	TRY	6,929	952,755
9.20%, 09/22/21	TRY	11,790	1,807,888
9.40%, 07/08/20	TRY	5,200	881,320
9.50%, 01/12/22	TRY	16,220	2,454,973
10.50%, 01/15/20	TRY	2,503	449,969
10.50%, 08/11/27	TRY	4,546	617,447
10.60%, 02/11/26	TRY	8,640	1,209,142
10.70%, 02/17/21	TRY	11,200	1,859,442
11.00%, 02/24/27	TRY	2,500	349,358
12.40%, 03/08/28	TRY	5,000	766,449

			18,325,010
URUGUAY — 4.4%
Uruguay Government International Bond
8.50%, 03/15/28(b)	UYU	304,090	8,666,938
9.88%, 06/20/22(b)	UYU	327,542	10,590,793

			19,257,731
TOTAL FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
(Cost: $458,802,735)			423,659,280

21

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	39	$39,057

TOTAL SHORT-TERM INVESTMENTS — 0.0% (Cost: $39,057)		39,057

TOTAL INVESTMENTS IN SECURITIES — 97.4% (Cost: $458,841,792)		423,698,337
Other Assets, Less Liabilities — 2.6%		11,148,669

NET ASSETS — 100.0%		$434,847,006

(a)	Zero-coupon bond.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	490	(451)	39	$39,057	$12,447	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$423,659,280	$—	$423,659,280
Money Market Funds	39,057	—	—	39,057

	$39,057	$423,659,280	$—	$423,698,337

Currency Abbreviations

ARS  —  Argentine peso

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

CZK  —  Czech Koruna

DOP  —  Dominican Peso

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

PEN  —  Peru Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RON  —  Romanian Leu

RUB  —  New Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

UYU  —  Uruguayan Peso

ZAR  —  South African Rand

22

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
CORPORATE BONDS & NOTES

AUSTRALIA — 0.2%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	130	$125,952
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	100	97,082
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	USD	135	129,154
Origin Energy Finance Ltd.,
4.00%, 09/16/74 (Call 09/16/19)(c)(d)(e)	EUR	100	120,726

			472,914
AUSTRIA — 0.1%
Raiffeisenlandesbank Niederoesterreich-Wien AG,
5.88%, 11/27/23(c)	EUR	100	132,337
Wienerberger AG,
2.00%, 05/02/24(c)	EUR	50	59,966

			192,303
BELGIUM — 0.3%
Barry Callebaut Services NV,
5.63%, 06/15/21(c)	EUR	100	134,402
Ethias SA,
5.00%, 01/14/26(c)	EUR	100	129,648
Telenet Finance Luxembourg Note,
5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	183,464
Telenet Finance Luxembourg Notes Sarl,
3.50%, 03/01/28 (Call 12/01/22)(c)	EUR	100	111,868

			559,382
BERMUDA — 0.1%
Weatherford International Ltd.,
9.88%, 02/15/24 (Call 11/15/23)	USD	150	152,250

CANADA — 3.5%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	USD	275	261,108
4.63%, 01/15/22 (Call 08/31/18)(a)	USD	225	224,138
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	500	479,062
Air Canada
4.75%, 10/06/23 (Call 10/06/19)(a)	CAD	25	19,782
7.75%, 04/15/21(a)	USD	75	80,138
Bausch Health Companies Inc.
5.63%, 12/01/21 (Call 08/31/18)(a)	USD	175	173,170
7.50%, 07/15/21 (Call 08/31/18)(a)(b)	USD	300	306,000
Baytex Energy Corp.,
6.63%, 07/19/22 (Call 08/30/18)	CAD	50	38,114
Bombardier Inc.
5.75%, 03/15/22(a)	USD	100	101,250
6.00%, 10/15/22 (Call 08/31/18)(a)(b)	USD	225	226,378
6.13%, 05/15/21(c)	EUR	100	128,550
6.13%, 01/15/23(a)	USD	225	228,158
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	USD	175	186,061
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	USD	275	288,664
7.75%, 03/15/20(a)	USD	150	158,440
8.75%, 12/01/21(a)	USD	250	276,563
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 08/30/18)(a)	CAD	50	39,011
6.50%, 12/15/20 (Call 08/31/18)(a)	USD	50	50,359
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.,
6.13%, 07/01/22 (Call 08/31/18)(a)	USD	75	75,300
Cascades Inc.,
5.50%, 07/15/21 (Call 08/30/18)(a)	CAD	25	19,353
CES Energy Solutions Corp.,
6.38%, 10/21/24 (Call 10/21/20)	CAD	50	38,126
Cott Corp.,
5.50%, 07/01/24 (Call 07/01/19)(c)	EUR	100	123,650
Crew Energy Inc.,
6.50%, 03/14/24 (Call 03/14/20)	CAD	50	34,866

Security		Par (000)	Value
GFL Environmental Inc.,
5.38%, 03/01/23 (Call 03/01/20)(a)	USD	75	$69,915
Gibson Energy Inc.
5.25%, 07/15/24 (Call 07/15/20)(c)	CAD	100	76,133
5.38%, 07/15/22 (Call 08/30/18)(a)	CAD	50	38,466
Great Canadian Gaming Corp.,
6.63%, 07/25/22 (Call 08/30/18)(a)	CAD	50	39,308
Hulk Finance Corp.,
7.00%, 06/01/26 (Call 06/01/21)(a)	USD	50	47,020
Iron Mountain Canada Operations ULC,
5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	25	19,353
Jupiter Resources Inc.,
8.50%, 10/01/22 (Call 08/31/18)(a)	USD	200	97,800
MEG Energy Corp.
6.38%, 01/30/23 (Call 08/31/18)(a)	USD	150	135,375
6.50%, 01/15/25 (Call 01/15/20)(a)(b)	USD	150	147,563
7.00%, 03/31/24 (Call 09/30/18)(a)	USD	175	157,938
Newalta Corp., Series 2,
7.75%, 11/14/19 (Call 08/18/18)	CAD	22	16,869
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	165	159,382
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	USD	100	94,964
5.25%, 08/01/23 (Call 08/31/18)(a)	USD	100	99,721
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	200	187,198
NuVista Energy Ltd.,
6.50%, 03/02/23 (Call 03/02/20)	CAD	50	38,466
Open Text Corp.
5.63%, 01/15/23 (Call 08/31/18)(a)	USD	150	153,563
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	130	133,196
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	76,363
5.75%, 09/16/24 (Call 09/16/19)(a)	CAD	25	19,267
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	38,534
6.00%, 11/21/22 (Call 08/30/18)	CAD	50	39,235
Postmedia Network Inc.,
8.25%, 07/15/21 (Call 08/30/18)(a)	CAD	1	450
Precision Drilling Corp.,
7.13%, 01/15/26 (Call 11/15/20)(a)	USD	80	82,029
Quebecor Media Inc.
5.75%, 01/15/23	USD	225	231,029
6.63%, 01/15/23(a)	CAD	160	130,824
Russel Metals Inc.,
6.00%, 04/19/22 (Call 08/30/18)(a)	CAD	25	19,399
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	USD	110	105,634
6.75%, 05/01/23 (Call 08/31/18)(a)	USD	75	77,411
6.88%, 06/30/23 (Call 08/31/18)(a)(b)	USD	125	129,560
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(a)	USD	200	206,000
Superior Plus LP
5.13%, 08/27/25 (Call 02/27/21)	CAD	50	36,242
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	37,282
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	USD	125	122,844
4.75%, 01/15/22 (Call 10/15/21)	USD	150	154,500
8.50%, 06/01/24 (Call 06/01/19)(a)	USD	100	109,949
Videotron Ltd.
5.00%, 07/15/22	USD	125	127,513
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	135	132,638
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	100	103,250
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	39,823
5.75%, 01/15/26 (Call 09/15/20)(c)	CAD	75	59,560

			7,347,807

23

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
DENMARK — 0.2%
DKT Finance ApS,
7.00%, 06/17/23 (Call 06/17/20)(c)	EUR	200	$245,632
Norican A/S,
4.50%, 05/15/23 (Call 11/15/19)(c)	EUR	100	107,750
TDC AS,
5.63%, 02/23/23(c)	GBP	100	142,422

			495,804
FINLAND — 0.6%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(c)	EUR	100	118,278
2.00%, 03/15/24 (Call 12/15/23)(c)	EUR	125	148,063
3.38%, 06/12/22	USD	125	120,521
4.38%, 06/12/27	USD	80	75,380
Outokumpu OYJ,
4.13%, 06/18/24 (Call 06/18/20)(c)	EUR	100	117,438
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)(c)	EUR	100	124,096
2.50%, 03/21/28 (Call 12/21/27)(c)	EUR	100	119,607
Teollisuuden Voima OYJ
2.00%, 05/08/24 (Call 02/08/24)(c)	EUR	100	116,721
2.13%, 02/04/25 (Call 11/04/24)(c)	EUR	100	116,644
2.50%, 03/17/21(c)	EUR	100	121,974

			1,178,722
FRANCE — 4.4%
Altice France SA/France
5.38%, 05/15/22 (Call 08/15/18)(c)	EUR	200	240,554
5.63%, 05/15/24 (Call 05/15/19)(c)	EUR	200	242,779
5.88%, 02/01/27 (Call 02/01/22)(c)	EUR	200	238,456
6.00%, 05/15/22 (Call 05/01/21)(a)	USD	1,000	988,440
6.00%, 05/15/22 (Call 08/15/18)(a)(b)	USD	700	721,490
6.25%, 05/15/24 (Call 05/15/19)(a)	USD	200	198,750
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	400	408,000
Autodis SA,
4.38%, 05/01/22 (Call 08/30/18)(c)	EUR	100	118,095
Banijay Group SAS,
4.00%, 07/01/22 (Call 07/01/19)(c)	EUR	100	121,326
Burger King France SAS,
6.00%, 05/01/24 (Call 05/01/20)(c)	EUR	100	124,315
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)(c)	EUR	200	222,402
4.05%, 08/05/26 (Call 05/05/26)(c)	EUR	100	112,914
4.50%, 03/07/24 (Call 12/07/23)(c)	EUR	200	235,991
4.56%, 01/25/23(c)	EUR	100	119,634
5.24%, 03/09/20	EUR	100	122,769
5.98%, 05/26/21(c)	EUR	100	125,883
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(c)	EUR	100	99,389
6.50%, 07/15/22 (Call 07/15/19)(c)	EUR	200	224,771
Elis SA
1.88%, 02/15/23 (Call 11/15/22)(c)	EUR	100	117,527
2.88%, 02/15/26 (Call 11/15/25)(c)	EUR	100	117,194
3.00%, 04/30/22 (Call 08/30/18)(c)	EUR	100	118,721
Europcar Mobility Group
4.13%, 11/15/24 (Call 11/15/20)(c)	EUR	100	115,606
5.75%, 06/15/22 (Call 08/10/18)(c)	EUR	100	120,298
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)(c)	EUR	100	119,754
3.63%, 06/15/23 (Call 06/15/19)(c)	EUR	100	121,933
Fnac Darty SA,
3.25%, 09/30/23 (Call 09/30/19)(c)	EUR	100	120,966
La Financiere Atalian SASU
4.00%, 05/15/24 (Call 05/15/20)(c)	EUR	100	112,943
5.13%, 05/15/25 (Call 05/15/21)(c)	EUR	100	114,814
Louvre Bidco SAS,
4.25%, 09/30/24 (Call 09/30/20)(c)	EUR	100	109,224

Security		Par (000)	Value
Loxam SAS
4.88%, 07/23/21 (Call 08/10/18)(c)	EUR	58	$69,157
6.00%, 04/15/25 (Call 04/15/20)(c)	EUR	100	124,161
Mobilux Finance SAS,
5.50%, 11/15/24 (Call 11/15/19)(c)	EUR	100	113,375
Nexans SA,
3.25%, 05/26/21 (Call 02/26/21)(c)	EUR	100	122,577
Novafives SAS,
5.00%, 06/15/25 (Call 06/15/21)(c)	EUR	100	113,632
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(c)	EUR	200	236,242
3.25%, 09/04/20(c)	EUR	100	121,937
3.50%, 03/22/21(c)	EUR	200	246,383
4.88%, 09/23/24	EUR	150	186,796
Paprec Holding SA,
4.00%, 03/31/25 (Call 03/31/21)(c)	EUR	100	117,353
Peugeot SA
2.00%, 03/23/24(c)	EUR	100	119,724
2.00%, 03/20/25 (Call 12/20/24)(c)	EUR	100	117,400
2.38%, 04/14/23(c)	EUR	100	123,641
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)(c)	EUR	100	118,128
3.50%, 06/15/23 (Call 06/15/19)(c)	EUR	100	121,406
SPCM SA,
2.88%, 06/15/23 (Call 08/10/18)(c)	EUR	100	118,344
SPIE SA,
3.13%, 03/22/24 (Call 09/22/23)(c)	EUR	100	117,134
Synlab Bondco PLC,
6.25%, 07/01/22 (Call 08/10/18)(c)	EUR	150	180,819
Tereos Finance Groupe I SA,
4.13%, 06/16/23 (Call 03/16/23)(c)	EUR	200	219,942
Vallourec SA
2.25%, 09/30/24(c)	EUR	100	95,169
3.25%, 08/02/19(c)	EUR	100	119,400
6.63%, 10/15/22 (Call 10/15/20)(c)	EUR	200	241,730
Verallia Packaging SASU,
5.13%, 08/01/22 (Call 08/01/18)(c)	EUR	100	119,992
WFS Global Holding SAS,
9.50%, 07/15/22 (Call 08/30/18)(c)	EUR	100	122,764

			9,342,144
GERMANY — 3.3%
Adler Pelzer Holding GmbH,
4.13%, 04/01/24 (Call 04/01/20)(c)	EUR	100	117,569
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(c)	EUR	200	235,508
1.88%, 04/27/23 (Call 03/27/23)(c)	EUR	100	114,879
3.00%, 04/27/26 (Call 02/27/26)(c)	EUR	100	114,885
Bilfinger SE,
2.38%, 12/07/19(c)	EUR	100	119,927
Blitz F18-674 GmbH,
6.00%, 07/30/26 (Call 07/30/21)(c)	EUR	100	117,590
BMBG Bond Finance SCA,
3.00%, 06/15/21 (Call 08/30/18)(c)	EUR	100	118,288
CBR Fashion Finance BV,
5.13%, 10/01/22 (Call 10/01/19)(c)	EUR	100	103,667
CTC BondCo GmbH,
5.25%, 12/15/25 (Call 12/15/20)(c) .	EUR	100	114,468
Deutsche Bank AG
2.75%, 02/17/25(c)	EUR	200	232,196
4.30%, 05/24/28 (Call 05/24/23)(d)(e)	USD	300	274,159
4.50%, 05/19/26	EUR	100	123,296
Deutsche Bank AG/New York NY,
4.88%, 12/01/32 (Call 12/01/27)(d)(e)	USD	200	175,690
Deutsche Lufthansa AG,
5.13%, 08/12/75 (Call 02/12/21)(c)(d)(e)	EUR	100	126,237
Douglas GmbH,
6.25%, 07/15/22 (Call 08/10/18)(c)	EUR	100	110,159
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)(c)	EUR	100	116,454
6.75%, 02/01/22 (Call 02/01/19)(c)	EUR	100	120,476

24

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(c)	EUR	100	$119,837
3.00%, 06/20/22(c)	EUR	100	122,115
3.25%, 07/18/24 (Call 04/18/24)(c)	EUR	100	118,731
4.13%, 12/06/21(c)	EUR	100	128,539
Kaefer Isoliertechnik GmbH & Co. KG,
5.50%, 01/10/24 (Call 07/10/20)(c)	EUR	100	119,019
KME AG,
6.75%, 02/01/23 (Call 02/01/20)(c)	EUR	100	112,621
Kronos International Inc.,
3.75%, 09/15/25 (Call 09/15/20)(c)	EUR	100	115,012
LANXESS AG,
4.50%, 12/06/76 (Call 06/06/23)(c)(d)(e)	EUR	100	126,650
METRO AG,
1.50%, 03/19/25(c)	EUR	200	229,991
Nidda BondCo GmbH,
5.00%, 09/30/25 (Call 09/30/20)(c)	EUR	100	110,859
Nidda Healthcare Holding GmbH,
3.50%, 09/30/24 (Call 09/30/20)(c)	EUR	100	114,290
Norddeutsche Landesbank Girozentrale,
6.00%, 06/29/20	EUR	50	62,756
Nordex SE,
6.50%, 02/01/23 (Call 02/01/20)(c)	EUR	125	141,313
Phoenix PIB Dutch Finance BV,
3.13%, 05/27/20(c)	EUR	100	122,270
Platin 1426 GmbH,
5.38%, 06/15/23 (Call 12/15/19)(c)	EUR	100	111,564
PrestigeBidCo GmbH,
6.25%, 12/15/23 (Call 12/15/19)(c)	EUR	100	124,202
Raffinerie Heide GmbH,
6.38%, 12/01/22 (Call 12/01/19)(c)	EUR	100	114,370
RWE AG
2.75%, 04/21/75 (Call 10/21/20)(c)(d)(e)	EUR	100	119,742
3.50%, 04/21/75 (Call 04/21/25)(c)(d)(e)	EUR	100	117,996
Safari Verwaltungs GmbH,
5.38%, 11/30/22 (Call 12/15/19)(c)	EUR	100	118,064
Senvion Holding GmbH,
3.88%, 10/25/22 (Call 05/01/19)(c)	EUR	100	103,384
Summit Germany Ltd.,
2.00%, 01/31/25 (Call 01/31/21)(c)	EUR	100	110,160
Tele Columbus AG,
3.88%, 05/02/25 (Call 05/02/21)(c)	EUR	100	112,441
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(c)	EUR	350	412,105
1.75%, 11/25/20 (Call 08/25/20)(c)	EUR	100	120,032
2.50%, 02/25/25(c)	EUR	100	122,268
2.75%, 03/08/21 (Call 12/08/20)(c)	EUR	200	244,827
TUI AG,
2.13%, 10/26/21 (Call 07/26/21)(c)	EUR	100	121,574
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)(c)	EUR	100	122,890
6.13%, 01/15/25 (Call 01/15/20)(a)	USD	200	207,980
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)(c)	EUR	100	122,871
4.00%, 01/15/25 (Call 01/15/20)(c)	EUR	200	245,079
WEPA Hygieneprodukte GmbH,
3.75%, 05/15/24 (Call 05/15/19)(c)	EUR	100	114,626

			7,045,626
GREECE — 0.3%
Intralot Capital Luxembourg SA
5.25%, 09/15/24 (Call 09/15/20)(c)	EUR	100	92,253
6.75%, 09/15/21 (Call 09/15/18)(c)	EUR	100	101,492
OTE PLC
2.38%, 07/18/22(c)	EUR	100	118,981
3.50%, 07/09/20(c)	EUR	200	243,369

Security		Par (000)	Value
Titan Global Finance PLC,
3.50%, 06/17/21(c)	EUR	100	$122,014

			678,109
IRELAND — 1.7%
Allied Irish Banks PLC,
4.13%, 11/26/25 (Call 11/26/20)(c)(d)(e)	EUR	100	123,736
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)(c)	EUR	150	176,124
4.13%, 05/15/23 (Call 05/15/19)(c)	EUR	100	121,970
4.25%, 09/15/22 (Call 03/15/19)(a)	USD	200	196,500
4.63%, 05/15/23 (Call 05/15/19)(a)	USD	200	197,250
4.75%, 07/15/27 (Call 07/15/22)(c)	GBP	100	126,979
6.00%, 02/15/25 (Call 02/15/20)(a)	USD	400	390,500
6.75%, 05/15/24 (Call 05/15/19)(c)	EUR	100	126,299
7.25%, 05/15/24 (Call 05/15/19)(a)	USD	200	208,016
Avolon Holdings Funding Ltd.,
5.50%, 01/15/23 (Call 12/15/22)(a)	USD	100	99,538
Bank of Ireland Group PLC,
3.13%, 09/19/27 (Call 09/19/22)(c)(d)(e)	GBP	100	126,405
C&W Senior Financing DAC,
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	USD	200	195,800
eircom Finance DAC,
4.50%, 05/31/22 (Call 08/10/18)(c)	EUR	100	119,450
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)	USD	155	148,372
5.25%, 08/15/22(a)	USD	325	325,203
5.50%, 02/15/24(a)	USD	225	221,836
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(c)	EUR	100	120,428
2.88%, 01/15/26(c)	EUR	100	118,680
3.25%, 06/01/21 (Call 03/10/21)(c)	EUR	100	125,284
4.13%, 01/30/20(c)	EUR	100	123,764
Virgin Media Receivables Financing Notes II DAC,
5.75%, 04/15/23 (Call 09/15/19)(c)	GBP	100	133,391

			3,525,525
ITALY — 5.3%
Autostrada Brescia Verona Vicenza Padova SpA,
2.38%, 03/20/20(c)	EUR	100	120,066
Banca IFIS SpA,
4.50%, 10/17/27 (Call 10/17/22)(c)(d)(e)	EUR	100	112,007
Banca Monte dei Paschi di Siena SpA,
5.38%, 01/18/28 (Call 01/18/23)(c)(d)(e)	EUR	100	99,413
Banco BPM SpA
2.75%, 07/27/20(c)	EUR	200	237,518
4.38%, 09/21/27 (Call 09/21/22)(c)(d)(e)	EUR	175	202,268
6.00%, 11/05/20(c)	EUR	100	124,696
7.13%, 03/01/21(c)	EUR	100	127,821
BPER Banca,
5.13%, 05/31/27 (Call 05/31/22)(c)(d)(e)	EUR	100	118,184
Buzzi Unicem SpA,
2.13%, 04/28/23 (Call 01/28/23)(c)	EUR	100	120,203
CMF SpA,
9.00%, 06/15/22 (Call 06/15/20)(c)	EUR	100	103,936
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 02/15/23 (Call 11/15/19)(c)	EUR	100	101,831
6.88%, 08/01/22 (Call 08/01/19)(c)	EUR	100	107,211
EVOCA SpA,
7.00%, 10/15/23 (Call 10/15/19)(c)	EUR	100	123,789
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(c)	EUR	200	257,240
4.75%, 07/15/22(c)	EUR	300	392,392
6.75%, 10/14/19(c)	EUR	200	251,835

25

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Iccrea Banca SpA
1.50%, 02/21/20(c)	EUR	100	$116,457
1.50%, 10/11/22(c)	EUR	150	169,565
1.88%, 11/25/19(c)	EUR	100	117,987
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)(c)	EUR	100	122,124
4.75%, 02/15/23 (Call 08/15/22)(c)	EUR	100	126,744
5.63%, 02/15/20 (Call 11/15/19)(a)	USD	200	204,000
Intesa Sanpaolo SpA
2.86%, 04/23/25(c)	EUR	100	114,429
3.93%, 09/15/26(c)	EUR	200	238,732
5.00%, 09/23/19(c)	EUR	150	183,358
5.15%, 07/16/20	EUR	200	250,078
6.63%, 09/13/23(c)	EUR	200	275,360
Leonardo SpA
4.50%, 01/19/21	EUR	100	127,536
5.25%, 01/21/22	EUR	100	132,444
Mediobanca Banca di Credito Finanziario SpA
5.00%, 11/15/20	EUR	200	252,312
5.75%, 04/18/23	EUR	100	131,019
Nexi Capital SpA,
4.13%, 11/01/23 (Call 11/30/19)(c)	EUR	100	116,793
Pro-Gest SpA,
3.25%, 12/15/24 (Call 12/15/20)(c)	EUR	100	110,018
Saipem Finance International BV
2.75%, 04/05/22(c)	EUR	100	119,744
3.00%, 03/08/21(c)	EUR	100	121,393
3.75%, 09/08/23(c)	EUR	100	122,853
Salini Impregilo SpA
1.75%, 10/26/24(c)	EUR	100	102,239
3.75%, 06/24/21(c)	EUR	100	119,791
Sisal Group SpA,
7.00%, 07/31/23 (Call 07/31/19)(c)	EUR	100	119,592
Snaitech SpA,
6.38%, 11/07/21 (Call 11/07/18)(c)	EUR	100	122,293
Societa Cattolica di Assicurazioni SC,
4.25%, 12/14/47 (Call 12/14/27)(c)(d)(e)	EUR	100	113,548
Telecom Italia SpA,
4.00%, 01/21/20(c)	EUR	100	123,133
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	200	221,663
2.50%, 07/19/23(c)	EUR	300	358,308
2.88%, 01/28/26 (Call 10/28/25)(c)	EUR	100	117,118
3.00%, 09/30/25(c)	EUR	200	238,115
3.25%, 01/16/23(c)	EUR	100	123,792
3.63%, 01/19/24(c)	EUR	100	125,419
3.63%, 05/25/26(c)	EUR	200	246,867
4.50%, 01/25/21(c)	EUR	100	127,194
4.88%, 09/25/20(c)	EUR	100	127,735
5.25%, 02/10/22(c)	EUR	150	198,736
5.30%, 05/30/24(a)	USD	200	200,500
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)(c)(d)(e)	EUR	100	121,479
5.75%, 10/28/25 (Call 10/28/20)(c)(d)(e)	EUR	300	373,361
5.86%, 06/19/32 (Call 06/19/27)(a)(d)(e)	USD	200	180,185
6.95%, 10/31/22(c)	EUR	300	409,037
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)(c)(d)(e)	EUR	100	117,727
4.45%, 09/15/27 (Call 09/15/22)(c)(d)(e)	EUR	100	117,842
Unipol Gruppo SpA
3.00%, 03/18/25(c)	EUR	115	133,132
3.50%, 11/29/27 (Call 08/29/27)(c)	EUR	100	111,943
4.38%, 03/05/21(c)	EUR	100	126,006
UnipolSai Assicurazioni SpA,
3.88%, 03/01/28(c)	EUR	100	105,965

Security		Par (000)	Value
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)(c)	EUR	300	$332,960
3.13%, 01/20/25 (Call 11/03/20)(c)	EUR	300	327,780
5.00%, 01/20/26 (Call 11/03/20)(a)	USD	350	315,917

			11,312,733
JAPAN — 0.6%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	350	385,551
4.00%, 07/30/22 (Call 04/30/22)(c)	EUR	100	124,324
4.00%, 04/20/23 (Call 01/20/23)(c)	EUR	100	122,020
4.00%, 09/19/29 (Call 06/21/29)(c)	EUR	125	131,684
4.50%, 04/20/25 (Call 01/20/25)(c)	EUR	150	179,158
4.75%, 07/30/25 (Call 04/30/25)(c)	EUR	100	120,238
5.25%, 07/30/27 (Call 04/30/27)(c)	EUR	100	120,829

			1,183,804
LUXEMBOURG — 3.2%
Altice Financing SA
5.25%, 02/15/23 (Call 08/30/18)(c)	EUR	100	121,586
6.63%, 02/15/23 (Call 08/31/18)(a)	USD	400	404,179
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	400	389,667
Altice Finco SA,
4.75%, 01/15/28 (Call 10/15/22)(c)	EUR	100	101,506
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(c)	EUR	100	113,385
7.25%, 05/15/22 (Call 08/30/18)(c)	EUR	450	539,196
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	USD	200	186,125
7.75%, 05/15/22 (Call 08/31/18)(a)(b)	USD	600	597,991
Arena Luxembourg Finance Sarl,
2.88%, 11/01/24 (Call 11/01/20)(c)	EUR	100	116,336
ContourGlobal Power Holdings SA,
3.38%, 08/01/23 (Call 08/01/20)(c)	EUR	200	234,010
Crystal Almond SARL,
10.00%, 11/01/21 (Call 11/01/18)(c)	EUR	100	125,218
DEA Finance SA,
7.50%, 10/15/22 (Call 04/15/19)(c)	EUR	100	125,975
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/10/18)(c)	EUR	100	114,863
8.50%, 11/01/22 (Call 11/01/18)(c)	GBP	100	127,137
INEOS Finance PLC,
2.13%, 11/15/25 (Call 11/15/20)(c)	EUR	100	113,599
INEOS Group Holdings SA,
5.38%, 08/01/24 (Call 08/01/19)(c)	EUR	100	123,075
Intelsat Connect Finance SA,
12.50%, 04/01/22 (Call 08/31/18)(a)(b)	USD	125	125,313
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/31/18)	USD	350	322,000
7.25%, 10/15/20 (Call 08/31/18)	USD	400	401,620
7.50%, 04/01/21 (Call 08/31/18)	USD	225	225,844
8.00%, 02/15/24 (Call 02/15/19)(a)	USD	250	263,750
9.50%, 09/30/22(a)	USD	100	115,281
9.75%, 07/15/25 (Call 07/15/21)(a)	USD	275	293,906
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/18)(b)	USD	375	355,045
8.13%, 06/01/23 (Call 09/17/18)(b)	USD	175	148,094
LHMC Finco Sarl,
6.25%, 12/20/23 (Call 06/20/20)(c)	EUR	100	119,985
Matterhorn Telecom Holding SA,
4.88%, 05/01/23 (Call 08/10/18)(c)	EUR	100	118,475
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 08/10/18)(c)	EUR	100	119,031
4.00%, 11/15/27 (Call 11/15/22)(c)	EUR	100	111,130
Picard Bondco SA,
5.50%, 11/30/24 (Call 11/30/20)(c)	EUR	100	112,232

26

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Swissport Financing Sarl,
6.75%, 12/15/21 (Call 08/10/18)(c)	EUR	100	$121,001
Swissport Investments SA,
6.75%, 12/15/21 (Call 08/10/18)(c)	EUR	100	121,246
Telenet Finance VI Luxembourg SCA,
4.88%, 07/15/27 (Call 07/15/21)(c)	EUR	90	111,853

			6,719,654
NETHERLANDS — 2.2%
Constellium NV
4.63%, 05/15/21 (Call 08/30/18)(c)	EUR	100	118,618
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	USD	250	254,578
InterXion Holding NV,
4.75%, 06/15/25 (Call 06/15/21)(c)	EUR	100	121,189
IPD 3 BV, 4.50%,
07/15/22 (Call 07/15/19)(c)	EUR	100	119,177
Maxeda DIY Holding BV,
6.13%, 07/15/22 (Call 07/15/19)(c)	EUR	100	111,173
Nielsen Co. Luxembourg Sarl (The),
5.50%, 10/01/21 (Call 08/31/18)(a)	USD	100	99,450
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)	USD	200	197,409
4.13%, 06/15/20(a)	USD	200	200,650
4.13%, 06/01/21(a)	USD	200	200,506
4.63%, 06/01/23(a)	USD	200	202,000
Nyrstar Netherlands Holdings BV,
6.88%, 03/15/24 (Call 03/15/20)(c)	EUR	100	94,189
Saipem Finance International BV,
2.63%, 01/07/25(c)	EUR	100	114,094
Samvardhana Motherson Automotive System Group BV,
1.80%, 07/06/24(c)	EUR	100	106,995
Selecta Group BV,
5.88%, 02/01/24 (Call 02/01/20)(c)	EUR	100	116,044
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	100	100,597
5.00%, 10/01/25(a)	USD	200	200,000
5.63%, 11/01/24(a)	USD	100	103,508
Sigma Holdco BV,
5.75%, 05/15/26 (Call 05/15/21)(c)	EUR	100	110,740
Sunshine Mid BV,
6.50%, 05/15/26 (Call 05/15/21)(c)	EUR	100	114,978
United Group BV
4.38%, 07/01/22 (Call 07/01/19)(c)	EUR	100	120,009
4.88%, 07/01/24 (Call 07/01/20)(c)	EUR	100	119,373
UPC Holding BV,
3.88%, 06/15/29 (Call 06/15/22)(c)	EUR	100	110,967
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)(c)	EUR	100	119,656
5.38%, 01/15/25 (Call 01/15/20)(a)	USD	200	193,284
UPCB Finance VII Ltd.,
3.63%, 06/15/29 (Call 06/15/22)(c)	EUR	150	173,397
Ziggo Bond Co. BV,
7.13%, 05/15/24 (Call 05/15/19)(c)	EUR	100	125,282
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)(c)	EUR	100	116,292
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	USD	150	137,437
Ziggo BV
3.75%, 01/15/25 (Call 01/15/20)(c)	EUR	200	232,724
4.25%, 01/15/27 (Call 01/15/22)(c)	EUR	100	116,629
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	350	333,375

			4,584,320
NORWAY — 0.0%
Kongsberg Actuation Systems BV,
5.00%, 07/15/25 (Call 07/15/21)(c)	EUR	100	116,713

PORTUGAL — 0.2%
Banco Comercial Portugues SA,
4.50%, 12/07/27 (Call 12/07/22)(c)(d)(e)	EUR	100	112,672

Security		Par (000)	Value
EDP — Energias de Portugal SA,
5.38%, 09/16/75 (Call 03/16/21)(c)(d)(e)	EUR	100	$127,329
Novo Banco SA,
8.50%, 07/06/28 (Call 07/06/23)(c)(d)(e)	EUR	100	118,620

			358,621
SINGAPORE — 0.2%
Lincoln Finance Ltd.,
6.88%, 04/15/21 (Call 08/10/18)(c)	EUR	200	242,097
Puma International Financing SA,
5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200	184,836

			426,933
SPAIN — 1.5%
Banco de Credito Social Cooperativo SA,
7.75%, 06/07/27 (Call 06/07/22)(c)(d)(e)	EUR	100	113,970
Banco de Sabadell SA,
5.63%, 05/06/26(c)	EUR	100	134,293
Bankia SA,
3.38%, 03/15/27 (Call 03/15/22)(c)(d)(e)	EUR	100	120,837
Bankinter SA,
2.50%, 04/06/27 (Call 04/06/22)(c)(d)(e)	EUR	100	118,965
CaixaBank SA
2.25%, 04/17/30 (Call 04/17/25)(c)(d)(e)	EUR	200	223,856
2.75%, 07/14/28 (Call 07/14/23)(c)(d)(e)	EUR	200	239,740
3.50%, 02/15/27 (Call 02/15/22)(c)(d)(e)	EUR	200	246,733
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(c)	EUR	100	118,530
2.88%, 04/18/25 (Call 01/18/25)(c)	EUR	100	119,539
3.13%, 07/27/22(c)	EUR	100	125,015
Codere Finance 2 Luxembourg SA,
6.75%, 11/01/21 (Call 10/31/18)(c)	EUR	100	112,576
eDreams ODIGEO SA,
8.50%, 08/01/21 (Call 08/14/18)(c)	EUR	98	118,802
Gestamp Automocion SA,
3.25%, 04/30/26 (Call 04/30/21)(c)	EUR	100	114,248
Gestamp Funding Luxembourg SA,
3.50%, 05/15/23 (Call 05/15/19)(c)	EUR	100	120,244
Grifols SA,
3.20%, 05/01/25 (Call 05/01/20)(c)	EUR	200	233,625
Grupo Isolux Corsan SA
1.00%, 12/30/21 (Call 08/30/18)(f)	EUR	0	—
Series B,
3.00%, 12/30/21 (Call 08/30/18)(f)	EUR	28	495
Grupo-Antolin Irausa SA,
3.25%, 04/30/24 (Call 04/30/20)(c)	EUR	100	115,464
Haya Finance 2017 SA,
5.25%, 11/15/22 (Call 11/15/19)(c)	EUR	100	107,060
Ibercaja Banco SA,
5.00%, 07/28/25 (Call 07/28/20)(c)(d)(e)	EUR	100	121,089
Liberbank SA,
6.88%, 03/14/27 (Call 03/14/22)(c)(d)(e)	EUR	100	127,263
NH Hotel Group SA,
3.75%, 10/01/23 (Call 10/01/19)(c)	EUR	100	122,204
Obrascon Huarte Lain SA,
4.75%, 03/15/22 (Call 08/30/18)(c)	EUR	100	115,659
Repsol International Finance BV,
4.50%, 03/25/75 (Call 03/25/25)(c)(d)(e)	EUR	200	251,721

			3,221,928
SWEDEN — 0.8%
Akelius Residential Property AB,
3.88%, 10/05/78 (Call 07/05/23)(c)(d)(e)	EUR	100	115,992
Fastighets AB Balder,
3.00%, 03/07/78 (Call 03/07/23)(c)(d)(e)	EUR	100	113,357
Intrum AB
2.75%, 07/15/22 (Call 07/15/19)(c)	EUR	225	253,750
3.13%, 07/15/24 (Call 07/15/20)(c)	EUR	200	220,098
Radisson Hotel Holdings AB,
6.88%, 07/15/23 (Call 07/15/20)(c)	EUR	100	121,804

27

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	USD	175	$172,073
Series 7Y,
1.88%, 03/01/24(c)	EUR	200	230,993
Unilabs Subholding AB,
5.75%, 05/15/25 (Call 05/15/20)(c)	EUR	100	112,519
Verisure Holding AB,
6.00%, 11/01/22 (Call 11/01/18)(c)	EUR	90	109,593
Verisure Midholding AB,
5.75%, 12/01/23 (Call 12/01/19)(c)	EUR	200	230,725
Volvo Car AB,
3.25%, 05/18/21(c)	EUR	100	125,016

			1,805,920
SWITZERLAND — 0.2%
Dufry Finance SCA,
4.50%, 08/01/23 (Call 08/30/18)(c)	EUR	100	121,315
Dufry One BV,
2.50%, 10/15/24 (Call 10/15/20)(c)	EUR	100	117,417
SIG Combibloc Holdings SCA,
7.75%, 02/15/23 (Call 08/10/18)(c)	EUR	100	121,660
Transocean Inc.,
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	USD	150	153,562

			513,954
UNITED KINGDOM — 3.8%
Algeco Global Finance PLC,
6.50%, 02/15/23 (Call 02/15/20)(c)	EUR	100	121,051
Amigo Luxembourg SA,
7.63%, 01/15/24 (Call 01/15/20)(c)	GBP	100	134,028
Ardonagh Midco 3 PLC,
8.38%, 07/15/23 (Call 07/15/20)(c)	GBP	100	132,623
Arqiva Broadcast Finance PLC,
9.50%, 03/31/20 (Call 09/30/18)(c)	GBP	100	135,525
Ashtead Capital Inc.,
4.38%, 08/15/27 (Call 08/15/22)(a)	USD	200	189,550
Aston Martin Capital Holdings Ltd.,
5.75%, 04/15/22 (Call 04/15/19)(c)	GBP	100	133,666
Boparan Finance PLC,
5.50%, 07/15/21 (Call 08/10/18)(c)	GBP	100	119,549
Cabot Financial Luxembourg SA,
7.50%, 10/01/23 (Call 10/01/19)(c)	GBP	100	127,961
Fiat Chrysler Automobiles NV
3.75%, 03/29/24(c)	EUR	200	252,382
4.50%, 04/15/20	USD	200	202,500
5.25%, 04/15/23	USD	200	201,412
Heathrow Finance PLC,
3.88%, 03/01/27(c)	GBP	100	124,795
Iceland Bondco PLC,
4.63%, 03/15/25 (Call 09/15/20)(c)	GBP	100	120,726
IDH Finance PLC,
6.25%, 08/15/22 (Call 08/30/18)(c)	GBP	100	118,910
INEOS Finance PLC,
4.00%, 05/01/23 (Call 08/10/18)(c)	EUR	200	238,739
Inmarsat Finance PLC,
4.88%, 05/15/22 (Call 08/31/18)(a)	USD	200	197,883
International Personal Finance PLC,
5.75%, 04/07/21(c)	EUR	100	111,085
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(c)	EUR	100	111,798
3.88%, 03/01/23(c)	GBP	100	126,378
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	USD	200	175,567
Jerrold Finco PLC,
6.25%, 09/15/21 (Call 09/15/18)(c)	GBP	100	133,288
KCA Deutag UK Finance PLC,
9.63%, 04/01/23 (Call 04/01/20)(a)	USD	200	201,321
Lecta SA,
6.50%, 08/01/23 (Call 08/01/19)(c)	EUR	100	116,382
Mclaren Finance PLC,
5.00%, 08/01/22 (Call 08/01/19)(c)	GBP	100	126,678
Merlin Entertainments PLC,
2.75%, 03/15/22 (Call 12/15/21)(c)	EUR	100	121,978
Nemean Bondco PLC,
7.38%, 02/01/24 (Call 02/01/20)(c)	GBP	100	125,010

Security		Par (000)	Value
New Look Secured Issuer PLC,
6.50%, 07/01/22 (Call 08/10/18)(c)	GBP	100	$68,801
Noble Holding International Ltd.,
7.75%, 01/15/24 (Call 10/15/23)(b)	USD	150	145,562
Nomad Foods Bondco PLC,
3.25%, 05/15/24 (Call 05/15/20)(c)	EUR	100	116,491
Ocado Group PLC,
4.00%, 06/15/24 (Call 06/15/20)(c)	GBP	100	131,236
Pinewood Finco PLC,
3.75%, 12/01/23 (Call 12/01/19)(c)	GBP	100	131,211
Pinnacle Bidco PLC,
6.38%, 02/15/25 (Call 02/15/21)(c)	GBP	100	132,754
Pizzaexpress Financing 2 PLC,
6.63%, 08/01/21 (Call 08/10/18)(c)	GBP	100	121,779
Shop Direct Funding PLC,
7.75%, 11/15/22 (Call 11/15/19)(c)	GBP	100	114,761
Stonegate Pub Co. Financing PLC,
4.88%, 03/15/22 (Call 03/15/19)(c)	GBP	150	194,136
Tesco Corporate Treasury Services PLC
2.13%, 11/12/20 (Call 08/12/20)(c)	EUR	100	121,323
2.50%, 07/01/24(c)	EUR	200	247,512
Tesco PLC,
6.13%, 02/24/22	GBP	100	148,210
Thomas Cook Group PLC,
6.25%, 06/15/22 (Call 06/15/19)(c)	EUR	200	247,605
Travelex Financing PLC,
8.00%, 05/15/22 (Call 05/15/20)(c)	EUR	100	114,151
Travis Perkins PLC,
4.38%, 09/15/21(c)	GBP	100	135,651
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)(c)	EUR	100	118,637
5.75%, 01/15/25 (Call 01/15/20)(a)	USD	200	187,625
6.38%, 04/15/23 (Call 08/13/18)(a)	USD	200	205,031
Virgin Media Receivables Financing Notes I DAC,
5.50%, 09/15/24 (Call 09/15/19)(c)	GBP	200	260,496
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(c)	GBP	100	127,437
5.00%, 04/15/27 (Call 04/15/22)(c)	GBP	100	128,401
5.25%, 01/15/26 (Call 01/15/20)(a)	USD	200	188,000
5.50%, 01/15/25 (Call 01/15/19)(c)	GBP	90	120,347
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	USD	200	190,239
6.25%, 03/28/29 (Call 01/15/21)(c)	GBP	100	136,894
Viridian Group FinanceCo PLC/Viridian Power and Energy,
4.00%, 09/15/25 (Call 09/15/20)(c)	EUR	150	166,927
Worldpay Finance PLC,
3.75%, 11/15/22 (Call 08/15/22)(c)	EUR	100	126,210

			8,028,212
UNITED STATES — 64.7%
Acadia Healthcare Co. Inc.,
5.63%, 02/15/23 (Call 08/31/18)	USD	150	150,562
Adient Global Holdings Ltd.,
3.50%, 08/15/24 (Call 05/15/24)(c)	EUR	200	222,390
ADT Corp. (The)
3.50%, 07/15/22	USD	150	142,232
4.13%, 06/15/23	USD	150	141,750
6.25%, 10/15/21	USD	175	183,040
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	USD	150	145,500
5.88%, 10/15/24 (Call 07/15/24)(b)	USD	150	158,062
AES Corp./VA
4.00%, 03/15/21	USD	115	114,916
4.50%, 03/15/23 (Call 03/15/20)	USD	115	114,158
4.88%, 05/15/23 (Call 08/31/18)	USD	125	125,208
5.13%, 09/01/27 (Call 09/01/22)(b)	USD	70	70,700

28

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
5.50%, 04/15/25 (Call 04/15/20)(b)	USD	144	$146,109
6.00%, 05/15/26 (Call 05/15/21)(b)	USD	75	78,340
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)(b)	USD	75	71,156
7.63%, 10/01/21 (Call 08/31/18)	USD	75	76,344
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	USD	225	202,667
6.63%, 06/15/24 (Call 06/15/19)	USD	225	215,437
Alcoa Nederland Holding BV,
7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	216,000
Aleris International Inc.,
10.75%, 07/15/23 (Call 07/15/20)(a)	USD	75	79,562
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	100	101,124
7.88%, 08/15/23 (Call 05/15/23)	USD	75	80,672
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	USD	75	69,619
5.00%, 10/01/24 (Call 10/01/19)(a)	USD	200	196,068
Ally Financial Inc.
3.75%, 11/18/19(b)	USD	200	200,250
4.13%, 03/30/20	USD	100	100,420
4.13%, 02/13/22	USD	125	123,877
4.25%, 04/15/21	USD	75	75,137
4.63%, 05/19/22(b)	USD	75	75,250
4.63%, 03/30/25	USD	100	99,083
5.13%, 09/30/24(b)	USD	135	137,869
5.75%, 11/20/25 (Call 10/21/25)(b)	USD	200	207,292
7.50%, 09/15/20	USD	25	26,788
8.00%, 03/15/20	USD	100	106,445
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 08/13/18)(a)	USD	200	202,000
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	400	393,044
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	USD	125	123,281
5.88%, 11/15/26 (Call 11/15/21)(b)	USD	90	87,542
6.13%, 05/15/27 (Call 05/15/22)(b)	USD	75	72,938
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	132,778
AMC Networks Inc.
4.75%, 12/15/22 (Call 08/31/18)(b)	USD	100	99,891
4.75%, 08/01/25 (Call 08/01/21)(b)	USD	150	144,000
5.00%, 04/01/24 (Call 04/01/20)(b)	USD	200	197,000
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	USD	100	100,375
5.50%, 10/01/19(a)	USD	125	126,582
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(b)	USD	135	131,498
6.25%, 03/15/26 (Call 03/15/21)	USD	70	67,134
6.50%, 04/01/27 (Call 04/01/22)	USD	100	97,050
6.63%, 10/15/22 (Call 08/31/18)	USD	91	92,930
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	120,527
5.63%, 05/20/24 (Call 03/20/24)	USD	125	122,569
5.75%, 05/20/27 (Call 02/20/27)	USD	100	95,625
5.88%, 08/20/26 (Call 05/20/26)	USD	125	121,861
Anixter Inc.,
5.13%, 10/01/21	USD	50	51,125
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	USD	125	124,855
5.13%, 12/01/22 (Call 08/31/18)	USD	200	200,750

Security		Par (000)	Value
5.38%, 11/01/21 (Call 08/31/18)	USD	125	$126,864
5.63%, 06/01/23 (Call 08/31/18)(b)	USD	125	127,969
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(b)	USD	83	74,589
7.88%, 12/01/22 (Call 12/01/18)	USD	150	150,937
8.75%, 12/01/20 (Call 08/31/18)	USD	150	148,271
Aramark International Finance Sarl,
3.13%, 04/01/25 (Call 04/01/20)(c)	EUR	100	120,971
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	USD	100	97,242
5.00%, 04/01/25 (Call 04/01/20)(a)	USD	75	75,000
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	USD	200	192,940
5.13%, 01/15/24 (Call 01/15/19)	USD	175	176,406
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	USD	225	224,437
5.40%, 04/15/21 (Call 01/15/21)	USD	250	255,249
5.87%, 02/23/22	USD	100	103,438
6.15%, 08/15/20(b)	USD	175	181,518
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 04/01/22 (Call 04/01/20)(a)	USD	275	304,716
Ashland LLC,
4.75%, 08/15/22 (Call 05/15/22)	USD	200	202,310
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)(c)	EUR	100	117,773
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	USD	285	285,712
9.00%, 10/01/25 (Call 10/01/20)(a)	USD	350	355,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/18)(a)(b)	USD	75	74,024
5.50%, 04/01/23 (Call 08/31/18)(b)	USD	100	98,369
Avis Budget Finance PLC,
4.13%, 11/15/24 (Call 11/15/19)(c)	EUR	100	118,661
Avon International Operations Inc.,
7.88%, 08/15/22 (Call 08/15/19)(a)	USD	100	99,000
Avon Products Inc.
6.60%, 03/15/20	USD	75	73,700
7.00%, 03/15/23(b)	USD	75	61,875
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25 (Call 01/15/20)(c)	EUR	125	151,090
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/31/18)(b)	USD	150	148,501
5.25%, 04/01/25 (Call 04/01/20)(b)	USD	150	143,719
Ball Corp.
3.50%, 12/15/20	EUR	100	125,708
4.00%, 11/15/23	USD	175	169,999
4.38%, 12/15/20(b)	USD	150	151,869
4.38%, 12/15/23	EUR	100	132,094
4.88%, 03/15/26 (Call 12/15/25)	USD	150	149,187
5.00%, 03/15/22	USD	150	154,198
5.25%, 07/01/25	USD	175	179,193
Bausch Health Companies Inc.
4.50%, 05/15/23 (Call 08/30/18)(c)	EUR	225	254,047
5.50%, 03/01/23 (Call 08/31/18)(a)	USD	175	165,558
5.50%, 11/01/25 (Call 11/01/20)(a)	USD	325	325,123
5.88%, 05/15/23 (Call 08/31/18)(a)(b)	USD	550	528,275
6.13%, 04/15/25 (Call 04/15/20)(a)	USD	600	561,120
6.50%, 03/15/22 (Call 03/15/19)(a)	USD	250	260,675
7.00%, 03/15/24 (Call 03/15/20)(a)	USD	375	398,329
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	285	301,872
Beacon Roofing Supply Inc.,
4.88%, 11/01/25 (Call 11/01/20)(a)(b)	USD	210	196,413

29

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	USD	75	$64,950
8.75%, 03/15/22 (Call 03/15/19)	USD	110	117,150
Belden Inc.,
3.88%, 03/15/28 (Call 03/15/23)(c)	EUR	150	167,739
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	USD	90	84,019
5.13%, 07/15/23 (Call 08/31/18)(b)	USD	125	124,375
5.50%, 05/15/22 (Call 08/31/18)	USD	100	101,359
6.00%, 10/15/22 (Call 10/15/18)	USD	90	92,188
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	USD	150	169,739
10.00%, 10/15/25 (Call 10/15/20)	USD	75	86,813
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22 (Call 08/31/18)(a)	USD	150	152,107
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 03/15/24 (Call 03/15/20)(a)	USD	175	184,760
BMC Software Finance Inc.,
8.13%, 07/15/21 (Call 08/31/18)(a)	USD	325	332,719
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	USD	115	115,428
6.38%, 04/01/26 (Call 04/01/21)(b)	USD	150	153,187
6.88%, 05/15/23 (Call 08/16/18)	USD	125	131,562
Brand Industrial Services Inc.,
8.50%, 07/15/25 (Call 07/15/20)(a)	USD	200	203,500
Buckeye Partners LP,
6.38%, 01/22/78 (Call 01/22/23)(b)(d)(e)	USD	75	68,906
BWAY Holding Co.
4.75%, 04/15/24 (Call 04/15/20)(c)	EUR	100	117,356
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	USD	275	268,812
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	USD	250	244,219
Cablevision Systems Corp.
5.88%, 09/15/22(b)	USD	150	149,975
8.00%, 04/15/20(b)	USD	75	78,508
Caesars Resort Collection LLC/CRC Finco Inc.,
5.25%, 10/15/25 (Call 10/15/20)(a)(b)	USD	300	288,750
California Resources Corp.,
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	USD	400	359,500
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	USD	100	101,547
6.38%, 07/01/26 (Call 07/01/21)(a)	USD	75	75,594
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	225	212,451
5.38%, 01/15/23 (Call 10/15/18)(b)	USD	250	238,437
5.50%, 02/01/24 (Call 02/01/19)	USD	125	115,625
5.75%, 01/15/25 (Call 10/15/19)(b)	USD	275	253,000
5.88%, 01/15/24 (Call 11/01/18)(a)(b)	USD	75	75,260
6.00%, 01/15/22 (Call 08/31/18)(a)	USD	125	127,020
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
6.50%, 04/15/21 (Call 08/31/18)	USD	175	173,250
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 08/31/18)(b)	USD	130	132,550
7.50%, 09/15/20 (Call 08/31/18)	USD	25	25,031
Catalent Pharma Solutions Inc.,
4.75%, 12/15/24 (Call 12/15/19)(c)	EUR	100	122,815
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	USD	75	66,375
5.95%, 12/15/26 (Call 09/15/26)(b)	USD	100	85,750
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	USD	450	422,719
5.13%, 02/15/23 (Call 08/31/18)	USD	200	199,036

Security		Par (000)	Value
5.13%, 05/01/23 (Call 08/31/18)(a)	USD	225	$224,437
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	600	572,891
5.25%, 03/15/21 (Call 08/31/18)	USD	50	50,469
5.25%, 09/30/22 (Call 08/31/18)	USD	200	201,468
5.38%, 05/01/25 (Call 05/01/20)(a)	USD	150	147,322
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	275	270,149
5.75%, 09/01/23 (Call 08/31/18)	USD	100	101,393
5.75%, 01/15/24 (Call 08/31/18)	USD	225	227,371
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	450	447,348
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	USD	350	356,125
5.88%, 05/01/27 (Call 05/01/21)(a)	USD	125	123,892
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	105	103,031
5.00%, 10/15/24 (Call 07/15/24)	USD	100	102,000
5.88%, 06/15/26 (Call 06/15/21)	USD	53	54,391
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 08/31/18)	USD	100	100,929
5.00%, 09/01/25 (Call 03/01/20)	USD	125	123,710
5.50%, 12/01/24 (Call 06/01/24)	USD	75	77,790
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	200	202,583
4.75%, 01/15/25 (Call 01/15/20)	USD	200	199,900
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	USD	330	337,683
5.63%, 02/15/21 (Call 08/31/18)	USD	250	255,430
6.13%, 02/15/24 (Call 02/15/19)	USD	200	210,300
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(b)	USD	100	95,375
Series S,
6.45%, 06/15/21	USD	275	283,937
Series T,
5.80%, 03/15/22	USD	300	300,837
Series V,
5.63%, 04/01/20	USD	225	229,500
Series W,
6.75%, 12/01/23(b)	USD	125	127,969
Series Y,
7.50%, 04/01/24 (Call 01/01/24)(b)	USD	175	182,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/18)(a)	USD	250	249,270
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	206,500
CF Industries Inc.
3.45%, 06/01/23(b)	USD	100	95,875
7.13%, 05/01/20	USD	174	184,170
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.,
5.75%, 03/01/25 (Call 03/01/20)(a)	USD	190	183,825
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	USD	100	97,250
6.63%, 05/15/23 (Call 08/31/18)	USD	104	109,014
7.00%, 05/15/25 (Call 05/15/20)	USD	150	160,359
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(b)	USD	275	275,516
5.88%, 03/31/25 (Call 10/02/24)(b)	USD	275	289,741
7.00%, 06/30/24 (Call 01/01/24)	USD	200	219,125
Cheniere Energy Partners LP,
5.25%, 10/01/25 (Call 10/01/20)(b)	USD	300	298,500
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/18)(b)	USD	75	72,627
6.13%, 02/15/21	USD	75	76,472
6.63%, 08/15/20	USD	75	77,697
8.00%, 12/15/22 (Call 12/15/18)(a)	USD	270	284,850
8.00%, 01/15/25 (Call 01/15/20)(b)	USD	250	256,250
8.00%, 06/15/27 (Call 06/15/22)(b)	USD	225	230,062

30

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/18)(b)	USD	175	$165,521
6.25%, 03/31/23 (Call 03/31/20)	USD	550	511,500
6.88%, 02/01/22 (Call 08/31/18)(b)	USD	450	218,719
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	USD	225	185,062
8.63%, 01/15/24 (Call 01/15/21)(a)	USD	200	206,510
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(g)	USD	350	315,000
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/18)	USD	150	147,795
5.13%, 12/15/22 (Call 08/31/18)	USD	75	75,375
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	USD	100	99,952
5.00%, 08/15/22	USD	200	204,083
5.00%, 08/01/23	USD	150	152,437
5.25%, 03/07/25 (Call 12/07/24)	USD	100	102,144
5.38%, 05/15/20	USD	75	77,072
6.13%, 03/09/28	USD	75	78,713
Clean Harbors Inc.,
5.13%, 06/01/21 (Call 08/31/18)	USD	200	201,018
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 08/31/18)	USD	500	511,000
Series B,
7.63%, 03/15/20 (Call 08/31/18)(b)	USD	300	300,660
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	USD	50	48,738
5.75%, 03/01/25 (Call 03/01/20)(b)	USD	210	203,700
CNX Resources Corp.,
5.88%, 04/15/22 (Call 08/31/18)(b)	USD	325	325,453
Colfax Corp.,
3.25%, 05/15/25 (Call 05/15/20)(c)	EUR	125	148,469
CommScope Inc.
5.00%, 06/15/21 (Call 08/13/18)(a)	USD	100	100,342
5.50%, 06/15/24 (Call 06/15/19)(a)	USD	160	161,600
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	USD	150	143,812
6.00%, 06/15/25 (Call 06/15/20)(a)	USD	230	235,434
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	200	195,991
4.38%, 01/15/28 (Call 10/15/27)(b)	USD	185	184,277
4.50%, 04/15/23 (Call 01/15/23)	USD	275	279,791
5.00%, 09/15/22 (Call 08/31/18)	USD	350	355,442
Coty Inc.,
4.75%, 04/15/26 (Call 04/15/21)(c)	EUR	100	115,098
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	74,953
5.88%, 07/01/25 (Call 07/01/20)	USD	50	48,750
6.38%, 10/01/22 (Call 08/31/18)	USD	75	76,442
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	USD	100	101,037
6.25%, 04/01/23 (Call 08/31/18)	USD	125	127,474
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23(b)	USD	175	173,285
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	USD	50	45,226
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/21)(a)(b)	USD	175	164,743
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)(c)	EUR	100	117,100
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	113,387
3.38%, 05/15/25 (Call 11/15/24)(c)	EUR	100	120,278
4.00%, 07/15/22 (Call 04/15/22)(c)	EUR	100	128,078
CrownRock LP/CrownRock Finance Inc.,
5.63%, 10/15/25 (Call 10/15/20)(a)	USD	200	192,637

Security		Par (000)	Value
CSC Holdings LLC
5.25%, 06/01/24	USD	125	$120,052
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	188,442
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	192,083
6.63%, 10/15/25 (Call 10/15/20)(a)	USD	200	206,500
6.75%, 11/15/21	USD	225	234,664
10.13%, 01/15/23 (Call 01/15/19)(a)	USD	200	220,250
10.88%, 10/15/25 (Call 10/15/20)(a)	USD	336	389,480
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 03/15/27 (Call 03/15/22)	USD	100	99,150
Dana Financing Luxembourg Sarl,
5.75%, 04/15/25 (Call 04/15/20)(a)	USD	75	73,756
Dana Inc.,
5.50%, 12/15/24 (Call 12/15/19)	USD	75	73,500
Darling Global Finance BV,
3.63%, 05/15/26 (Call 05/15/21)(c)	EUR	100	119,075
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	USD	275	259,040
5.13%, 07/15/24 (Call 07/15/19)	USD	325	316,469
5.75%, 08/15/22 (Call 08/31/18)	USD	200	203,437
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	100	97,104
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	100	101,094
5.35%, 03/15/20(a)	USD	100	102,625
5.38%, 07/15/25 (Call 04/15/25)	USD	90	92,138
5.85%, 05/21/43 (Call 05/21/23)(a)(d)(e)	USD	100	91,039
Dell Inc.,
4.63%, 04/01/21	USD	75	75,812
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 08/16/18)(a)	USD	300	306,725
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	USD	300	321,528
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)(a)(b)	USD	100	106,375
9.25%, 03/31/22 (Call 03/31/19)(a)(b)	USD	100	105,823
Diamond BC BV,
5.63%, 08/15/25 (Call 08/15/20)(c)	EUR	100	107,403
Diamond Offshore Drilling Inc.,
7.88%, 08/15/25 (Call 05/15/25)(b)	USD	55	57,104
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)	USD	100	104,250
10.75%, 09/01/24 (Call 09/01/19)(a)	USD	75	78,328
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	USD	100	96,881
5.38%, 05/31/25 (Call 05/31/20)(b)	USD	60	59,944
DISH DBS Corp.
5.00%, 03/15/23(b)	USD	275	237,951
5.13%, 05/01/20	USD	200	198,500
5.88%, 07/15/22	USD	375	349,687
5.88%, 11/15/24(b)	USD	375	311,250
6.75%, 06/01/21	USD	375	377,413
7.75%, 07/01/26(b)	USD	350	305,375
7.88%, 09/01/19	USD	250	258,943
DJO Finance LLC/DJO Finance Corp.,
8.13%, 06/15/21 (Call 08/31/18)(a)	USD	200	205,625
DPL Inc.,
7.25%, 10/15/21 (Call 07/15/21)	USD	100	108,200
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	150	149,906
4.70%, 05/24/22(b)	USD	50	49,378
Eldorado Resorts Inc.,
6.00%, 04/01/25 (Call 04/01/20)(b)	USD	160	161,733
EMC Corp.
2.65%, 06/01/20	USD	375	365,116
3.38%, 06/01/23 (Call 03/01/23)	USD	200	186,500

31

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Encompass Health Corp.,
5.75%, 11/01/24 (Call 08/31/18)	USD	225	$227,137
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	USD	105	102,638
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	90	87,900
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 08/31/18)(a)	USD	400	340,000
6.00%, 02/01/25 (Call 02/01/20)(a)	USD	200	159,929
Endo Finance LLC,
5.75%, 01/15/22 (Call 08/31/18)(a)(b)	USD	125	114,459
Endo Finance LLC/Endo Finco Inc.,
5.38%, 01/15/23 (Call 08/31/18)(a)(b)	USD	50	42,281
Energizer Gamma Acquisition BV,
4.63%, 07/15/26 (Call 07/15/21)(c)	EUR	150	179,237
Energizer Gamma Acquisition Inc.,
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	USD	190	195,017
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)(b)	USD	175	170,484
5.50%, 06/01/27 (Call 03/01/27)(b)	USD	175	179,375
5.88%, 01/15/24 (Call 10/15/23)(b)	USD	200	208,062
7.50%, 10/15/20	USD	225	240,090
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(b)	USD	125	105,625
5.20%, 03/15/25 (Call 12/15/24)(b)	USD	125	106,367
7.75%, 02/01/26(b)	USD	175	169,269
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/13/18)(a)(b)	USD	150	151,781
5.63%, 07/15/22 (Call 08/31/18)(b)	USD	200	204,282
6.25%, 12/01/24 (Call 12/01/19)(a)(b)	USD	100	106,744
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)	USD	165	168,205
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	USD	100	100,750
8.00%, 02/15/25 (Call 02/15/20)(a)	USD	180	137,700
9.38%, 05/01/24 (Call 05/01/20)(a)	USD	200	164,083
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	100	116,840
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	170,837
2.88%, 02/01/26 (Call 02/01/21)	EUR	200	227,638
5.38%, 01/01/22 (Call 08/31/18)	USD	125	129,016
5.38%, 04/01/23 (Call 08/31/18)	USD	200	205,160
5.38%, 05/15/27 (Call 05/15/22)	USD	230	232,178
5.75%, 01/01/25 (Call 01/01/20)	USD	100	103,125
5.88%, 01/15/26 (Call 01/15/21)(b)	USD	200	206,750
ESH Hospitality Inc.,
5.25%, 05/01/25 (Call 05/01/20)(a)(b)	USD	255	247,138
Exela Intermediate LLC/Exela Finance Inc.,
10.00%, 07/15/23 (Call 07/15/20)(a)	USD	175	180,469
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	USD	140	135,800
7.38%, 05/15/24 (Call 05/15/20)(a)	USD	75	78,805
Federal-Mogul LLC/Federal-Mogul Financing Corp.,
4.88%, 04/15/22 (Call 04/15/19)(c)	EUR	175	212,332
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/18)(b)	USD	100	91,263
6.75%, 01/15/22 (Call 08/31/18)(b)	USD	50	44,680
6.75%, 06/15/23 (Call 06/15/19)(b)	USD	100	86,240
Fifth Third Bancorp.,
5.10%, (Call 06/30/23)(d)(e)(h)	USD	125	122,608
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(a)	USD	350	353,325
5.38%, 08/15/23 (Call 08/15/18)(a)	USD	225	228,516

Security		Par (000)	Value
5.75%, 01/15/24 (Call 01/15/19)(a)	USD	400	$409,080
7.00%, 12/01/23 (Call 12/01/18)(a)	USD	625	653,906
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/31/18)(a)	USD	150	146,212
5.00%, 07/01/25 (Call 07/01/20)(a)	USD	45	41,597
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)	USD	100	97,250
7.88%, 07/15/26 (Call 07/15/21)(a)	USD	105	105,725
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	USD	50	48,758
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	150	145,875
Freeport-McMoRan Inc.
3.10%, 03/15/20	USD	181	178,626
3.55%, 03/01/22 (Call 12/01/21)	USD	350	338,406
3.88%, 03/15/23 (Call 12/15/22)	USD	375	360,937
4.00%, 11/14/21	USD	100	98,942
4.55%, 11/14/24 (Call 08/14/24)(b)	USD	150	145,031
6.88%, 02/15/23 (Call 02/15/20)	USD	150	159,837
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(b)	USD	150	94,828
7.13%, 01/15/23	USD	125	90,859
7.63%, 04/15/24	USD	100	67,667
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	USD	300	288,000
8.75%, 04/15/22	USD	100	84,625
10.50%, 09/15/22 (Call 06/15/22)	USD	400	364,500
11.00%, 09/15/25 (Call 06/15/25)	USD	675	546,750
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 08/31/18)	USD	75	73,922
6.25%, 05/15/26 (Call 02/15/21)	USD	75	70,456
6.50%, 10/01/25 (Call 10/01/20)(b)	USD	110	106,245
6.75%, 08/01/22 (Call 08/31/18)	USD	150	152,700
Genworth Holdings Inc.
4.80%, 02/15/24	USD	50	44,375
4.90%, 08/15/23	USD	75	67,875
7.63%, 09/24/21	USD	150	156,234
7.70%, 06/15/20(b)	USD	50	51,906
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	USD	50	50,702
4.88%, 11/01/20 (Call 08/01/20)	USD	225	228,656
5.25%, 06/01/25	USD	90	91,419
5.38%, 11/01/23 (Call 08/01/23)	USD	100	103,200
5.38%, 04/15/26	USD	175	178,036
5.75%, 06/01/28 (Call 03/03/28)	USD	95	96,323
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	USD	250	249,219
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	125	129,687
Goodyear Dunlop Tires Europe BV,
3.75%, 12/15/23 (Call 12/15/18)(c)	EUR	100	120,116
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	USD	125	114,010
5.00%, 05/31/26 (Call 05/31/21)(b)	USD	150	139,641
5.13%, 11/15/23 (Call 11/15/18)(b)	USD	175	172,667
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)	USD	100	95,750
5.88%, 07/15/26 (Call 07/15/21)(a)	USD	130	126,758
Griffon Corp.,
5.25%, 03/01/22 (Call 08/31/18)	USD	200	194,750
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(b)	USD	125	121,205
6.38%, 05/15/25 (Call 05/15/20)(b)	USD	100	97,039
6.38%, 01/15/26 (Call 01/15/21)	USD	75	72,500

32

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hanesbrands Finance Luxembourg SCA,
3.50%, 06/15/24 (Call 03/15/24)(c)	EUR	100	$123,977
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	USD	125	121,562
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	USD	175	169,367
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(a)	USD	115	109,963
9.25%, 03/01/21 (Call 08/31/18)(a)	USD	125	117,500
HCA Healthcare Inc.,
6.25%, 02/15/21	USD	175	182,437
HCA Inc.
4.25%, 10/15/19	USD	150	151,130
4.50%, 02/15/27 (Call 08/15/26)	USD	180	174,960
4.75%, 05/01/23	USD	250	252,574
5.00%, 03/15/24(b)	USD	375	381,094
5.25%, 04/15/25(b)	USD	250	256,094
5.25%, 06/15/26 (Call 12/15/25)	USD	275	279,125
5.38%, 02/01/25	USD	475	480,937
5.88%, 03/15/22	USD	200	210,160
5.88%, 05/01/23	USD	225	235,687
5.88%, 02/15/26 (Call 08/15/25)(b)	USD	275	284,355
6.50%, 02/15/20	USD	500	521,025
7.50%, 02/15/22	USD	375	413,239
HD Supply Inc.,
5.75%, 04/15/24 (Call 04/15/19)(a)(g)	USD	200	210,106
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)(b)	USD	150	117,825
5.88%, 10/15/20 (Call 08/31/18)	USD	125	123,887
6.25%, 10/15/22 (Call 08/31/18)(b)	USD	100	89,383
7.38%, 01/15/21 (Call 08/31/18)(b)	USD	50	49,255
7.63%, 06/01/22 (Call 06/01/19)(a)	USD	225	219,719
Hertz Holdings Netherlands BV,
5.50%, 03/30/23 (Call 03/30/20)(c)	EUR	100	115,665
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/18)	USD	300	283,125
10.38%, 02/01/22 (Call 02/01/19)(a)	USD	105	103,202
Hexion Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20 (Call 08/31/18)	USD	100	85,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)	USD	100	96,125
5.75%, 10/01/25 (Call 04/01/20)(a)	USD	100	99,500
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	USD	175	169,094
5.13%, 05/01/26 (Call 05/01/21)(a)	USD	250	250,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	USD	150	146,437
4.88%, 04/01/27 (Call 04/01/22)	USD	125	121,367
Hologic Inc.,
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	USD	175	164,646
Howard Hughes Corp. (The),
5.38%, 03/15/25 (Call 03/15/20)(a)(b)	USD	175	171,281
HUB International Ltd.,
7.00%, 05/01/26 (Call 05/01/21)(a)(b)	USD	220	220,825
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	110	104,775
6.63%, 08/01/26	USD	140	133,350
7.63%, 06/15/21	USD	175	187,687
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	USD	125	127,031
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	130,060
5.13%, 11/15/22 (Call 08/15/22)	USD	100	103,005

Security		Par (000)	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/31/18)	USD	250	$251,518
6.00%, 08/01/20 (Call 08/31/18)(b)	USD	325	330,216
6.25%, 02/01/22 (Call 02/01/19)	USD	225	229,254
6.38%, 12/15/25 (Call 12/15/20)	USD	125	125,625
6.75%, 02/01/24 (Call 02/01/20)(b)	USD	100	101,591
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/18)(a)	USD	100	101,275
5.75%, 05/15/22 (Call 08/15/18)	EUR	100	118,559
6.50%, 05/15/22 (Call 08/16/18)	USD	300	303,375
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(c)	EUR	100	118,912
4.75%, 03/05/20(c)	EUR	100	124,621
6.25%, 02/15/22 (Call 08/15/21)(a)	USD	250	258,750
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	211,262
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)(c)	EUR	100	113,715
3.25%, 03/15/25 (Call 03/15/20)(c)	EUR	200	234,526
3.50%, 10/15/24 (Call 10/15/19)(c)	EUR	100	119,697
4.88%, 05/15/23 (Call 08/31/18)(a)	USD	150	152,250
5.00%, 10/15/26 (Call 10/15/21)(a)	USD	200	199,150
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	USD	175	159,979
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	150	138,750
5.75%, 08/15/24 (Call 08/13/18)	USD	200	198,214
6.00%, 08/15/23 (Call 08/15/18)	USD	150	153,307
Iron Mountain UK PLC,
3.88%, 11/15/25 (Call 11/15/20)(c)	GBP	100	124,756
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	USD	75	74,370
5.25%, 09/15/22 (Call 09/15/19)	USD	100	97,313
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (Call 11/15/18)(a)	USD	150	154,771
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 08/01/23 (Call 08/31/18)(a)	USD	200	202,033
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	USD	75	70,898
8.13%, 10/01/19	USD	6	6,203
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	USD	75	63,188
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.25%, 08/15/24 (Call 08/15/20)(a)	USD	200	195,667
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
9.25%, 03/15/23 (Call 03/15/20)(a)	USD	150	151,875
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(a)	USD	75	77,740
10.50%, 07/15/24 (Call 07/15/20)(a)	USD	75	75,156
KB Home,
7.00%, 12/15/21 (Call 09/15/21)(b)	USD	75	79,453
Kennedy-Wilson Inc.,
5.88%, 04/01/24 (Call 04/01/19)	USD	150	146,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	USD	150	141,418
5.00%, 06/01/24 (Call 06/01/19)(a)	USD	150	148,094
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	200	196,625
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/18)(a)	USD	100	101,984
12.50%, 11/01/21 (Call 05/01/19)(a)	USD	75	81,852
KLX Inc.,
5.88%, 12/01/22 (Call 08/31/18)(a)	USD	225	233,437
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
5.25%, 05/15/26 (Call 05/15/21)(c)	EUR	100	120,246

33

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Kronos Acquisition Holdings Inc.,
9.00%, 08/15/23 (Call 08/31/18)(a)	USD	165	$143,020
L Brands Inc.
5.25%, 02/01/28(b)	USD	100	87,778
5.63%, 02/15/22(b)	USD	175	178,062
5.63%, 10/15/23(b)	USD	100	102,125
6.63%, 04/01/21	USD	225	236,913
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	50	49,964
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	85	79,688
Lamar Media Corp.
5.00%, 05/01/23 (Call 08/31/18)	USD	150	151,471
5.38%, 01/15/24 (Call 01/15/19)	USD	50	51,175
5.75%, 02/01/26 (Call 02/01/21)	USD	75	76,781
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	150	146,963
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	150	147,490
Leidos Holdings Inc.,
4.45%, 12/01/20 (Call 09/01/20)(b)	USD	50	50,563
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	125	124,062
4.50%, 11/15/19 (Call 08/15/19)	USD	150	150,830
4.50%, 04/30/24 (Call 01/31/24)	USD	125	121,215
4.75%, 04/01/21 (Call 02/01/21)	USD	100	101,167
4.75%, 11/15/22 (Call 08/15/22)(b)	USD	125	125,000
4.75%, 05/30/25 (Call 02/28/25)(b)	USD	50	48,551
4.75%, 11/29/27 (Call 05/29/27)	USD	175	164,500
4.88%, 12/15/23 (Call 09/15/23)(b)	USD	80	79,638
5.88%, 11/15/24 (Call 05/15/24)(b)	USD	50	51,508
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/18)(b)	USD	125	123,359
5.25%, 03/15/26 (Call 03/15/21)	USD	150	143,750
5.38%, 08/15/22 (Call 08/31/18)	USD	175	175,474
5.38%, 01/15/24 (Call 01/15/19)	USD	175	173,250
5.38%, 05/01/25 (Call 05/01/20)	USD	150	145,933
5.63%, 02/01/23 (Call 08/31/18)	USD	100	100,597
6.13%, 01/15/21 (Call 08/31/18)	USD	50	50,338
Levi Strauss & Co.,
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	120,669
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)	USD	100	104,104
5.50%, 12/01/21 (Call 08/31/18)	USD	200	203,750
5.88%, 12/01/23 (Call 12/01/18)	USD	65	67,773
LIN Television Corp.,
5.88%, 11/15/22 (Call 08/13/18)	USD	75	76,185
LKQ European Holdings BV,
4.13%, 04/01/28 (Call 04/01/23)(c)	EUR	200	232,267
LKQ Italia Bondco SpA,
3.88%, 04/01/24 (Call 01/01/24)(c)	EUR	100	122,908
Mallinckrodt International Finance SA,
4.75%, 04/15/23(b)	USD	100	84,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/18)(a)(b)	USD	150	148,312
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	USD	125	100,813
5.63%, 10/15/23 (Call 10/15/18)(a)(b)	USD	125	107,656
5.75%, 08/01/22 (Call 08/31/18)(a)(b)	USD	175	160,300
Mattel Inc.,
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	USD	250	242,500
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.,
10.63%, 05/01/24 (Call 05/01/21)(a)	USD	225	234,000
Meredith Corp.,
6.88%, 02/01/26 (Call 02/01/21)(a)(b)	USD	250	251,875

Security		Par (000)	Value
Meritage Homes Corp.,
6.00%, 06/01/25 (Call 03/01/25)(b)	USD	75	$75,704
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	USD	75	70,453
5.63%, 05/01/24 (Call 02/01/24)	USD	200	204,667
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	100	93,758
5.25%, 03/31/20(b)	USD	100	102,060
5.75%, 06/15/25 (Call 03/15/25)(b)	USD	175	176,463
6.00%, 03/15/23	USD	225	233,304
6.63%, 12/15/21	USD	225	239,776
6.75%, 10/01/20	USD	200	210,250
7.75%, 03/15/22	USD	175	191,625
Molina Healthcare Inc.,
5.38%, 11/15/22 (Call 08/15/22)	USD	125	127,447
MPH Acquisition Holdings LLC,
7.13%, 06/01/24 (Call 06/01/19)(a)	USD	300	310,290
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	127,796
5.00%, 10/15/27 (Call 10/15/22)	USD	250	241,458
5.25%, 08/01/26 (Call 08/01/21)	USD	100	98,571
6.38%, 03/01/24 (Call 03/01/19)	USD	100	105,000
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	USD	100	98,495
5.25%, 11/15/24 (Call 11/15/19)(a)	USD	150	152,850
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	75	75,719
5.75%, 08/15/25 (Call 08/15/20)(a)	USD	150	156,750
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	USD	75	73,458
4.45%, 12/01/22 (Call 09/01/22)	USD	125	123,054
5.75%, 08/15/25 (Call 08/15/20)	USD	100	99,938
6.88%, 08/15/24 (Call 08/15/19)	USD	100	104,710
Murray Energy Corp. ,
12.00%, (3.00% PIK),
04/15/24 (Call 04/15/20)(a)(i)	USD	111	85,470
Nabors Industries Inc.
4.63%, 09/15/21	USD	150	147,245
5.00%, 09/15/20(b)	USD	150	150,631
5.50%, 01/15/23 (Call 11/15/22)	USD	100	96,998
5.75%, 02/01/25 (Call 11/01/24)(a)	USD	125	118,241
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)	USD	72	74,887
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	140	146,737
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 08/31/18)	USD	175	175,437
7.88%, 10/01/20 (Call 08/15/18)	USD	50	51,002
Navient Corp.
5.00%, 10/26/20	USD	100	100,000
5.50%, 01/25/23(b)	USD	175	171,172
5.88%, 03/25/21(b)	USD	125	126,711
5.88%, 10/25/24	USD	100	96,667
6.13%, 03/25/24(b)	USD	150	147,813
6.50%, 06/15/22	USD	175	178,445
6.63%, 07/26/21	USD	150	154,875
6.75%, 06/25/25	USD	75	74,334
6.75%, 06/15/26	USD	100	98,500
7.25%, 01/25/22	USD	125	130,625
7.25%, 09/25/23	USD	100	104,875
8.00%, 03/25/20	USD	275	290,125
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.,
7.38%, 01/15/22 (Call 08/31/18)(a)	USD	100	79,000

34

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Navistar International Corp.,
6.63%, 11/01/25 (Call 11/01/20)(a)(b)	USD	210	$219,148
NCR Corp.
4.63%, 02/15/21 (Call 08/31/18)	USD	150	147,731
5.00%, 07/15/22 (Call 08/31/18)	USD	100	98,625
5.88%, 12/15/21 (Call 08/31/18)	USD	75	75,935
6.38%, 12/15/23 (Call 12/15/18)(b)	USD	100	102,125
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21 (Call 08/31/18)(a)	USD	175	110,250
Netflix Inc.
3.63%, 05/15/27	EUR	200	229,936
4.38%, 11/15/26(b)	USD	200	187,219
4.88%, 04/15/28(a)	USD	270	255,994
5.38%, 02/01/21	USD	100	102,583
5.50%, 02/15/22	USD	125	128,620
5.75%, 03/01/24	USD	75	76,752
5.88%, 02/15/25	USD	175	179,349
5.88%, 11/15/28(a)(b)	USD	325	326,219
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	125	127,791
5.63%, 07/01/24(b)	USD	175	183,508
5.75%, 01/30/22	USD	150	156,298
Nexstar Broadcasting Inc.,
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	USD	175	172,476
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	USD	100	96,431
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	100	93,938
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 11/01/19)	USD	125	127,589
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)	USD	90	90,225
4.88%, 08/15/27 (Call 02/15/27)(a)	USD	155	155,000
Nielsen Co. Luxembourg Sarl (The),
5.00%, 02/01/25 (Call 02/01/20)(a)	USD	100	91,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/18)	USD	75	74,498
5.00%, 04/15/22 (Call 08/31/18)(a)	USD	450	437,344
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	USD	135	138,966
7.95%, 04/01/25 (Call 01/01/25)(b)	USD	75	70,781
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	275	263,656
6.25%, 08/15/24 (Call 08/15/19)(a)	USD	200	200,625
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	USD	150	148,845
6.25%, 07/15/22 (Call 08/31/18)(b)	USD	175	180,423
6.25%, 05/01/24 (Call 05/01/19)	USD	125	128,656
6.63%, 01/15/27 (Call 07/15/21)	USD	225	232,112
7.25%, 05/15/26 (Call 05/15/21)	USD	210	223,412
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/18)(a)(b)	USD	43	42,979
5.63%, 12/15/26 (Call 12/15/21)	USD	100	99,281
NuStar Logistics LP
4.80%, 09/01/20	USD	100	100,286
5.63%, 04/28/27 (Call 01/28/27)(b)	USD	100	97,677
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)	USD	65	65,209
6.88%, 03/15/22 (Call 08/31/18)	USD	189	192,603

Security		Par (000)	Value
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(c)	EUR	200	$238,711
6.75%, 09/15/20(c)	EUR	100	132,524
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	USD	100	94,313
5.13%, 09/15/27 (Call 03/15/22)	USD	100	98,000
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
6.63%, 05/15/22 (Call 08/31/18)(a)	USD	250	246,875
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/18)	USD	100	100,646
5.63%, 02/15/24 (Call 02/15/19)	USD	50	50,318
5.88%, 03/15/25 (Call 09/15/19)	USD	100	100,536
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	USD	100	101,000
5.88%, 08/15/23(a)	USD	125	126,868
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	USD	75	73,977
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	USD	135	134,095
5.63%, 10/15/27 (Call 10/15/22)(a)	USD	125	124,235
6.25%, 06/01/24 (Call 06/01/19)(a)(b)	USD	75	77,994
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	USD	115	119,457
7.25%, 06/15/25 (Call 06/15/20)	USD	100	104,657
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	USD	105	103,556
6.13%, 09/15/24 (Call 09/15/19)(b)	USD	100	100,625
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)	USD	100	103,000
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	USD	75	79,629
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	110	106,769
5.75%, 10/01/22 (Call 08/31/18)	USD	100	101,688
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	USD	260	204,512
7.13%, 03/15/23 (Call 08/31/18)(a)	USD	350	237,125
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	USD	100	68,875
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	USD	180	171,787
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	135	126,214
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(a)(b)	USD	115	115,541
6.50%, 02/01/22 (Call 08/31/18)(a)(b)	USD	200	205,000
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	USD	325	306,719
5.50%, 03/01/25 (Call 03/01/20)(a)	USD	185	182,225
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	175	166,870
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	275	267,695
Prestige Brands Inc.,
6.38%, 03/01/24 (Call 03/01/19)(a)(b)	USD	115	115,041
Prime Security Services Borrower LLC/Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(a)	USD	450	482,062
PSPC Escrow Corp.,
6.00%, 02/01/23 (Call 08/30/18)(c)	EUR	100	122,755
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	125	125,156
5.00%, 01/15/27 (Call 10/15/26)	USD	125	117,622
5.50%, 03/01/26 (Call 12/01/25)	USD	80	78,901
PVH Corp.,
3.63%, 07/15/24 (Call 04/15/24)(c)	EUR	100	128,180

35

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	100	$98,640
5.38%, 10/01/22 (Call 07/01/22)	USD	100	101,292
5.63%, 03/01/26 (Call 12/01/25)	USD	100	96,500
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	USD	150	139,522
5.75%, 05/01/25 (Call 05/01/20)(a)	USD	225	223,312
QVC Inc.
4.38%, 03/15/23	USD	125	123,126
4.45%, 02/15/25 (Call 11/15/24)	USD	125	119,474
4.85%, 04/01/24	USD	100	98,955
5.13%, 07/02/22	USD	100	101,518
Rackspace Hosting Inc.,
8.63%, 11/15/24 (Call 11/15/19)(a)(b)	USD	225	226,925
Radian Group Inc.,
4.50%, 10/01/24 (Call 07/01/24)	USD	100	96,844
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	USD	125	115,781
5.00%, 08/15/22 (Call 05/15/22)	USD	125	122,240
5.00%, 03/15/23 (Call 12/15/22)(b)	USD	125	120,078
5.75%, 06/01/21 (Call 03/01/21)	USD	100	102,250
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	USD	100	93,100
5.25%, 12/01/21 (Call 08/31/18)(a)	USD	75	75,188
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	USD	300	298,320
5.75%, 10/15/20 (Call 08/31/18)(b)	USD	581	583,238
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	USD	150	152,226
Rite Aid Corp.,
6.13%, 04/01/23 (Call 08/31/18)(a)	USD	325	327,437
Rockies Express Pipeline LLC,
5.63%, 04/15/20(a)	USD	125	128,379
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	75	70,219
7.38%, 06/15/25 (Call 03/15/25)	USD	100	96,375
RR Donnelley & Sons Co.,
7.88%, 03/15/21	USD	100	102,080
Sabre GLBL Inc.,
5.25%, 11/15/23 (Call 11/15/18)(a)	USD	200	200,565
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 08/31/18)(b)	USD	200	137,250
7.25%, 02/15/23 (Call 02/15/20)(a)	USD	100	98,280
7.75%, 06/15/21 (Call 08/31/18)	USD	125	108,073
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	USD	150	145,222
4.88%, 07/15/22 (Call 08/31/18)	USD	125	124,375
4.88%, 09/01/24 (Call 09/01/19)	USD	195	188,662
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)(c)	EUR	100	112,338
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	235	226,190
10.00%, 12/01/22 (Call 12/01/18)(b)	USD	400	427,000
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)(c)	EUR	100	132,025
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	100	100,698
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	75	75,494
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	100	101,761
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	75	77,243
6.50%, 12/01/20 (Call 09/01/20)(a)	USD	50	52,688
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 07/15/22 (Call 08/16/18)	USD	75	73,664
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	USD	100	94,990
5.38%, 01/15/22 (Call 08/31/18)(b)	USD	100	100,984
5.38%, 05/15/24 (Call 05/15/19)	USD	150	151,922

Security		Par (000)	Value
ServiceMaster Co. LLC (The),
5.13%, 11/15/24 (Call 11/15/19)(a)	USD	125	$120,625
SESI LLC
7.13%, 12/15/21 (Call 08/31/18)	USD	125	127,248
7.75%, 09/15/24 (Call 09/15/20)	USD	100	102,708
Silgan Holdings Inc.,
3.25%, 03/15/25 (Call 03/15/20)	EUR	200	238,916
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	USD	75	69,436
5.38%, 04/01/21 (Call 08/16/18)	USD	50	50,146
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	USD	100	98,469
6.13%, 10/01/22 (Call 08/16/18)(b)	USD	150	152,594
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	USD	170	165,448
4.63%, 05/15/23 (Call 08/31/18)(a)	USD	100	98,489
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	275	262,185
5.38%, 04/15/25 (Call 04/15/20)(a)	USD	200	198,751
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	200	195,500
6.00%, 07/15/24 (Call 07/15/19)(a)	USD	225	232,734
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	USD	200	195,250
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	USD	90	87,988
SM Energy Co.
5.00%, 01/15/24 (Call 08/31/18)(b)	USD	100	96,013
5.63%, 06/01/25 (Call 06/01/20)(b)	USD	100	97,336
6.13%, 11/15/22 (Call 11/15/18)	USD	100	102,365
6.75%, 09/15/26 (Call 09/15/21)(b)	USD	75	76,304
Solera LLC/Solera Finance Inc.,
10.50%, 03/01/24 (Call 03/01/19)(a)	USD	380	419,995
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)(b)	USD	200	190,472
6.20%, 01/23/25 (Call 10/23/24)(b)	USD	175	172,594
7.50%, 04/01/26 (Call 04/01/21)(b)	USD	100	103,125
7.75%, 10/01/27 (Call 10/01/22)(b)	USD	100	103,855
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)(c)	EUR	100	116,280
5.75%, 07/15/25 (Call 07/15/20)	USD	200	200,250
6.63%, 11/15/22 (Call 08/31/18)	USD	100	102,975
Springleaf Finance Corp.
5.25%, 12/15/19	USD	125	127,031
5.63%, 03/15/23	USD	150	150,300
6.13%, 05/15/22	USD	200	204,634
6.88%, 03/15/25	USD	225	228,656
7.13%, 03/15/26	USD	160	162,600
7.75%, 10/01/21	USD	125	135,000
8.25%, 12/15/20	USD	175	189,391
Sprint Communications Inc.
6.00%, 11/15/22	USD	400	404,876
7.00%, 03/01/20(a)	USD	200	207,550
7.00%, 08/15/20	USD	300	313,875
11.50%, 11/15/21	USD	200	234,929
Sprint Corp.
7.13%, 06/15/24	USD	450	463,219
7.25%, 09/15/21	USD	400	420,500
7.63%, 02/15/25 (Call 11/15/24)(b)	USD	275	288,489
7.63%, 03/01/26 (Call 11/01/25)	USD	275	285,312
7.88%, 09/15/23	USD	775	824,891
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	175	160,125
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	100	93,563
5.38%, 11/15/24 (Call 11/15/19)(a)	USD	200	198,112

36

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
5.50%, 02/15/23 (Call 02/15/19)(a)	USD	100	$102,130
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	USD	200	203,250
Staples Inc.,
8.50%, 09/15/25 (Call 09/15/20)(a)(b)	USD	155	145,505
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)	USD	85	82,906
4.75%, 03/15/25 (Call 09/15/24)(a)(b)	USD	70	69,125
5.00%, 12/15/21 (Call 09/15/21)	USD	150	151,812
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(b)	USD	125	124,432
5.13%, 10/01/21 (Call 08/31/18)	USD	50	50,551
5.25%, 04/15/23 (Call 08/31/18)	USD	50	50,435
5.50%, 10/01/24 (Call 10/01/19)	USD	100	102,231
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.50%, 06/01/24 (Call 06/01/19)	USD	100	96,653
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(a)	USD	150	147,408
5.50%, 02/15/26 (Call 02/15/21)(a)	USD	150	142,406
5.88%, 03/15/28 (Call 03/15/23)(a)	USD	85	80,113
Superior Industries International Inc.,
6.00%, 06/15/25 (Call 06/15/20)(c)	EUR	100	114,948
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	USD	75	73,078
4.20%, 09/15/20(b)	USD	100	100,250
5.00%, 04/15/25 (Call 04/15/20)(a)	USD	225	221,877
TA MFG. Ltd.,
3.63%, 04/15/23 (Call 08/30/18)(c)	EUR	100	118,596
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	85,510
6.50%, 06/01/25 (Call 06/01/20)	USD	100	73,417
9.50%, 07/15/22 (Call 07/15/20)(a)	USD	75	71,990
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	125	107,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	USD	150	153,825
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	145	145,423
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/18)	USD	100	99,979
4.25%, 11/15/23 (Call 08/31/18)	USD	100	95,938
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	USD	125	117,919
5.13%, 02/01/25 (Call 02/01/20)	USD	95	94,592
5.25%, 05/01/23 (Call 08/31/18)	USD	125	125,830
5.38%, 02/01/27 (Call 02/01/22)	USD	100	98,542
5.88%, 04/15/26 (Call 04/15/21)(a)	USD	200	203,750
6.75%, 03/15/24 (Call 09/15/19)(b)	USD	100	105,275
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
5.25%, 04/15/21 (Call 08/31/18)(a)	USD	100	99,830
TEGNA Inc.
5.13%, 07/15/20 (Call 08/31/18)(b)	USD	100	100,739
6.38%, 10/15/23 (Call 10/15/18)(b)	USD	125	129,062
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	USD	100	95,063
4.88%, 06/01/26 (Call 06/01/21)	USD	75	74,025
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	USD	100	94,950
5.63%, 10/15/23 (Call 10/15/18)	USD	50	49,335
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	200	199,082
4.50%, 04/01/21	USD	175	175,080
4.63%, 07/15/24 (Call 07/15/20)	USD	350	339,062
5.13%, 05/01/25 (Call 05/01/20)	USD	245	237,650

Security		Par (000)	Value
6.00%, 10/01/20	USD	350	$363,781
6.75%, 06/15/23(b)	USD	350	355,687
7.00%, 08/01/25 (Call 08/01/20)(a)(b)	USD	100	100,688
7.50%, 01/01/22 (Call 01/01/19)(a)	USD	150	157,125
8.13%, 04/01/22(b)	USD	500	532,500
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	100	96,423
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	125	117,457
Tesla Inc.,
5.30%, 08/15/25 (Call 08/15/20)(a)(b)	USD	325	287,625
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	100	98,875
4.50%, 02/01/26 (Call 02/01/21)	USD	175	164,142
4.75%, 02/01/28 (Call 02/01/23)	USD	280	259,616
5.13%, 04/15/25 (Call 04/15/20)	USD	100	100,234
5.38%, 04/15/27 (Call 04/15/22)	USD	75	73,708
6.00%, 03/01/23 (Call 09/01/18)	USD	225	232,284
6.00%, 04/15/24 (Call 04/15/19)	USD	200	206,604
6.38%, 03/01/25 (Call 09/01/19)	USD	300	312,750
6.50%, 01/15/24 (Call 01/15/19)	USD	175	182,656
6.50%, 01/15/26 (Call 01/15/21)	USD	375	393,281
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	USD	75	67,313
4.38%, 04/15/23 (Call 01/15/23)	USD	50	49,125
4.88%, 03/15/27 (Call 12/15/26)	USD	85	80,325
5.88%, 02/15/22 (Call 11/15/21)(b)	USD	100	103,705
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/18)	USD	75	75,000
6.00%, 07/15/22 (Call 08/31/18)	USD	225	228,246
6.38%, 06/15/26 (Call 06/15/21)	USD	175	175,289
6.50%, 07/15/24 (Call 07/15/19)	USD	225	230,344
6.50%, 05/15/25 (Call 05/15/20)	USD	125	126,406
Transocean Guardian Ltd.,
5.88%, 01/15/24 (Call 07/15/21)(a)	USD	88	88,770
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	USD	100	98,750
9.00%, 07/15/23 (Call 07/15/20)(a)	USD	250	270,469
Transocean Phoenix 2 Ltd.,
7.75%, 10/15/24 (Call 10/15/20)(a)(b)	USD	85	90,040
Transocean Pontus Ltd.,
6.13%, 08/01/25 (Call 08/01/21)(a)(b)	USD	90	91,538
Transocean Proteus Ltd.,
6.25%, 12/01/24 (Call 12/01/20)(a)	USD	85	86,396
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/18)	USD	50	49,823
6.00%, 02/15/24 (Call 02/15/19)(a)(b)	USD	150	150,300
TRI Pointe Group Inc./TRI Pointe Homes Inc.,
5.88%, 06/15/24	USD	50	49,688
Tribune Media Co.,
5.88%, 07/15/22 (Call 08/13/18)(b)	USD	200	201,750
Triumph Group Inc.,
7.75%, 08/15/25 (Call 08/15/20)(b)	USD	67	62,478
Tronox Finance PLC,
5.75%, 10/01/25 (Call 10/01/20)(a)	USD	75	72,159
Tronox Inc.,
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	USD	125	124,190
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	USD	90	89,822
6.88%, 08/15/25 (Call 08/15/20)	USD	150	153,057
7.38%, 04/01/20	USD	74	78,015
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)(b)	USD	125	81,563
7.13%, 04/15/25 (Call 04/15/20)(a)(b)	USD	115	69,388
United Continental Holdings Inc.,
4.25%, 10/01/22	USD	100	97,188

37

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Rentals North America Inc.
4.63%, 07/15/23 (Call 08/31/18)(b)	USD	200	$200,375
4.63%, 10/15/25 (Call 10/15/20)	USD	130	125,450
4.88%, 01/15/28 (Call 01/15/23)	USD	300	280,125
5.50%, 07/15/25 (Call 07/15/20)	USD	150	152,229
5.50%, 05/15/27 (Call 05/15/22)	USD	180	177,889
5.75%, 11/15/24 (Call 05/15/19)(b)	USD	125	127,812
5.88%, 09/15/26 (Call 09/15/21)	USD	200	202,964
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/18)(a)(b)	USD	75	72,375
7.13%, 12/15/24 (Call 12/15/19)(a)	USD	125	113,250
8.25%, 10/15/23 (Call 04/15/19)(b)	USD	200	187,000
Univision Communications Inc.
5.13%, 05/15/23 (Call 08/31/18)(a)(b)	USD	200	191,000
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	USD	275	254,375
Valeant Pharmaceuticals International Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	140	143,780
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	275	292,531
Vantiv LLC/Vanity Issuer Corp.,
3.88%, 11/15/25 (Call 11/15/20)(c)	GBP	100	125,692
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/18)	USD	200	200,307
4.75%, 07/15/27 (Call 07/15/22)	USD	100	94,975
5.25%, 04/01/25 (Call 01/01/25)	USD	50	51,125
Veritas U.S. Inc./Veritas Bermuda Ltd.,
10.50%, 02/01/24 (Call 02/01/19)(a)	USD	200	167,446
Vertiv Group Corp.,
9.25%, 10/15/24 (Call 10/15/19)(a)(b)	USD	100	98,750
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(d)(e)	USD	125	121,652
6.25%, 02/28/57 (Call 02/28/27)(d)(e)	USD	125	121,641
Viking Cruises Ltd.,
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	USD	115	112,988
Vistra Energy Corp.
5.88%, 06/01/23 (Call 08/31/18)	USD	100	102,750
7.38%, 11/01/22 (Call 11/01/18)	USD	375	391,875
7.63%, 11/01/24 (Call 11/01/19)	USD	250	268,825
8.00%, 01/15/25 (Call 01/15/20)(a)	USD	150	162,937
8.13%, 01/30/26 (Call 07/30/20)(a)	USD	150	165,045
VOC Escrow Ltd.,
5.00%, 02/15/28 (Call 02/15/23)(a)(j)	USD	125	119,687
Voya Financial Inc.,
5.65%, 05/15/53 (Call 05/15/23)(d)(e)	USD	150	150,750
Weatherford International LLC,
9.88%, 03/01/25 (Call 12/01/24)(a)(b)	USD	100	100,878
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(b)	USD	130	120,010
7.75%, 06/15/21 (Call 05/15/21)(b)	USD	145	149,078
8.25%, 06/15/23 (Call 03/15/23)(b)	USD	125	123,640
WellCare Health Plans Inc.,
5.25%, 04/01/25 (Call 04/01/20)	USD	210	210,394
West Corp.,
8.50%, 10/15/25 (Call 10/15/20)(a)	USD	200	174,500
Western Digital Corp.,
4.75%, 02/15/26 (Call 11/15/25)	USD	400	393,443
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	USD	150	152,906
6.25%, 04/01/23 (Call 01/01/23)(b)	USD	75	77,669
6.63%, 01/15/26 (Call 10/15/25)	USD	175	181,344
William Lyon Homes Inc.,
5.88%, 01/31/25 (Call 01/31/20)	USD	100	94,516
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	150	146,258
4.55%, 06/24/24 (Call 03/24/24)(b)	USD	225	226,406

Security		Par/ Shares (000)	Value
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 08/31/18)	USD	125	$71,719
7.75%, 10/15/20 (Call 08/31/18)	USD	100	88,125
8.63%, 10/31/25 (Call 10/31/20)(a)	USD	125	116,563
8.75%, 12/15/24 (Call 12/15/22)(a)	USD	150	95,063
WMG Acquisition Corp.,
4.13%, 11/01/24 (Call 11/01/19)(c)	EUR	100	120,983
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	125	124,219
5.75%, 06/01/26 (Call 06/01/21)	USD	100	100,044
6.00%, 01/15/22 (Call 10/15/21)	USD	123	127,676
8.25%, 08/01/23 (Call 06/01/23)	USD	75	84,797
WR Grace & Co.-Conn,
5.13%, 10/01/21(a)	USD	150	152,688
Wyndham Hotels & Resorts Inc.,
5.38%, 04/15/26 (Call 04/15/21)(a)	USD	65	64,919
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	USD	75	72,375
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	175	164,354
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	325	320,937
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	USD	75	77,063
6.50%, 06/15/22 (Call 08/31/18)(a)	USD	262	269,532
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	USD	300	297,000
6.00%, 04/01/23 (Call 08/31/18)	USD	275	282,219
6.38%, 05/15/25 (Call 05/15/20)	USD	175	181,125

			137,235,992
VENEZUELA — 0.2%
Citgo Holding Inc.,
10.75%, 02/15/20(a)	USD	375	400,425

TOTAL CORPORATE BONDS & NOTES — 97.6% (Cost: $210,195,620)			206,899,795

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 19.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares,
2.14%(k)(l)(m)		40,092	40,103,646
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(k)(l)		2,065	2,065,230

			42,168,876

TOTAL SHORT-TERM INVESTMENTS — 19.9% (Cost: $42,158,186)			42,168,876

TOTAL INVESTMENTS IN SECURITIES — 117.5% (Cost: $252,353,806)			249,068,671
Other Assets, Less Liabilities — (17.5)%			(37,044,417)

NET ASSETS — 100.0%			$212,024,254

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Issuer is in default of interest payments.

38

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® US & INTL HIGH YIELD CORP BOND ETF

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,102	4,990	40,092	$40,103,646	$179,323	(a)	$(3,641)	$7,850
BlackRock Cash Funds: Treasury, SL Agency Shares	1,574	491	2,065	2,065,230	17,624		—	—

				$42,168,876	$196,947		$(3,641)	$7,850

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$206,899,795	$—	$206,899,795
Money Market Funds	42,168,876	—	—	42,168,876

	$42,168,876	$206,899,795	$—	$249,068,671

Portfolio Abbreviations — Fixed Income

PIK  —  Payment-in-kind

Currency Abbreviations

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

39

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 28, 2018